UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT

ALL AMERICA FUND
EQUITY INDEX FUND
MID-CAP EQUITY INDEX FUND
AGGRESSIVE EQUITY FUND
SMALL CAP VALUE FUND
SMALL CAP GROWTH FUND
BOND FUND
MONEY MARKET FUND

DECEMBER 31, 2007

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present to you the Mutual of America Institutional Funds, Inc. (the "Investment Company") Annual Report for the year ended December 31, 2007. This Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during 2007.

On the surface, and in terms of the reported economic and market data, 2007 was not a particularly bad year, although it surely was not spectacular. The S&P 500, which we use as a proxy for the U. S. stock market, was up 3.5% in terms of price appreciation and generated a total return of 5.5% when reinvested dividends are included. The Lehman Brothers Aggregate Bond Index produced a total return of just about 7.0%, driven by a strong return of 9.0% for U. S. Treasuries.

As for the economy, U. S. Gross Domestic Product (GDP) advanced 3.8% in the second quarter and a robust 4.9% in the third quarter after an anemic 0.6% in the first quarter. Corporate profits of the S&P 500 continued to register good gains in the first two quarters of the year but declined by 5.7% year-over-year in the third quarter as financial service company writeoffs offset still-strong advances in most other sectors. Fourth quarter GDP has still not been reported, but will almost surely come in at less than 2.0% as the effects of the housing recession, escalating oil and gasoline prices, and the financial turmoil during the second half of 2007 have begun to negatively impact consumer spending. Corporate profits will likely continue to show year-over-year declines for the next few quarters, largely as the result of more massive write-offs in the financial services sectors. Other sectors should continue to show solid advances for at least the last quarter of the year, but future prospects are clouded by uncertainty over the economic outlook, and are surely biased in a downward direction.

Thus, at first glance it was an "OK" year, but upon further examination, it really was not that good . In fact, the year was characterized primarily by a rapidly rising sense of uncertainty manifesting itself in increased risk aversion and volatile markets. For instance, the S&P 500 hit an all time record high of 1562 on October 10th, up 10.2% from its beginning of the year opening price, and up 13.7% from its closing low on March 5th. But it also experienced two intra-year declines of about 10% each. The same uncertainties were witnessed in the bond market where, for instance, the 10-Year Treasury bond registered a high yield of 5.29% in early June and a low of 3.85% in early December.

The primary underlying cause of market volatility in 2007 was the rapidly worsening housing recession. Housing starts have declined by over one million units on an annualized basis since the peak in early 2006 to a level not seen since 1992, when housing was coming out of its last recession. Despite the contraction in starts, the supply of new houses has risen from an average of four to five months to over 10 months at current sales rates. Conditions are unlikely to improve much over the next six to twelve months as several waves of subprime mortgage resets (upward adjustments in variable interest rates that raise monthly mortgage payments) will lead to a large and rapid rise in payment delinquencies and defaults, placing more supply on markets. To make matters worse, mortgage lending in general has contracted dramatically as banks and mortgage finance companies exit the subprime market, raise credit standards and find that any loans extended must be kept on their balance sheets because the securitization market for new home loans outside the Federally guaranteed system has all but dried up. Perhaps more troubling than the housing recession itself was the growing awareness of how damaging its follow-on effects would prove to be, first for financial markets, and second, for economic growth, in both cases not only domestically, but on a global basis.

As recounted in our previous reports, global credit markets began to enter a period of intense stress in early summer when two Bear Stearns mutual funds that specialized in subprime mortgages failed. Previous hints of problems came in the form of data showing rising delinquency and default rates in subprime mortgages at the end of 2006 and in the early months of 2007. During the spring, a number of small, and not so small, mortgage companies went bankrupt. But the problems at Bear Stearns initiated a frenzied search for the next place subprime paper would cause an implosion. Over the next few months, a number of companies revealed large holdings in subprime paper that could not be accurately valued. In the United States, Countrywide Credit, the largest mortgage lender in the country, announced that third quarter earnings would be substantially below estimates, and one Street analyst predicted the company would go bankrupt. Northern Rock, the largest UK lender, did effectively go into receivership while receiving a temporary government lifeline until the company found a buyer, either for itself or the assets it held. Then some of the large U.S. bank/brokerage firms began to own up to their exposure, revealing the need to take very large write-offs that would, in two high profile cases, force the resignations of CEOs, namely, Charles Prince of Citicorp and Stanley O'Neil of Merrill Lynch.

In the meantime, the Federal Reserve and other central banks around the world began to mobilize. One serious immediate effect of the subprime crisis was a rapidly growing unwillingness of banks to continue lending to each other because they were afraid of hidden subprime exposure among potential bank borrowers. A corollary to this reluctance to lend to banks was a reduction in willingness to lend to anyone other than their most credit worthy clients. In other words, the global credit creation process, which is the lubricant for global economic activity, was grinding to a halt.

The first central bank response was to make very large amounts of cash available to banks in order to reduce risk aversion within the banking system and encourage lending. In the U.S., the Federal Reserve took the dramatic step of lowering the Discount Rate (the rate the Fed charges member banks for overnight loans) by 50 basis points, reducing its spread over the Fed Funds rate (the rate set for overnight loans among member banks) by half. It also issued a statement that the risks of inflation and a slowdown in economic growth were equal, reversing its claim at the most recent Federal Open Market Committee meeting that the greatest risk was "inflation", a statement the Fed had made in support of its decision to keep the Fed Funds rate at 5.25%. However, as the old saying goes, "You can lead a horse to water, but you can't make him drink." Central bankers provided plenty of liquidity, but few were drinking.

In short, credit markets continued to struggle through August and early September, although markets began a recovery from their lows in anticipation that the Federal Reserve would be lowering the Fed Funds rate at its September 18th meeting. Investors were not disappointed. The Fed lowered both the Fed Funds rate and the Discount Rate by 50 basis points each and stated that it believed the downside risks to growth were greater than the upside risks to inflation. Over the next five weeks, the S&P 500 rallied to new all-time highs, and Treasury yields showed signs of stabilizing after coming well off earlier highs, in expectation that an additional rate cut would be forthcoming at the Fed's October 31st meeting. In fact, the Fed did deliver an additional 25 basis point reduction in both the Fed Funds and the Discount Rate, but they also delivered a "Halloween Surprise" in the form of a reversion to a balanced view regarding the relative risks to growth versus inflation. The December 11th 25 basis point reduction in both of the managed rates likewise disappointed the markets because it once again seemed to ignore the rapidly deteriorating prospects for the economy. For the remainder of the year, stocks traded down with increased volatility while Treasury yields plummeted and credit spreads widened dramatically.

In short, the Federal Reserve had signaled that further rate cuts were questionable and would be slow in coming and probably minimal in magnitude if they did. Markets, on the other hand, were becoming convinced that the economy was heading into recession. Despite strong third quarter GDP numbers, the data being generated during the fourth quarter was looking increasingly soft. Monthly non-farm employment growth had been progressively slowing to fewer than 100,000 new jobs per month from year-ago levels of 120,000-150,000. Unemployment insurance claims had been steadily rising from the low 300,000 per week level associated with an expanding economy toward the 350,000 per week level historically associated with slowdowns, and moving in the direction of recession levels. While reported retail sales continued to hold up well, part of the apparent strength was derived from higher gasoline prices, a negative for consumer discretionary spending. At the same time, consumer confidence declined steadily from mid-summer onward to levels not seen since 2004. Probably the most worrisome recent piece of information about the domestic economy was the just-reported employment report, which showed an anemic increase in December nonfarm payrolls of only 18,000 and an unemployment rate of 5.0%, up from 4.7% the prior month and the cycle low of 4.4% in March.

There are a few positives to note. First, U.S. exports have been expanding dramatically in response to a dollar whose value has declined by 25% over the past five years on a trade-weighted basis, most of that over the past two years. Of course, a key driver of stronger export growth is continued strong developing world (e.g., China) growth. Improvement in net exports has served and should continue to serve as an offset to the negative GDP effect of the housing recession, while at the same time contributing to a reduction in our trade deficits. Second, Federal government spending has remained firm, especially given the extraordinary military expenditures that have been necessitated by our actions in Iraq and Afghanistan. Surprisingly, despite high levels of spending, the Federal budget deficits have been shrinking as tax receipts from the expansion have exceeded expectations. Finally, corporate spending has also held up relatively well so far.

That said, consumer spending accounts for two-thirds of our economy, and the constraints on consumer spending are becoming tighter. The near quintupling in the price of oil since the trough of the last recession in 2002 has taken steady incremental bites out of disposable income. The housing recession is putting pressure on consumer spending and will continue to do so. If the U.S. consumer retrenches, global growth, often cited as an offset to a sluggish U.S. economy, will not remain immune. Note that 25% of China's exports go to the United States.

Over the past couple of months, most market commentators have been raising their projected probabilities of recession in the United States. The markets are clearly signaling their heightened sense that the economy is headed into a serious slowdown, if not a recession. Within the first week of 2008, stock markets were down across the world. In the U.S., most of the gains registered by the S&P 500 in 2007 were erased in the first several days of the new year. And U.S, Treasury yields are approaching levels generally associated with recession, although not as low as seen during the last one, which was unusual because the Fed Funds rate was lowered to 1.0% and remained there for a year as the Greenspan Fed fought the specter of a "Japanese-style" deflation.

The next meeting of the Federal Reserve is not until March 18th. As of this writing, in mid-February, the futures market for Fed Funds is priced for a 100% chance of a 50 basis point reduction in rates at that meeting. For the end of 2008, futures are priced for 100% odds of a 2.00% Fed Funds rate, 225 basis points lower than at the end of 2007. These projections express the market's belief that recession is imminent (if not already a reality), as well as the hope that the Federal Reserve will respond accordingly; that is, with aggressive rate reductions.

So far, the Bernanke Fed has avoided actions that could be interpreted as panic, and has insisted on looking at the data as it comes in. That's the reason many investors believe the Fed is "behind the curve" in responding to the unfolding signs of growth slowdown. Given the severe dislocations that have already occurred in the global financial system, the near certainty that more financial "surprises" are lurking out there, and the clearly deteriorating economic statistics, the lack of some anticipatory action on the part of the Fed is contributing to anxiety, and thus diminished confidence on the part of business decision makers. In other words, the Fed may have actually become a part of the problem. While some believe Alan Greenspan, by pushing rates so low during the last recession and keeping them there for so long, may in fact be responsible for the housing bubble that is now bursting and, thus for the ensuing financial crisis we are experiencing, markets seem to be wishing he were back making the decisions.

We have been firm in our belief that the domestic economy would avoid a recession. Frankly, that conviction has been quickly waning. The key variable determining whether we enter a recession or not and as a consequence, whether stock markets and bond yields continue to decline, is whether the Federal Reserve will act quickly and decisively enough to reverse the trajectory of growth. Some believe it has already missed the chance. We do not. But time is running out as the economy and the financial system become increasingly fragile.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Year Ended December 31, 2007

All America Fund	+4.62%
Equity Index Fund	+5.74%
Mid-Cap Equity Index Fund	+7.80%
Aggressive Equity Fund	+1.46%
Small Cap Value Fund (1)	- 9.52%
Small Cap Growth Fund (1)	+0.10%
Bond Fund	+6.67%
Money Market Fund	+5.12%

(1) For the period May 1, 2007 (commencement of operations) to December 31, 2007.

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

•  Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

•  Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

•  Historical performance compared to an appropriate index.

Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index. The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500® Index, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is approximately equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

The U.S. equity markets struggled in 2007, especially during the last quarter of the year as sub-prime mortgage and banking liquidity concerns mounted, as discussed in the President's Letter. Large and mid-cap stocks outperformed small stocks – the S&P 500 finished the year up 5.49% and the S&P MidCap 400® Index was up 7.98%, while the Russell 2000® Index (representative of the small-cap universe) was down 1.57%. On a style basis, growth outperformed value handily in all capitalizations.

The All America Fund's return for the 12 months ended December 31, 2007 was 4.62%, versus the benchmark return of 5.49%. This underperformance derived largely from the under-performance of the benchmark by both the small cap growth and small cap value components of the Fund, together representing 20% of the Fund. Note also that the All America Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

All America Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,462	4.62%	4.62%
5 Years	$17,987	79.87%	12.46%
10 Years	$16,641	66.4%	5.22%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,549	5.49%	5.49%
5 Years	$18,284	82.84%	12.83%
10 Years	$17,754	77.5%	5.91%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 had a total return of 5.49% for 2007, holding on to positive territory in a turbulent year. During the last six months of the year, those sectors already in negative territory, Financials and Consumer, continued their downward trend while those sectors that had been outperforming, Energy and Utility, went even higher. Subprime mortgages began the year as a trouble spot in the Financial sector, and the constant defaults continued to drive the sector down, ending with a -18% total return for the year. As Financials tumbled, Energy stocks climbed 34% as oil prices hit an all time high. These events contributed to higher mortgage rates, increasing oil and gas prices and a consumer spending slowdown. Consumer Discretionary stocks were the second hardest hit, posting a total return of -13% in 2007.

The Equity Index Fund's performance for the 12 months ended December 31, 2007 was 5.74%, in line with the benchmark return of 5.49%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Equity Index Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,574	5.74%	5.74%
5 Years	$18,195	81.95%	12.72%
Since 5/3/99 (Inception)	$12,330	23.30%	2.45%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,549	5.49%	5.49%
5 Years	$18,284	82.84%	12.83%
Since 5/3/99 (Inception)	$12,554	25.54%	2.66%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400 Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 outperformed the S&P 500® Index in 2007 by 2.49%, with a total return of 7.98%. After five years of double digit growth, the beginning of the year indicated a similar outlook for 2007. However, during the second half of the year, mid-cap stocks turned downward. Although the Financial and Consumer Discretionary sectors were the only ones to post negative double digit returns, almost every sector showed weakness. As oil prices rose, the Energy sector continued upward, closing up almost 14%. The problems in the subprime arena continued to hurt financial and consumer stocks, as spending slowed and expenses went higher.

The Mid-Cap Equity Index Fund's performance for the 12-month period ending December 31, 2007 was 7.80%, in line with the 7.98% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Mid-Cap Equity Index Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,780	7.80%	7.80%
5 Years	$21,027	110.3%	16.03%
Since 9/1/00 (Inception)	$16,835	68.35%	7.36%

S & P Mid-Cap 400 Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,798	7.98%	7.98%
5 Years	$21,182	111.82%	16.20%
Since 9/1/00 (Inception)	$17,187	71.87%	7.66%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

AGGRESSIVE EQUITY FUND

The objective of the Aggressive Equity Fund is to generate capital appreciation by investing in a combination of small-cap growth and value stocks, with the respective weightings to be determined by market conditions.

For the 12 months ended December 31, 2007, the small-cap Russell 2000® Index underperformed larger caps as measured by either the S&P 400 Index or the S&P 500® Index. For the year 2007, the best-performing sectors among small-cap stocks were Materials and Energy; the worst performer was Finance. Overall, growth stocks outperformed value stocks by a wide margin in this segment of the market.

Over the 12-month period ended December 31, 2007, the Aggressive Equity Fund returned 1.46% versus the -1.57% return for the Russell 2000® Index. Sector selection was the primary driver of this over-performance. The sectors contributing to performance were Technology and Materials.

Aggressive Equity Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,146	1.46%	1.46%
5 Years	$18,106	81.1%	12.61%
Since 9/1/00 (Inception)	$12,256	22.56%	2.81%

Russell 2000 Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$9,843	-1.57%	-1.57%
5 Years	$21,224	112.2%	16.24%
Since 9/1/00 (Inception)	$15,635	56.35%	6.28%

The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000 Value® Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

The Fund commenced operations on May 1, 2007. For the period ending December 31, 2007, the best-performing sectors within the benchmark were Materials, Healthcare and Energy. The worst-performing sectors were Retail, Consumer Discretionary and REITs.

For the period ending December 31, 2007, the Small Cap Value Fund returned -9.52% versus a -11.98% return for the Russell 2000 Value® Index. Stock selection was the primary driver of the outperformance. Sectors contributing to Fund performance included Materials, Consumer Cyclicals and Consumer Staples, while sectors detracting from Fund performance included Insurance, Finance and Utilities.

Small Cap Value Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Annua- lized
Since 5/1/07 (Inception)	$9,048	-9.52%	-13.85%

Russell 2000 Value Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Annua- lized
Since 5/1/07 (Inception)	$8,802	-11.98%	-17.31%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund commenced operations on May 1, 2007. The Fund returned 0.10% during the period ended December 31, 2007. The Fund's benchmark, the Russell 2000 Growth® Index, returned 1.79% for the period.

The Small Cap Growth Fund underperformed its benchmark due primarily to stock selection in the Consumer Discretionary and Industrial sectors. Contributions from Technology and Materials partially offset the negative stock selection.

Small Cap Growth Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Annu- alized
Since 5/1/07 (Inception)	$10,010	0.10%	0.15%

Russell 2000 Growth Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Annu- alized
Since 5/1/07 (Inception)	$10,179	1.79%	2.68%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The 2007 bond market was characterized by falling yields, a steepening yield curve and widening credit spreads, all of which took place in the second half of 2007. In response to the subprime crisis, the Federal Reserve lowered the Federal Funds rate three times during the third and fourth quarters of the year.

Anticipation of the Fed's aggressive easing caused the yield curve to steepen during the second half of 2007. The flight-to-quality rally pushed Treasury yields sharply lower and credit spreads wider.

Corporate bonds, on the other hand, underperformed Treasuries for the year, as spreads widened sharply from historically tight levels at the beginning of 2007. Most of the widening took place between June and December as the credit crisis emerged. Notably, the single "A" sector, home to many finance issuers, performed the worst in terms of excess return, compared to its investment grade counterparts.

The Bond Fund's return for the year ended December 31, 2007 was 6.67%, compared to 6.96% for the Lehman Brothers Aggregate Bond Index®. The Bond Fund's primary strategy was to maintain a slightly shorter duration than its benchmark. It also emphasized relatively short corporate bonds with high yields, extreme credit diversification, and a market weight in mortgage-related securities. The fund's shorter duration reduced returns, as did the emphasis on higher-yielding bonds whose spreads widened sharply during the year. To minimize credit risk, corporate maturities of less than seven years were preferred and new holdings were limited to .005% of the portfolio. So long as inflation is perceived as a threat, this strategy will be maintained in the Bond Fund.

Bond Fund

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,667	6.67%	6.67%
5 Years	$12,267	22.67%	4.17%
10 Years	$15,674	56.7%	4.60%

Lehman Bros. Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/07	of $10,000	Cumu- lative	Average Annual
1 Year	$10,696	6.96%	6.96%
5 Years	$12,416	24.16%	4.42%
10 Years	$17,857	78.6%	5.97%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 5.12% for the 12 months ended December 31, 2007, compared to a 4.74% return for the Citigroup 3-Month Treasury Bill Index.

In response to credit and liquidity concerns, the Federal Reserve cut the benchmark short-term rate three times during the last four months of 2007. The Fed Funds target was lowered to 4.25% at year-end, bringing the cumulative total rate reductions to 100 basis points in 2007. The seven-day effective yield as of February 12, 2007 was 3.37%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF DECEMBER 31, 2007 (Unaudited)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF DECEMBER 31, 2007 (Unaudited) (Continued)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Advisor, has contractually agreed to limit each Fund's total operating expenses to its investment management fees. This contractual obligation remains in effect for 2008 and will continue for each following calendar year unless the Advisor gives notice to the Investment Company within two weeks before the next calendar year begins.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2007 and held for the entire period ending December 31, 2007.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$977.10	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.55

*  Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Equity Index Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$989.29	$0.63
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Cap Equity Index Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$963.51	$0.62
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Aggressive Equity Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$929.95	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.35

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$880.50	$4.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.33

*  Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$961.64	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.33

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$1,055.38	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.29

*  Expenses are equal to the Fund's annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$1,024.75	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.02

*  Expenses are equal to the Fund's annual expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (2.0%)
Mosanto Co.	1,395	$155,808
Other Securities	18,393	970,290
		1,126,098
CONSUMER, CYCLICAL (4.8%)
Comcast Corp. Cl A*	7,836	143,085
McDonald's Corp.	3,017	177,731
Time Warner, Inc.	9,221	152,239
Other Securities	76,703	2,325,934
		2,798,989
CONSUMER, NON-CYCLICAL (5.9%)
Altria Group, Inc.	5,373	406,091
CVS Corp.	3,768	149,778
Coca-Cola Co.	5,070	311,146
PepsiCo, Inc.	4,106	311,645
Proctor & Gamble Co.	7,922	581,633
Wal-Mart Stores, Inc.	6,028	286,511
Other Securities	34,032	1,392,526
		3,439,330
ENERGY (7.3%)
ChevronTexaco Corp.	5,386	502,675
ConocoPhillips	4,080	360,264
Exxon Mobil Corp.	13,938	1,305,851
Occidental Petroleum	2,114	162,757
Schlumberger, Ltd.	3,051	300,127
Valero Energy Corp.	1,405	98,392
Other Securities	26,581	1,475,027
		4,205,093
FINANCIAL (10.1%)
American Int'l. Group, Inc.	6,470	377,201
Bank of America Corp.	11,322	467,146
Citigroup, Inc.	12,735	374,918
Goldman Sachs Group, Inc.	1,014	218,061
J.P. Morgan Chase & Co.	8,569	374,037
MetLife, Inc.	1,889	116,400
Wachovia Corp.	5,039	191,633
Wells Fargo & Company	8,608	259,876
Other Securities	80,954	3,426,207
		5,805,479

* Non-income producing security.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTHCARE (6.7%)
Abbott Laboratories	3,942	$221,343
Gilead Sciences, Inc.*	2,374	109,228
Johnson & Johnson	7,300	486,910
Medtronic, Inc.	2,884	144,979
Merck & Co., Inc.	5,552	322,627
Pfizer, Inc.	17,423	396,025
Wyeth	3,416	150,953
Other Securities	45,040	2,040,509
		3,872,574
INDUSTRIAL (7.5%)
3M Company	1,815	153,041
General Electric Co.	25,781	955,702
Google, Inc.*	587	405,899
Lockheed Martin Corp.	882	92,839
United Parcel Service Cl B	2,681	189,600
United Technologies Corp.	2,522	193,034
Other Securities	41,345	2,370,534
		4,360,649
TECHNOLOGY (8.4%)
Apple Computer, Inc.*	2,233	442,313
Cisco Systems, Inc.*	15,477	418,962
Hewlett-Packard Co.	6,577	332,007
IBM Corp.	3,515	379,972
Intel Corp.	14,916	397,661
Microsoft Corp.	20,524	730,654
Oracle Corp.*	10,060	227,155
Qualcomm, Inc.	4,175	164,286
Other Securities	74,202	1,781,601
		4,874,611
TELECOMMUNICATIONS (2.0%)
AT&T	15,471	642,975
Verizon Communications	7,373	322,126
Other Securities	13,414	189,761
		1,154,862
UTILITIES (2.0%)
Other Securities	25,555	1,167,144
TOTAL INDEXED ASSETS COMMON STOCKS (Cost: $28,126,741 ) 56.7%		$32,804,829

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rate	Maturity	Face Amount	Value
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (a)	2.80%	02/28/08	$500,000	$497,739
U.S. Treasury Bill (a)	2.91	03/13/08	300,000	298,251
				795,990
U.S. GOVERNMENT AGENCIES (1.8%)
Freddie Mac	3.25	01/02/08	1,065,000	1,064,904
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,860,894 ) 3.2%				1,860,894
TOTAL INDEXED ASSETS (Cost: $29,987,635) 59.9%				$34,665,723

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
5 S&P 500 Stock Index Futures Contracts	March 2008	$1,846,500	$15,438

Face value of futures purchased and outstanding as percentage of total investments in securities: 3.2%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.0%)
Monsanto Co.	1,471	$164,296
Other Securities	14,538	398,626
		562,922
CONSUMER, CYCLICAL (4.5%)
Comcast Corp. Cl A*	4,941	90,223
McDonald's Corp.	1,446	85,184
Time Warner, Inc.	3,905	64,472
Other Securities	111,047	2,358,130
		2,598,009
CONSUMER, NON-CYCLICAL (3.7%)
CVS Corp.	2,832	112,572
Coca-Cola Co.	2,807	172,266
PepsiCo, Inc.	2,215	168,119
Proctor & Gamble Co.	4,441	326,058
Wal-Mart Stores, Inc.	1,023	48,623
Other Securities	38,581	1,332,948
		2,160,586
ENERGY (3.5%)
ChevronTexaco Corp.	1,841	171,821
ConocoPhillips	1,322	116,733
Exxon Mobil Corp.	5,051	473,228
Occidental Petroleum	1,365	105,091
Schlumberger, Ltd.	1,502	147,752
Valero Energy Corp.	2,093	146,573
Other Securities	23,222	902,186
		2,063,384
FINANCIAL (5.9%)
American Int'l. Group, Inc.	3,326	193,906
Bank of America Corp.	4,619	190,580
Citigroup, Inc.	6,128	180,408
Goldman Sachs Group, Inc.	610	131,181
J.P. Morgan Chase & Co.	3,916	170,933
MetLife, Inc.	1,944	119,789
Wachovia Corp.	3,881	147,594
Wells Fargo & Company	6,830	206,198
Other Securities	106,259	2,109,592
		3,450,181

* Non-income producing security.

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTHCARE (3.5%)
Abbott Laboratories	2,696	$151,380
Gilead Sciences, Inc.*	2,696	124,043
Johnson & Johnson	3,871	258,196
Medtronic, Inc.	2,438	122,558
Merck & Co., Inc.	2,608	151,551
Wyeth	2,240	98,986
Other Securities	40,420	1,099,085
		2,005,799
INDUSTRIAL (7.1%)
3M Company	1,170	98,654
General Electric Co.	10,863	402,691
Google, Inc.*	191	132,073
Lockheed Martin Corp.	1,245	131,049
United Parcel Service Cl B	1,265	89,461
United Technologies Corp.	1,375	105,243
Other Securities	135,879	3,148,947
		4,108,118
TECHNOLOGY (5.8%)
Apple Computer, Inc.*	801	158,662
Cisco Systems, Inc.*	6,951	188,164
Hewlett-Packard Co.	2,954	149,118
IBM Corp.	1,352	146,151
Intel Corp.	6,907	184,141
Microsoft Corp.	6,929	246,672
Oracle Corp.*	8,541	192,856
Qualcomm, Inc.	2,181	85,822
Other Securities	97,638	1,988,447
		3,340,033
TELECOMMUNICATIONS (1.0%)
AT&T	5,635	234,191
Verizon Communications	3,504	153,090
Other Securities	23,659	219,321
		606,602
UTILITIES (1.3%)
Other Securities	20,186	726,056
		726,056
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $20,284,316 ) 37.3%		$21,621,690

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
Other Securities	7.25%	07/15/10	$60,000	$39,600
TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.1%				39,600
	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.1%)
Freddie Mac	3.25%	01/02/08	$630,000	$629,811
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $629,943 ) 1.1%				629,811
TEMPORARY CASH INVESTMENTS** (Cost: $455,000 ) 0.8%				455,000
TOTAL INVESTMENTS (Cost: $51,416,894 ) 99.2%				$57,411,824
OTHER NET ASSETS 0.8%				481,203
NET ASSETS 100.0%				$57,893,027

  The total value of non-income producing investments was $12,534,725 or 21.83% of the Fund's investments as of December 31, 2007.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (3.3%)
Monsanto Co. .	2,211	$246,947
Other Securities	29,151	1,537,957
		1,784,904
CONSUMER, CYCLICAL (8.1%)
Disney (Walt) Co.	7,698	248,491
McDonald's Corp.	4,783	281,767
Time Warner, Inc.	14,617	241,327
Other Securities	126,330	3,668,431
		4,440,016
CONSUMER, NON-CYCLICAL (10.3%)
Altria Group, Inc.	8,518	643,790
CVS Corp.	5,973	237,427
Coca-Cola Co.	8,037	493,231
PepsiCo, Inc.	6,510	494,109
Proctor & Gamble Co.	12,559	922,082
Wal-Mart Stores, Inc.	9,555	454,149
Other Securities	57,897	2,365,124
		5,609,912
ENERGY (12.2%)
ChevronTexaco Corp.	8,539	796,945
ConocoPhillips	6,469	571,213
Exxon Mobil Corp.	22,095	2,070,081
Occidental Petroleum	3,351	257,993
Schlumberger, Ltd.	4,836	475,717
Other Securities	44,364	2,494,349
		6,666,298
FINANCIAL (16.5%)
American Express Co.	4,729	246,003
American Int'l. Group, Inc.	10,257	597,983
Bank of America Corp.	17,949	740,576
Citigroup, Inc.	20,189	594,364
Goldman Sachs Group, Inc.	1,608	345,800
J.P. Morgan Chase & Co.	13,584	592,942
Morgan Stanley	4,292	227,948
Wachovia Corp.	7,989	303,822
Wells Fargo & Company	13,646	411,973
Other Securities	118,367	4,986,871
		9,048,282

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (11.2%)
Abbott Laboratories .	6,249	$350,881
Johnson & Johnson	11,573	771,919
Medtronic, Inc.	4,572	229,834
Merck & Co., Inc.	8,802	511,484
Pfizer, Inc.	27,620	627,803
UnitedHealth Group, Inc.	5,225	304,095
Wyeth	5,415	239,289
Other Securities	69,960	3,104,505
		6,139,810
INDUSTRIAL (12.7%)
3M Company	2,884	243,179
Boeing Co.	3,134	274,100
General Electric Co.	40,869	1,515,014
Google, Inc.*	936	647,225
United Parcel Service Cl B	4,250	300,560
United Technologies Corp.	3,998	306,007
Other Securities	63,807	3,630,862
		6,916,947
TECHNOLOGY (14.2%)
Apple Computer, Inc.*	3,541	701,401
Cisco Systems, Inc.*	24,535	664,162
Hewlett-Packard Co.	10,426	526,304
IBM Corp.	5,572	602,333
Intel Corp.	23,645	630,376
Microsoft Corp.	32,537	1,158,317
Oracle Corp.*	15,947	360,083
Qualcomm, Inc.	6,618	260,418
Other Securities	117,652	2,824,682
		7,728,076
TELECOMMUNICATIONS (3.4%)
AT&T	24,525	1,019,259
Verizon Communications	11,688	510,649
Other Securities	21,261	300,642
		1,830,550
UTILITIES (3.4%)
Other Securities	40,542	1,851,581
TOTAL COMMON STOCKS (Cost: $42,862,234) 95.3%		$52,016,376

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.7%)
U.S. Treasury Bill (a)	2.91%	03/13/08	$1,200,000	$1,193,004
U.S. Treasury Bill (a)	2.80	02/28/08	300,000	298,181
				1,491,185
U.S. GOVERNMENT AGENCIES (1.9%)
Freddie Mac	3.25	01/02/08	1,019,000	1,018,908
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,510,555) 4.6%				2,510,093
TOTAL INVESTMENTS (Cost: $45,372,789) 99.9%				54,526,469
OTHER NET ASSETS 0.1%				78,097
NET ASSETS 100.0%				$54,604,566

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

  The total value of non-income producing investments was $7,366,162 or 13.51% of the Fund's investments as of December 31, 2007

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
5 S&P 500 Stock Index Futures Contracts	March 2008	$1,846,500	$15,438

Face value of futures purchased and outstanding as percentage of total investments in securities: 3.4%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (6.5%)
Arch Coal, Inc. .	6,160	$276,769
Martin Marietta Materials, Inc	1,802	238,945
Steel Dynamics, Inc.	4,156	247,573
Other Securities	79,842	2,514,604
		3,277,891
CONSUMER, CYCLICAL (9.6%)
Borg-Warner, Inc.	4,992	241,663
Other Securities	192,600	4,607,576
		4,849,239
CONSUMER, NON-CYCLICAL (5.7%)
Energizer Holdings, Inc.*	2,470	276,961
Hologic, Inc.*	5,396	370,381
Other Securities	60,230	2,215,799
		2,863,141
ENERGY (7.6%)
Denbury Resources, Inc.*	10,516	312,851
EXTERRAN HOLDINGS INC*	2,826	231,167
FMC Technologies Inc.*	5,600	317,520
Grant Prideco, Inc.*	5,468	303,529
KBR INC.*	7,294	283,007
NewField Exploration Company*	5,635	296,965
Pioneer Natural Resources Co.	5,144	251,233
Plains Exploration & Prod. Co.	4,856	262,224
Pride International, Inc.*	7,186	243,605
Other Securities	33,698	1,368,516
		3,870,617
FINANCIAL (14.0%)
AMB Property Corp.	4,263	245,378
Eaton Vance Corp.	5,321	241,627
Everest RE Group	2,720	273,088
Macerich Co.	3,122	221,849
New York Community Bancorp	13,931	244,907
Other Securities	217,992	5,823,959
		7,050,808
HEALTHCARE (10.9%)
Covance, Inc.*	2,748	238,032
Dentsply International, Inc.	6,520	293,530
Health Net, Inc.*	4,745	229,184
Intuitive Surgical, Inc.*	1,645	531,335
Schein (Henry), Inc.*	3,855	236,697
Other Securities	118,880	3,989,417
		5,518,195

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIAL (18.5%)
AGCO Corp.* .	3,943	$268,045
CF Industries Holdings	2,068	227,604
Cameron International Corp.*	9,416	453,192
Dun & Bradstreet	2,496	221,220
Flowserve Corp	2,460	236,652
Harsco Corp.	3,625	232,254
Joy Global, Inc.	4,651	306,129
Roper Industries, Inc.	3,800	237,652
SPX, Inc.	2,256	232,030
Stericycle, Inc.*	3,741	222,215
Other Securities	191,438	6,703,843
		9,340,836
TECHNOLOGY (14.7%)
Activision, Inc.*	12,541	372,468
Alliance Data Systems*	3,390	254,216
Amphenol Corp Cl A	7,675	355,890
Avnet, Inc.*	6,459	225,871
Cypress Semiconductor Corp.*	6,853	246,914
Harris Corp.	5,902	369,937
Lam Research Corp.*	5,815	251,382
McAfee, Inc.*	6,852	256,950
Western Digital Corp.*	9,475	286,240
Other Securities	244,717	4,792,623
		7,412,491
TELECOMMUNICATIONS (0.7%)
Telephone & Data Systems, Inc.	4,576	286,869
Other Securities	10,682	50,740
		337,609
UTILITIES (8.4%)
Equitable Resources, Inc.	5,238	279,081
Southwestern Energy Co.*	7,337	408,816
Wisconsin Energy Corp.	5,034	245,206
Other Securities	119,564	3,321,489
		4,254,592
TOTAL COMMON STOCKS (Cost: $42,855,639) 96.6%		$48,775,419

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (a)	2.80%	02/28/08	$300,000	$298,643
U.S. Treasury Bill (a)	2.91%	03/15/08	100,000	99,379
				398,022
U.S. GOVERNMENT AGENCIES (2.7%)
Federal Home loan Bank	3.15	01/02/08	1,400,000	1,399,877
				1,399,877
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,797,938 ) 3.5%				1,797,899
TEMPORARY CASH INVESTMENTS** (Cost: $53,500) 0.1%				53,500
TOTAL INVESTMENTS (Cost: $44,707,077) 100.2%				50,626,818
OTHER NET ASSETS -0.2%				(124,165)
NET ASSETS 100.0%				$50,502,653

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

  The total value of non-income producing investments was $19,620,223 or 38.75% of the Fund's investments as of December 31, 2007

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
4 S&P 500 Stock Index Futures Contracts	March 2008	$1,729,600	$6,000

Face value of futures purchased and outstanding as percentage of total investments in securities: 3.4%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Note 7)
December 31, 2007

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (1.4%)
Darling International Inc* .	1,665	$19,247
Other Securities	1,400	30,242
		49,489
CONSUMER, CYCLICAL (14.7%)
AAR Corp*	674	25,632
Audiovox Corp. Cl A*	1,614	20,014
Casey's General Stores, Inc.	716	21,201
Collective Brands Inc*	2,035	35,389
Crown Holdings, Inc.*	1,785	45,785
Sunopta*	1,561	20,839
THQ, Inc.*	909	25,625
Tupperware Corp.	1,412	46,638
Wolverine World Wide, Inc.	1,108	27,168
Other Securities	16,614	260,143
		528,434
CONSUMER, NON-CYCLICAL (8.4%)
FTI Consulting Inc*	323	19,910
Hologic, Inc.*	411	28,211
Icon Spon ADR*	335	20,723
Longs Drug Stores Corp.	735	34,545
Mueller Industries, Inc.	873	25,308
Vector Group, Ltd.	1,240	24,874
Other Securities	5,386	150,218
		303,789
ENERGY (7.0%)
CNX Gas Corp.*	724	23,132
Ellora Energy Inc*(a)	5,400	64,800
Range Resources Corp.	699	35,901
T-3 ENERGY SERVICES INC*	954	44,848
Other Securities	2,298	82,980
		251,661
FINANCIAL (17.1%)
Ellington Finance LLC-144A*(a)	4,900	98,000
Glacier Bancorp, Inc.	1,074	20,127
National Financial Partners	557	25,405
NewAlliance Bankshare	1,897	21,853
Vintage Wine Trust, Inc. (a)	10,760	72,630
Other Securities	21,005	379,563
		617,578

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (6.7%)
American Medical Sys. Hldgs.* .	1,395	$20,172
Enzon, Inc.*	2,303	21,948
Inverness Medical Innovations*	686	38,539
Varian, Inc.*	409	26,708
Other Securities	6,200	133,758
		241,125
INDUSTRIAL (23.6%)
Allis-Chalmers Corp*	2,859	42,170
Baldor Electric Company	965	32,482
DeVry, Inc.	483	25,097
Flotek Industries, Inc.*	1,323	47,681
Genesee & Wyoming, Inc. Cl A*	1,031	24,919
Ladish Co Inc*	696	30,060
Littelfuse, Inc.*	623	20,534
MKS Instruments, Inc.*	1,179	22,566
Magellan Health Services, Inc.	578	26,952
Perini Corp.*	530	21,953
SAUER-DANFOSS INC	1,099	27,530
Siligan Holdings, Inc.	487	25,295
TASEKO MINES LTD*	6,706	33,932
Other Securities	19,593	470,717
		851,888
TECHNOLOGY (13.5%)
Informatica Corp.*	1,785	32,166
Microsemi Corp.*	1,073	23,756
Technitrol, Inc.	689	19,692
Viasat, Inc.*	1,015	34,946
Wabtech	578	19,906
Websense, Inc.*	1,449	24,604
Other Securities	19,507	331,935
		487,005
TELECOMMUNICATIONS (1.2%)
Other Securities	4,654	43,258
UTILITIES (2.2%)
Other Securities	3,808	77,513
TOTAL COMMON STOCKS (Cost: $3,502,725) 95.8%		$3,451,740

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIAL (1.6%)
GSC Capital Corp. (a)	7.25%	07/15/10	$90,000	$59,400
TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000) 1.6%				59,400
TEMPORARY CASH INVESTMENTS** (Cost: $72,800) 2.0%				72,800
TOTAL INVESTMENTS (Cost: $3,665,525) 99.4%				3,583,940
OTHER NET ASSETS 0.6%				21,050
NET ASSETS 100.0%				$3,604,990

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

(a)  Rule 144A restricted security.

  The total value of non-income producing investments was $2,077,795 or 57.98% of the Fund's investments as of December 31, 2007

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (1.8%)
Louisiana-Pacific Corp.	3,397	$46,471
Other Securities	388	26,822
		73,293
CONSUMER, CYCLICAL (17.0%)
Audiovox Corp. Cl A*	4,391	54,448
Belo Corporation	2,609	45,501
Casey's General Stores, Inc.	1,750	51,818
Collective Brands Inc*	2,613	45,440
Crown Holdings, Inc.*	4,911	125,967
PHARMION CORP*	610	38,345
Pep Boys-Manny, Moe & Jack	3,490	40,065
Tupperware Corp.	2,591	85,581
Wolverine World Wide, Inc.	1,545	37,883
Other Securities	12,537	161,909
		686,957
CONSUMER, NON-CYCLICAL (5.9%)
Longs Drug Stores Corp.	724	34,028
Mueller Industries, Inc.	2,209	64,039
Vector Group, Ltd.	3,453	69,267
Other Securities	2,723	70,544
		237,878
ENERGY (6.7%)
CNX Gas Corp.*	1,596	50,992
Range Resources Corp.	1,156	59,372
Unisource Energy Corp.	1,460	46,063
W&T Offshore Inc	1,184	35,473
Other Securities	2,149	79,153
		271,053
FINANCIAL (18.7%)
Ashford Hospitality Trust	4,817	34,634
Bank Mutual Corp.	4,026	42,555
Brookline Bankcorp	4,647	47,214
Ellington Finance LLC-144A*(a)	1,700	34,000
First Niagara Financial Grp.	3,375	40,635
LandAmerica Financial Group	1,047	35,022
National Financial Partners	765	34,892
NewAlliance Bankshare	3,893	44,847
Other Securities	26,278	443,099
		756,898
HEALTHCARE (2.3%)
Enzon, Inc.*	6,122	58,343
Other Securities	1,420	33,467
		91,810
INDUSTRIAL (20.4%)
Alaska Air Group, Inc.*	1,715	42,892
Allis-Chalmers Corp*	2,835	41,816
Baldor Electric Company	1,197	40,291
CF Industries Holdings	302	33,238
Flotek Industries, Inc.*	1,670	60,187
Granite Construction	985	35,637
HORSEHEAD HOLDING CORP*	1,997	33,889

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIAL (CONTINUED)
Healthcare Services Group	1,600	$33,877
MKS Instruments, Inc.*	1,761	33,706
Perini Corp.*	917	37,982
SAUER-DANFOSS INC	2,024	50,701
Siligan Holdings, Inc.	1,234	64,094
TASEKO MINES LTD*	10,203	51,627
Trico Marine Services, Inc.*	1,091	40,389
USEC INC*	4,298	38,682
Other Securities	9,673	185,723
		824,731
TECHNOLOGY (11.8%)
Anixter International, Inc.*	622	38,732
Informatica Corp.*	2,426	43,717
Tech Data Corp.*	1,447	54,581
Technitrol, Inc.	1,760	50,301
Other Securities	21,666	291,341
		478,672
TELECOMMUNICATIONS (1.8%)
Iowa Telecomunications Service	2,194	35,674
Other Securities	6,621	38,366
		74,040
UTILITIES (4.7%)
PNM Resources, Inc.	1,615	34,642
Sierra Pacific Resources	2,512	42,654
Westar Energy, Inc.	1,892	49,075
Other Securities	2,169	62,039
		188,410
TOTAL EQUITY SECURITIES (Cost: $4,078,016 ) 91.1%		$3,683,742
TEMPORARY CASH INVESTMENTS** (Cost: $350,000 ) 8.6%		350,000
TOTAL INVESTMENTS (Cost: $4,428,016 ) 99.7%		4,033,742
OTHER NET ASSETS 0.3%		11,919
NET ASSETS 100.0%		$4,045,661

*  Non-income producing security.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

(a)  Rule 144A restricted security.

The total value of non-income producing investments was $1,657,398 or 41.09% of the Fund's investments as of December 31, 2007

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (1.3%)
Darling International Inc*	2,981	$34,460
Energysolutions Inc.	500	13,495
		47,955
CONSUMER, CYCLICAL (13.3%)
AAR Corp*	1,222	46,473
ArvinMeritor, Inc.	2,399	28,140
California Pizza Kitchen Inc*	1,868	29,085
Collective Brands Inc*	1,770	30,780
L-1 IDENTITY SOLUTIONS INC*	1,632	29,294
Sonic Corp.*	1,552	33,989
Sunopta*	2,816	37,594
THQ, Inc.*	1,028	28,979
Other Securities	12,631	238,713
		503,047
CONSUMER, NON-CYCLICAL (10.6%)
FTI Consulting Inc*	576	35,505
Hologic, Inc.*	733	50,313
Icon Spon ADR*	615	38,044
Longs Drug Stores Corp.	798	37,506
Watson Wyatt Worldwide Inc	579	26,871
Other Securities	7,886	212,568
		400,807
ENERGY (6.4%)
Aegean Marine Pretroleum	861	33,054
Alpha Natural Resources Inc*	800	25,984
Genco Shipping & Trading Ltd	531	29,078
T-3 ENERGY SERVICES INC*	1,437	67,553
Other Securities	2,657	84,432
		240,101
FINANCIAL (6.8%)
Lazard, Ltd. Cl A*	826	33,602
National Financial Partners	616	28,096
Westamerica Bancorp	640	28,512
Other Securities	7,247	167,021
		257,231
HEALTHCARE (9.8%)
Inverness Medical Innovations*	876	49,214
Varian, Inc.*	733	47,865
Other Securities	12,805	274,734
		371,813
INDUSTRIAL (27.2%)
Actuant Corp. Cl A	795	27,038
Allis-Chalmers Corp*	3,373	49,752
Bucyrus International , Inc.	257	25,543
Curtis Wright Corp. Cl B	518	26,004
DIODES, Inc.*	861	25,890
DeVry, Inc.	871	45,257
FLIR Systems Inc.*	1,047	32,771
Flotek Industries, Inc.*	1,193	42,996
Genesee & Wyoming, Inc. Cl A*	1,113	26,901

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIAL (CONTINUED)
Harmonic, Inc.*	3,133	$32,834
ICO, Inc.*	2,439	31,317
Ladish Co Inc*	833	35,977
Magellan Health Services, Inc.	1,032	48,122
RBC Bearings Inc*	613	26,641
RTI International Metals Inc*	480	33,086
WMS Industries Inc*	925	33,892
Wright Express Corp*	928	32,935
Other Securities	19,589	450,753
		1,027,709
TECHNOLOGY (14.8%)
Ansys, Inc.*	699	28,981
Aspen Technology, Inc.*	1,779	28,855
ILLUMINA INC.*	573	33,956
Informatica Corp.*	1,589	28,634
Microsemi Corp.*	1,246	27,586
ValueClick , Inc.*	1,456	31,886
Viasat, Inc.*	1,815	62,490
Wabtech	1,047	36,059
Websense, Inc.*	1,627	27,626
Other Securities	14,183	253,300
		559,371
TELECOMMUNICATIONS (0.9%)
Other Securities	3,000	33,725
UTILITIES (0.4%)
Other Securities	1,456	14,196
TOTAL COMMON STOCKS (Cost: $3,498,228 ) 91.5%		$3,455,955
TEMPORARY CASH INVESTMENTS** (Cost: $300,000 ) 8.0%		300,000
TOTAL INVESTMENTS (Cost: $3,798,227 ) 99.5%		3,755,955
OTHER NET ASSETS 0.5%		18,915
NET ASSETS 100.0%		$3,774,870

*  Non-income producing security.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

The total value of non-income producing investments was $2,518,462 or 67.05%of the Fund's investments as of December 31, 2007

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.5%)
U.S. Treasury Strip	AAA	0.00%	02/15/17	$2,500,000	$1,706,500
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,597,494
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	965,525
					4,269,519
U.S. GOVERNMENT AGENCIES (48.6%)
MORTGAGE-BACKED OBLIGATIONS (40.1%)
FHARM	AAA	5.48	05/01/37	576,598	577,896
FHARM	AAA	5.26	04/01/37	300,642	303,125
FHLMC	AAA	5.79	03/01/37	341,378	342,609
FHLMC	AAA	5.43	04/01/37	296,128	299,463
FHLMC	AAA	6.00	07/15/29	289,090	295,916
FNMA	AAA	5.50	06/01/37	486,600	486,051
FNMA	AAA	6.00	05/01/37	327,050	329,391
FNMA	AAA	5.50	09/01/34	830,992	831,037
FNMA	AAA	5.00	06/01/33	747,361	730,324
FNMA	AAA	5.00	11/01/33	558,766	546,028
FNMA	AAA	6.00	10/01/34	401,867	408,641
FNMA	AAA	5.00	09/01/35	417,179	407,280
FNMA	AAA	6.00	01/01/25	397,784	405,590
FNMA	AAA	5.50	10/01/33	390,849	391,139
FNMA	AAA	5.00	10/01/20	376,097	376,466
FNMA	AAA	6.00	12/01/36	364,621	370,343
FNMA	AAA	5.50	08/01/35	345,439	345,228
FNMA	AAA	6.50	09/01/36	338,258	345,069
FNMA	AAA	5.50	11/01/35	342,678	342,469
FNMA	AAA	6.00	09/01/34	336,133	341,799
FNMA	AAA	5.00	04/01/35	338,034	330,013
FNMA	AAA	6.00	05/01/33	313,815	319,304
FNMA	AAA	5.00	04/01/18	312,676	313,458
FNMA	AAA	5.50	08/01/25	311,285	312,778
FNMA	AAA	6.00	01/01/37	307,128	311,948
FNMA	AAA	4.00	05/01/19	309,710	297,070
FNMA	AAA	5.50	04/01/35	296,274	296,093
FNMA	AAA	5.50	07/01/34	294,080	294,096
FNMA	AAA	6.00	11/01/34	287,898	292,752
FNMA	AAA	5.50	07/01/33	284,628	284,839
FNMA	AAA	4.50	06/01/19	283,868	279,193
FNMA	AAA	4.50 - 8.00	3/1/17 - 4/1/23	4,559,398	4,560,476
FNMA	AAA	6.50	09/01/37	523,736	538,367
FNMA	AAA	6.00	08/01/37	248,621	252,489
GNMA (1)	AAA	6.27	10/16/27	2,000,000	2,079,950
GNMA (1)	AAA	6.50 - 7.00	4/15/31 - 5/15/32	72,108	75,398
Other Securities		—	—	851,350	857,505
					20,171,593
NON-MORTGAGE-BACKED OBLIGATION (8.5%)
FHLMC	AAA	4.38	07/17/15	1,250,000	1,260,361
Other Securities		—	—	3,000,000	3,002,781
					4,263,142

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES: (Continued)
BASIC MATERIALS (2.5%)
Other Securities		—	—	$1,250,000	$1,248,768
CONSUMER, CYCLICAL (9.6%)
Kohl's Corp.	BBB+	7.38%	10/15/11	500,000	536,474
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	499,934
Other Securities		—	—	3,939,034	3,794,394
					4,830,802
CONSUMER, NON-CYCLICAL (4.1%)
FOSTERS FIN CORP	BBB	6.88	06/15/11	500,000	534,694
Other Securities		—	—	1,500,000	1,502,234
					2,036,928
ENERGY (3.0%)
Noble Corporation	A-	7.50	03/15/19	250,000	287,962
Other Securities		—	—	1,250,000	1,235,050
					1,523,012
FINANCIAL (9.3%)
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	500,000	481,654
Fst Hor MtgTr	AAA	5.00	06/25/33	412,346	410,255
GE Capital Corp.	AAA	5.45	01/15/13	500,000	515,335
GMAC	BB+	0.00	12/01/12	500,000	275,122
Other Securities		—	—	3,000,000	2,998,905
					4,681,271
HEALTHCARE (2.0%)
Other Securities		—	—	1,000,000	1,003,833
INDUSTRIAL (6.5%)
Seariver Maritime	AAA	0.00	09/01/12	1,000,000	806,911
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	312,746
Other Securities		—	—	2,150,000	2,140,396
					3,260,053
TECHNOLOGY (1.0%)
Other Securities		—	—	500,000	522,452
TELECOMMUNICATIONS (0.9%)
Other Securities		—	—	500,000	442,188
UTILITIES (2.3%)
Other Securities		—	—	1,200,000	1,165,184
TOTAL LONG-TERM DEBT SECURITIES (Cost: $49,526,854 ) 98.3%					$49,418,745

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.8%)
Freddie Mac	3.25%	01/02/08	$399,000	$398,964
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $398,964 ) 0.8%				398,964
TOTAL INVESTMENTS (Cost: $49,925,818 ) 99.1%				49,817,709
OTHER NET ASSETS 0.9%				466,999
NET ASSETS 100.0%				$50,284,708

Abbreviations: FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

*  Ratings as per Standard & Poor's Corporation.

(1)  U.S. Government guaranteed security.

  The total value of investments not rated or below-investment grade was 5,220,831, or 10.48% of the Fund's investments as of December 31, 2007.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2007

	Rating*	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (51.1%)
Federal Home Loan Bank	AAA	4.26%	01/28/08	$4,147,000	$4,133,744
Federal Home Loan Bank	AAA	4.29	03/26/08	3,078,000	3,046,728
Federal Home Loan Bank	AAA	4.28	02/29/08	2,161,000	2,145,822
Federal Home Loan Bank	AAA	4.25	01/16/08	1,544,000	1,541,259
Federal Home Loan Bank	AAA	4.34	01/18/08	1,000,000	997,948
Federal Home Loan Bank	AAA	4.32	02/06/08	1,000,000	995,697
Federal Home Loan Bank	AAA	4.25	03/07/08	1,000,000	992,078
Federal Home Loan Bank	AAA	4.25	01/25/08	217,000	216,384
Federal Home Loan Bank	AAA	4.30	01/18/08	170,000	169,654
Federal Home Loan Bank	AAA	4.35	02/08/08	149,000	148,315
Federal Home Loan Bank	AAA	4.35	02/15/08	115,000	114,374
Federal Home Loan Bank	AAA	4.33	01/30/08	100,000	99,657
Federal Home Loan Bank	AAA	4.30	02/29/08	100,000	99,295
Federal National Mortgage Association	AAA	4.25	01/24/08	6,044,000	6,027,560
Federal National Mortgage Association	AAA	4.28	02/22/08	4,242,000	4,215,734
Federal National Mortgage Association	AAA	4.25	02/01/08	3,762,000	3,748,191
Federal National Mortgage Association	AAA	4.26	02/29/08	2,547,000	2,529,192
Federal National Mortgage Association	AAA	4.32	01/25/08	1,800,000	1,794,808
Federal National Mortgage Association	AAA	4.30	03/20/08	300,000	297,165
Federal National Mortgage Association	AAA	4.25	01/30/08	150,000	149,486
Freddie Mac	AAA	4.25	02/08/08	7,979,000	7,943,146
Freddie Mac	AAA	4.25	01/23/08	4,152,000	4,141,197
Freddie Mac	AAA	4.28	03/24/08	1,174,000	1,162,347
Freddie Mac	AAA	4.25	03/31/08	1,000,000	989,241
Freddie Mac	AAA	4.35	01/30/08	448,000	446,429
Freddie Mac	AAA	4.25	01/24/08	225,000	224,388
					48,369,839
COMMERCIAL PAPER (48.8%)
Archer Daniels Midland	A-1	4.25	03/11/08	1,100,000	1,090,760
Archer Daniels Midland	A-1	4.48	02/12/08	1,000,000	994,754
Archer Daniels Midland	A-1	4.50	01/29/08	300,000	298,945
American Express Cr.	A-1	4.55	01/25/08	1,100,000	1,096,638
American Express Cr.	A-1	4.65	02/27/08	600,000	595,564
American Express Cr.	A-1	4.70	02/08/08	500,000	497,508
American Express Cr.	A-1	4.65	02/25/08	400,000	397,145
American Express Cr.	A-1	4.68	02/08/08	200,000	199,007
Becton Dickinson & Co.	A-1	4.55	01/04/08	154,000	153,941
Chevron Funding	A-1	4.26	01/24/08	2,700,000	2,692,633
Coca-Cola Co.	A-1	4.63	01/22/08	500,000	498,637
Danaher Corp	A-1	4.35	01/25/08	1,900,000	1,894,481
Danaher Corp	A-1	4.65	01/31/08	830,000	826,772
Dover Corp	A-1	4.40	02/15/08	2,630,000	2,615,475
Eaton Corp.	A-1	4.52	02/04/08	1,900,000	1,891,832
Genentech Inc	A-1+	4.50	01/04/08	1,100,000	1,099,586
Genentech Inc	A-1+	4.50	01/11/08	858,000	856,924
Hersheys Food Corp.	A-1	4.52	01/03/08	800,000	799,798
IBM Corp.	A-1	4.40	01/11/08	2,800,000	2,796,566

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2007

	Rating*	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES: (Continued)
COMMERCIAL PAPER (CONTINUED)
Medtronic, Inc.	A-1+	4.45%	01/09/08	$800,000	$799,206
Medtronic, Inc.	A-1+	4.50	01/07/08	400,000	399,698
National Rural Utilities	A-1	4.58	01/09/08	1,621,000	1,619,342
National Rural Utilities	A-1	4.58	01/15/08	1,100,000	1,098,032
Nestle Capital Corp.	A-1+	4.27	02/11/08	2,114,000	2,103,689
NetJets, Inc.	A-1+	4.47	02/08/08	1,500,000	1,492,897
NetJets, Inc.	A-1+	4.48	01/07/08	1,200,000	1,199,098
New Jersey Natural Gas	A-1	4.50	01/07/08	2,700,000	2,697,968
Rockwell Collins Inc.	A-1	4.00	01/02/08	1,800,000	1,799,800
Sysco Corp.	A-1+	4.50	01/08/08	1,500,000	1,498,678
Sysco Corp.	A-1+	4.25	02/26/08	1,200,000	1,192,050
Toyota Motor Credit Corp.	A-1+	4.59	02/11/08	1,500,000	1,492,196
Toyota Motor Credit Corp.	A-1+	4.58	01/30/08	800,000	797,058
Toyota Motor Credit Corp.	A-1+	4.60	01/28/08	500,000	498,280
United Parcel Serv Inc.	A-1+	4.36	02/27/08	2,700,000	2,681,286
Walgreen Co.	A-1	4.23	01/30/08	253,000	252,136
Wal-Mart Stores	A-1+	4.50	01/29/08	500,000	498,236
Washington Gas Light Co.	A-1	4.48	01/31/08	1,950,000	1,942,693
Washington Gas Light Co.	A-1	4.50	01/14/08	940,000	938,468
					46,297,777
TOTAL INVESTMENTS (Cost: $94,668,140 ) 99.9%					94,667,616
OTHER NET ASSETS 0.1%					126,699
NET ASSETS 100.0%					$94,794,315

*  Ratings as per Standard & Poor's Corporation.

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund (Note 7)
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $51,416,894 Equity Index Fund — $45,372,789 Mid-Cap Equity Index Fund — $44,707,077 Aggressive Equity Fund — $3,665,525 Small Cap Value Fund — $4,428,016 Small Cap Growth Fund — $3,798,227 Bond Fund — $49,925,818 Money Market Fund — $94,668,140)	$57,411,824	$54,526,469	$50,626,818	$3,583,940
Cash	408,525	1,988	31	—
Interest and dividends receivable	82,874	88,170	33,346	9,975
Receivable for securities sold	28,264	44,764	222,529	149,039
Shareholder subscriptions receivable	—	—	—	—
TOTAL ASSETS	57,931,487	54,661,391	50,882,724	3,742,954
LIABILITIES:
Payable for securities purchased	27,021	46,207	372,687	—
Payable for daily variation on futures contracts	10,375	10,375	7,200	—
Accrued expenses	1,064	243	184	159
Payable to bank	—	—	—	137,805
TOTAL LIABILITIES	38,460	56,825	380,071	137,964
NET ASSETS	$57,893,027	$54,604,566	$50,502,653	$3,604,990
SHARES OUTSTANDING (Note 4)	5,569,383	5,353,800	4,268,630	396,231
NET ASSET VALUE PER SHARE	$10.39	$10.20	$11.83	$9.10
COMPONENTS OF NET ASSETS:
Paid-in capital	$52,162,933	$45,845,901	$44,564,039	$3,695,773
Accumulated undistributed net investment income (loss)	—	—	171	—
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(280,275)	(410,453)	12,702	(9,198)
Net unrealized appreciation (depreciation) of investments and futures contracts	6,010,369	9,169,118	5,925,741	(81,585)
NET ASSETS	$57,893,027	$54,604,566	$50,502,653	$3,604,990

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $51,416,894 Equity Index Fund — $45,372,789 Mid-Cap Equity Index Fund — $44,707,077 Aggressive Equity Fund — $3,665,525 Small Cap Value Fund — $4,428,016 Small Cap Growth Fund — $3,798,227 Bond Fund — $49,925,818 Money Market Fund — $94,668,140)	$4,033,742	$3,755,955	$49,817,709	$94,667,616
Cash	5,694	16,793	2,569	5,427
Interest and dividends receivable	6,339	2,290	445,842	—
Receivable for securities sold	—	—	19,310	—
Shareholder subscriptions receivable	—	—	—	124,214
TOTAL ASSETS	4,045,775	3,775,038	50,285,430	94,797,257
LIABILITIES:
Payable for securities purchased	—	—	—	—
Payable for daily variation on futures contracts	—	—	—	—
Accrued expenses	114	168	722	2,942
Payable to bank	—	—	—	—
TOTAL LIABILITIES	114	168	722	2,942
NET ASSETS	$4,045,661	$3,774,870	$50,284,708	$94,794,315
SHARES OUTSTANDING (Note 4)	453,716	378,489	5,317,959	8,986,668
NET ASSET VALUE PER SHARE	$8.92	$9.97	$9.46	$10.55
COMPONENTS OF NET ASSETS:
Paid-in capital	$4,529,140	$3,841,314	$51,987,277	$94,742,550
Accumulated undistributed net investment income (loss)	—	—	50,470	52,998
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(89,205)	(24,172)	(1,644,930)	(709)
Net unrealized appreciation (depreciation) of investments and futures contracts	(394,274)	(42,272)	(108,109)	(524)
NET ASSETS	$4,045,661	$3,774,870	$50,284,708	$94,794,315

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2007

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund (Note 7)
INVESTMENT INCOME:
Dividends	$1,184,725	$1,515,059	$788,833	$188,687
Interest	209,713	179,313	143,159	65,732
Total investment income	1,394,438	1,694,372	931,992	254,419
EXPENSES (Note 2):
Investment advisory fees	362,059	102,153	69,245	173,239
Independent directors' fees and expenses	34,997	39,481	26,631	9,853
Custodian expenses	44,057	49,701	33,524	12,403
Accounting expenses	28,275	31,897	21,515	7,960
Transfer agent fees	32,667	36,852	24,858	9,197
Registration fees and expenses	27,114	30,588	20,632	7,633
Audit	19,798	22,335	15,065	5,574
Shareholder reports	3,685	4,157	2,804	1,037
Other	14,518	16,378	11,047	4,087
Total expenses before reimbursement	567,170	333,542	225,321	230,983
Expense reimbursement (Note 2)	(205,111)	(231,389)	(156,076)	(57,744)
Net expenses	362,059	102,153	69,245	173,239
Net Investment Income (Loss) (Note 1)	1,032,379	1,592,219	862,747	81,180
NET REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTE 1):
Net realized gain(loss) on investments and futures contracts:
Net realized gain(loss) on investments	4,808,045	4,832,953	4,566,514	4,134,375
Net realized gain(loss) on futures contracts	(68,332)	(368,043)	(153,540)	—
	4,739,713	4,464,910	4,412,974	4,134,375
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation(depreciation) of investments	(2,549,995)	(1,482,542)	(1,390,667)	(3,456,801)
Net unrealized appreciation(depreciation) of futures contracts	11,938	13,250	18,700	—
	(2,538,057)	(1,469,292)	(1,371,967)	(3,456,801)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	2,201,656	2,995,618	3,041,007	677,574
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,234,035	$4,587,837	$3,903,754	$758,754

(1)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund (1)	Small Cap Growth Fund (1)	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$36,055	$8,411	$—	$—
Interest	6,665	5,011	3,521,753	4,939,877
Total investment income	42,720	13,422	3,521,753	4,939,877
EXPENSES (Note 2):
Investment advisory fees	19,604	17,918	319,007	190,708
Independent directors' fees and expenses	1,625	1,468	34,158	46,113
Custodian expenses	2,045	1,848	43,000	58,050
Accounting expenses	1,313	1,186	27,597	37,256
Transfer agent fees	1,517	1,370	31,884	43,044
Registration fees and expenses	1,259	1,138	26,464	35,727
Audit	919	831	19,324	26,087
Shareholder reports	171	155	3,596	4,855
Other	674	609	14,170	19,129
Total expenses before reimbursement	29,127	26,523	519,200	460,969
Expense reimbursement (Note 2)	(9,523)	(8,605)	(200,193)	(270,261)
Net expenses	19,604	17,918	319,007	190,708
Net Investment Income (Loss) (Note 1)	23,116	(4,496)	3,202,746	4,749,169
NET REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTE 1):
Net realized gain(loss) on investments and futures contracts:
Net realized gain(loss) on investments	(55,660)	(6,221)	302,217	581
Net realized gain(loss) on futures contracts	—	—	—	—
	(55,660)	(6,221)	302,217	581
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation(depreciation) of investments	(394,274)	(42,272)	1,175,353	(524)
Net unrealized appreciation(depreciation) of futures contracts	—	—	—	—
	(394,274)	(42,272)	1,175,353	(524)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(449,934)	(48,493)	1,477,570	57
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(426,818)	$(52,989)	$4,680,316	$4,749,226

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund		Aggressive Equity Fund (Note 7)
	2007	2006	2007	2006	2007	2006	2007	2006
FROM OPERATIONS:
Net investment income	$1,032,379	$846,270	$1,592,219	$1,254,783	$862,747	$829,983	$81,180	$108,710
Net realized gain (loss) on investments and futures contracts	4,739,713	1,793,000	4,464,910	(126,600)	4,412,974	4,295,037	4,134,375	1,599,945
Net unrealized appreciation (depreciation) of investments and futures contracts	(2,538,057)	6,106,371	(1,469,292)	8,722,458	(1,371,967)	(116,961)	(3,456,801)	1,248,505
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,234,035	8,745,641	4,587,837	9,850,641	3,903,754	5,008,059	758,754	2,957,160
DIVIDEND DISTRIBUTIONS (NOTE 6):
From net investment income	(987,356)	(867,351)	(1,505,349)	(1,254,477)	(816,244)	(856,015)	(74,068)	(106,578)
From capital gains	(5,096,765)	(1,854,449)	(3,660,939)	—	(4,966,540)	(4,518,891)	(4,370,652)	(440,342)
Total distributions	(6,084,121)	(2,721,800)	(5,166,288)	(1,254,477)	(5,782,784)	(5,374,906)	(4,444,720)	(546,920)
CAPITAL TRANSACTIONS:
Net proceeds from sale of shares	3,843,731	6,142,186	4,391,550	9,967,959	4,337,476	2,522,244	243,750	591,702
Dividend reinvestments	6,078,230	2,717,051	5,092,554	1,234,855	5,782,784	5,374,905	4,444,719	546,920
Cost of shares redeemed	(17,440,370)	(1,006,861)	(32,227,475)	(1,188,018)	(7,594,882)	(11,305,557)	(19,021,618)	(235,266)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(7,518,409)	7,852,376	(22,743,371)	10,014,796	2,525,378	(3,408,408)	(14,333,149)	903,356
NET INCREASE (DECREASE) IN NET ASSETS	(10,368,495)	13,876,217	(23,321,822)	18,610,960	646,348	(3,775,255)	(18,019,115)	3,313,596
NET ASSETS, BEGINNING OF YEAR	68,261,522	54,385,305	77,926,388	59,315,428	49,856,305	53,631,560	21,624,105	18,310,509
NET ASSETS, END OF YEAR	$57,893,027	$68,261,522	$54,604,566	$77,926,388	$50,502,653	$49,856,305	$3,604,990	$21,624,105
OTHER INFORMATION:
Shares outstanding at beginning of year	6,317,817	5,575,906	7,591,919	6,562,076	4,087,752	4,351,566	1,846,556	1,768,349
Shares issued	342,047	583,852	414,813	1,027,707	327,891	193,992	20,414	52,163
Shares issued as reinvestment of dividends	576,261	255,661	494,219	126,799	475,386	438,267	474,426	47,040
Shares redeemed	(1,666,742)	(97,602)	(3,147,151)	(124,663)	(622,399)	(896,073)	(1,945,165)	(20,996)
Net increase (decrease)	(748,434)	741,911	(2,238,119)	1,029,843	180,878	(263,814)	(1,450,325)	78,207
Shares outstanding at end of year	5,569,383	6,317,817	5,353,800	7,591,919	4,268,630	4,087,752	396,231	1,846,556

(1)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund		Money Market Fund
	2007 (1)	2007 (1)	2007	2006	2007	2006
FROM OPERATIONS:
Net investment income	$23,116	$(4,496)	$3,202,746	$2,675,074	$4,749,169	$4,227,371
Net realized gain (loss) on investments and futures contracts	(55,660)	(6,221)	302,217	(189,614)	581	20
Net unrealized appreciation (depreciation) of investments and futures contracts	(394,274)	(42,272)	1,175,353	118,820	(524)	419
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(426,818)	(52,989)	4,680,316	2,604,280	4,749,226	4,227,810
DIVIDEND DISTRIBUTIONS (NOTE 6):
From net investment income	(23,128)	(2,765)	(3,306,069)	(2,571,466)	(4,781,278)	(4,169,918)
From capital gains	(35,129)	(10,690)	—	—	—	—
Total distributions	(58,257)	(13,455)	(3,306,069)	(2,571,466)	(4,781,278)	(4,169,918)
CAPITAL TRANSACTIONS:
Net proceeds from sale of shares	4,472,480	3,827,860	6,405,590	4,862,598	46,088,273	65,387,167
Dividend reinvestments	58,256	13,454	3,301,708	2,567,658	4,738,612	4,166,946
Cost of shares redeemed	—	—	(28,067,120)	(865,623)	(44,536,440)	(57,109,577)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	4,530,736	3,841,314	(18,359,822)	6,564,633	6,290,445	12,444,536
NET INCREASE (DECREASE) IN NET ASSETS	4,045,661	3,774,870	(16,985,575)	6,597,447	6,258,393	12,502,428
NET ASSETS, BEGINNING OF YEAR	—	—	67,270,283	60,672,836	88,535,922	76,033,494
NET ASSETS, END OF YEAR	$4,045,661	$3,774,870	$50,284,708	$67,270,283	$94,794,315	$88,535,922
OTHER INFORMATION:
Shares outstanding at beginning of year	—	—	7,256,566	6,553,059	8,398,777	7,213,906
Shares issued	447,339	377,151	681,119	516,516	4,316,214	6,117,129
Shares issued as reinvestment of dividends	6,377	1,338	354,325	280,588	448,691	395,101
Shares redeemed	—	—	(2,974,051)	(93,597)	(4,177,014)	(5,327,359)
Net increase (decrease)	453,716	378,489	(1,938,607)	703,507	587,891	1,184,871
Shares outstanding at end of year	453,716	378,489	5,317,959	7,256,566	8,986,668	8,398,777

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
Years Ended December 31,

Income from investment operations and distributions per share for a Fund share outstanding throughout each of the five years ended December 31, 2007 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund					Equity Index Fund
	Years Ended December 31,					Years Ended December 31,
Selected Per Share and Supplementary Data:	2007	2006	2005	2004	2003	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.80	$9.75	$10.05	$9.40	$7.14	$10.26	$9.04	$8.78	$8.07	$6.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.16	0.14	0.13	0.11	0.06	0.21	0.17	0.15	0.15	0.10
Net Gains or (Losses) on Securities Realized and Unrealized	0.34	1.36	0.24	0.65	2.26	0.39	1.22	0.26	0.71	1.69
Total From Investment Operations	0.50	1.50	0.37	0.76	2.32	0.60	1.39	0.41	0.86	1.79
Less: Dividend Distributions: From Net Investment Income	(0.15)	(0.14)	(0.13)	(0.11)	(0.06)	(0.19)	(0.17)	(0.15)	(0.15)	(0.10)
From Capital Gains	(0.76)	(0.31)	(0.54)	—	—	(0.47)	—	—	—	—
Total Distributions	(0.91)	(0.45)	(0.67)	(0.11)	(0.06)	(0.66)	(0.17)	(0.15)	(0.15)	(0.10)
Net Asset Value, End of Period	$10.39	$10.80	$9.75	$10.05	$9.40	$10.20	$10.26	$9.04	$8.78	$8.07
Total Return (%)(a)	4.62	15.56	3.75	8.17	32.58	5.74	15.61	4.79	10.68	28.33
Net Assets, End of Period ($ millions)	57.9	68.3	54.4	62.2	57.1	54.6	77.9	59.3	54.3	44.9
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.43	1.43	1.18	1.17	0.86	1.95	1.90	1.76	1.89	1.65
Ratio of Expenses to Average Net Assets (%)	0.79	0.82	0.85	0.83	0.94	0.41	0.44	0.48	0.47	0.63
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	0.50	0.50	0.50	0.50	0.13	0.12	0.13	0.13	0.13
Portfolio Turnover Rate (%)(b)	28.36	27.29	47.43	50.30	73.76	4.44	3.21	4.41	2.18	1.87

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.20	$12.32	$11.69	$10.48	$7.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.20	0.20	0.15	0.12	0.09
Net Gains or (Losses) on Securities Realized and Unrealized	0.76	1.06	1.29	1.58	2.66
Total From Investment Operations	0.96	1.26	1.44	1.70	2.75
Less: Dividend Distributions: From Net Investment Income	(0.19)	(0.21)	(0.15)	(0.12)	(0.09)
From Capital Gains	(1.14)	(1.17)	(0.66)	(0.37)	—
Total Distributions	(1.33)	(1.38)	(0.81)	(0.49)	(0.09)
Net Asset Value, End of Period	$11.83	$12.20	$12.32	$11.69	$10.48
Total Return (%)(a)	7.80	10.32	12.47	16.29	35.19
Net Assets, End of Period ($ millions)	50.5	49.9	53.6	38.4	31
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.57	1.51	1.33	1.09	1.06
Ratio of Expenses to Average Net Assets (%)	0.41	0.44	0.46	0.53	0.64
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	0.12	0.13	0.13	0.13
Portfolio Turnover Rate (%)(b)	22.53	26.07	18.85	15.82	8.02

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)
Years Ended December 31,

	Aggressive Equity Fund					Small Cap Value Fund		Small Cap Growth Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2007	2006	2005	2004	2003	2007(c)		2007(c)
Net Asset Value, Beginning of Period	$11.71	$10.35	$9.84	$9.34	$6.75	$10.00		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.07	0.06	0.03	(0.01)	(0.03)	0.05		(0.01)
Net Gains or (Losses) on Securities Realized and Unrealized	0.15	1.60	0.51	0.51	2.62	(1.00)		0.02
Total From Investment Operations	0.22	1.66	0.54	0.50	2.59	(0.95)		0.01
Less: Dividend Distributions: From Net Investment Income	(0.05)	(0.06)	(0.03)	—	—	(0.05)		(0.01)
From Capital Gains	(2.78)	(0.24)	—	—	—	(0.08)		(0.03)
Total Distributions	(2.83)	(0.30)	(0.03)	—	—	(0.13)		(0.04)
Net Asset Value, End of Period	$9.10	$11.71	$10.35	$9.84	$9.34	$8.92		$9.97
Total Return (%)(a)	1.46	16.06	5.55	5.27	38.39	(9.52	)(e)	0.10	(e)
Net Assets, End of Period ($ millions)	3.6	21.6	18.3	17.2	16.1	4.0		3.8
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.40	0.55	0.30	-0.12	-0.46	1.03	(d)	(0.22	)(d)
Ratio of Expenses to Average Net Assets (%)	1.14	1.17	1.21	1.47	1.72	1.29	(d)	1.30	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	0.84	0.85	0.85	0.85	0.87	(d)	0.88	(d)
Portfolio Turnover Rate (%)(b)	75.86	64.70	76.94	150.06	208.19	60.85	(e)	68.66	(e)

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Bond Fund					Money Market Fund
	Years Ended December 31,					Years Ended December 31,
Selected Per Share and Supplementary Data:	2007	2006	2005	2004	2003	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.27	$9.26	$9.46	$9.47	$9.43	$10.54	$10.54	$10.52	$10.52	$10.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.41	0.39	0.37	0.36	0.39	0.53	0.51	0.32	0.13	0.10
Net Gains or (Losses) on Securities Realized and Unrealized	0.20	(0.01)	(0.20)	(0.01)	0.03	—	—	—	—	—
Total From Investment Operations	0.61	0.38	0.17	0.35	0.42	0.53	0.51	0.32	0.13	0.10
Less: Dividend Distributions: From Net Investment Income	(0.42)	(0.37)	(0.37)	(0.36)	(0.38)	(0.52)	(0.51)	(0.30)	(0.13)	(0.11)
From Capital Gains	—	—	—	—	—	—	—	—	—	—
Total Distributions	(0.42)	(0.37)	(0.37)	(0.36)	(0.38)	(0.52)	(0.51)	(0.30)	(0.13)	(0.11)
Net Asset Value, End of Period	$9.46	$9.27	$9.26	$9.46	$9.47	$10.55	$10.54	$10.54	$10.52	$10.52
Total Return (%)(a)	6.67	4.26	1.80	3.73	4.45	5.12	4.91	3.06	1.18	0.94
Net Assets, End of Period ($ millions)	50.3	67.3	60.7	54.9	46.1	94.8	88.5	76.0	54.8	54.7
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	4.55	4.30	3.96	3.91	4.25	4.99	4.82	3.07	1.16	0.95
Ratio of Expenses to Average Net Assets (%)	0.74	0.77	0.80	0.79	0.81	0.48	0.52	0.55	0.53	0.49
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.45	0.45	0.45	0.45	0.45	0.20	0.20	0.20	0.20	0.20
Portfolio Turnover Rate (%)(b)	26.15	16.83	13.44	41.77	47.96	NA	NA	NA	NA	NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." At December 31, 2007 it issued eight series of capital stock, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Aggressive Equity Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser"). See Note 7, "Subsequent Event" regarding the operations of the Aggressive Equity Fund.

The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000. The Small Cap Value and Small Cap Growth Funds commenced operations on May 1, 2007.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles:

Security Valuation — Investment securities are valued as follows:

Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

Debt securities are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporates both dealer supplied valuations and analytical modeling techniques which considers factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing source, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

New Accounting Pronouncement — In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account,

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Summary Portfolio of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

In June 2006, the FASB issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), which became effective in 2007. FIN 48 requires the evaluation of tax positions taken in the course of preparing a Fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in management's judgement, will not be fully realized.

As of December 31, 2007, management has evaluated the implications of FIN 48 and has concluded that it does not materially impact any of the funds' financial statements. Tax returns for the years ended December 31, 2004 through 2006 for each Fund of the Investment Company remain subject to examination by the Internal Revenue Service and state tax authorities.

During 2007, the Equity Index Fund and the Bond Fund utilized capital losses of $995,501 and $391,831, respectively. At December 31, 2007, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations. In addition, the Small Cap Value, Small Cap Growth and Bond Funds generated a post-October 2007 net capital loss of $71,473, $21,623 and $89,614, respectively, which if unused will expire on December 31, 2016.

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Small Cap Value Fund
2008	$0	$0	$0	$0	$0
2009	0	0	0	0	0
2010	0	0	0	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
Total	$0	$0	$0	$0	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expiring on December 31	Small Cap Growth Fund	Bond Fund	Money Market Fund
2008	$0	$0	$0
2009	0	0	0
2010	0	0	0
2011	0	1,341,255	0
2012	0	0	709
2013	0	24,447	0
2014	0	189,614	0
2015	0	0	0
Total	$0	$1,553,316	$709

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has entered into an Investment Advisory agreement with the Adviser. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge, at annual rates of .85%, of the value of the net assets for the Aggressive Equity, Small Cap Value and Small Cap Growth Funds, .50% of the value of the net assets for the All America Fund,. 125% of the value of the net assets for the Equity Index and Mid-Cap Equity Index Funds, .45% of the value of the net assets for the Bond Fund and .20% of the value of the net assets for the Money Market Fund.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limits each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remains in effect through 2008 and continues into successive calendar years unless the Adviser gives two weeks advance notice before the beginning of a calendar year to terminate the agreement.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the year ended December 31,2007 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund
Cost of investment purchases	$19,126,446	$3,416,131	$11,654,403	$14,150,834	$6,141,780	$5,539,775	$11,027,740
Proceeds from sales of investments	$31,529,109	$30,644,935	$14,594,776	$31,924,897	$2,008,151	$2,035,627	$32,275,975

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund
Cost of investment purchases	$—	$—	$—	$—	$—	$—	$6,793,880
Proceeds from sales of investments	$—	$—	$—	$—	$—	$—	$3,551,609

For the Money Market Fund, the cost of short-term securities purchased was $2,685,146,668; net proceeds from sales were $2,684,050,491.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2007 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the tax treatment of distributions from Real Estate Investment Trusts (REITs).

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Small Cap Value Fund
Unrealized Appreciation	$11,138,990	$12,786,681	$10,603,030	$257,841	$125,295
Unrealized Depreciation	5,414,580	4,028,016	5,046,324	392,899	537,301
Net	$5,724,410	$8,758,665	$5,556,706	$(135,058)	$(412,006)
Cost of Investments	$51,687,415	$45,767,804	$45,070,112	$3,718,998	$4,445,748

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$233,736	$566,077	$0
Unrealized Depreciation	278,808	674,186	523
Net	$(45,072)	$(108,109)	$(523)
Cost of Investments	$3,801,027	$49,925,818	$94,668,140

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At December 31, 2007, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Aggressive Equity, Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of December 31, 2007, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	41%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	72%
Aggressive Equity Fund	100%
Small Cap Value Fund	45%
Small Cap Growth	53%
Bond Fund	16%
Money Market Fund	2%

See Note 7, "Subsequent Event" regarding capital share activity of the Aggressive Equity Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at December 31, 2007 were as follows:

All America Fund: three shareholders owning 22%, 18% and 9%, respectively.

Equity Index Fund: four shareholders owning 46%, 13%, 10% and 9%, respectively.

Mid-Cap Equity Index Fund: one shareholder owning 19%.

Aggressive Equity Fund: none.

Small Cap Value Fund: two shareholders owning 42% and 5%, respectively.

Small Cap Growth Fund: one shareholder owning 35%.

Bond Fund: one shareholder owning 72%.

Money Market Fund: two shareholders owning 10% and 5%, respectively.

6.  DIVIDENDS

On both December 11, 2007 and December 31, 2007, dividend distributions were declared and paid for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2006 were made in accordance with Internal Revenue Sec. 855(a) and paid on September 17, 2007. Finally, on June 29, 2007, dividend distributions were declared and paid for each of the funds from net investment income. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2007 and 2006 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2007 and 2006 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Small Cap Value Fund
Ordinary income (a)
2007	$1,665,137	$1,846,914	$1,084,033	$719,197	$58,257
2006	$1,392,802	$1,254,477	$1,261,516	$91,824	N/A
Long-term capital gains (b)
2007	$4,418,985	$3,319,374	$4,698,751	$3,725,523	$0
2006	$1,328,998	$0	$4,113,390	$455,096	N/A

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary income (a)
2007	$13,455	$3,306,069	$4,781,278
2006	N/A	$2,571,466	$4,169,918
Long-term capital gains (b)
2007	$0	$0	$0
2006	N/A	$0	$0

Notes:

(a) Includes distributions from fund-level net short-term capital gains.

(b) To the extent reported, each fund designates these amounts as capital gain dividends for federal income tax purposes.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  DIVIDENDS (CONTINUED)

Undistributed net income and gains (losses) — As of December 31, 2007, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$5,684	$0	$28,299	$0	$0
Accumulated undistributed realized gain (loss) on investments and futures contracts	$0	$0	$353,609	$44,275	$(71,473)
Net unrealized appreciation (depreciation) of investments and futures contracts	$5,724,410	$8,758,665	$5,556,706	$(135,058)	$(412,006)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$250	$50,470	$52,998
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(21,623)	$(1,644,930)	$(709)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(45,072)	$(108,109)	$(523)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the funds may reclassify book to tax differences as a result of differences arising in the accounting for REIT securities and fund distributions for Federal income tax purposes versus financial reporting purposes. Each fund's net assets are not affected by these reclassifications.

During the year ended December 31, 2007, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$(45,021)	$(98,729)	$(46,332)	$(7,112)	$12
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$45,021	$357,283	$46,332	$7,112	$1,584
Paid in capital	$0	$(258,554)	$0	$0	$(1,596)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$7,261	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$(7,261)	$0	$0
Paid in capital	$0	$0	$0

7.  SUBSEQUENT EVENT

On February 7, 2008, Mutual of America Life Insurance Company, the last remaining shareholder of the Aggressive Equity Fund, redeemed all of its shares. As of that date, the Aggressive Equity Fund ceased operations and its 10 million allocated shares were returned to the unallocated pool for use by another fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors
of Mutual of America Institutional Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Mutual of America Institutional Funds, Inc. (comprised of: All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Aggressive Equity Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, the "Funds")), including the portfolio of investments in securities for the Money Market Fund, and the summary portfolios of investments in securities for each of the remaining Funds as of December 31, 2007, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Mutual of America Institutional Fund, Inc., as of December 31, 2007, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 28, 2008

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o the Investment Company, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America with the sole exception of Patrick J. Waide, Jr., who serves on the boards of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. The Investment Company's Statement of Additional Information ("SAI"), filed with the Securities and Exchange Commission, contains additional information about the Investment Company's Directors and officers. A copy of the latest SAI can be obtained, without charge, by calling 1-800-914-8716.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Kevin M. Kearney age 55	since 1996	Partner, Wingate, Kearney & Cullen (law firm)	Concern Worldwide, USA

John T. Sharkey age 71	since 1996	Chairman & CEO, Kane, Saunders & Smart (consulting), March 2000 to present	Michael Smurfit Graduate School of Business (Dublin, Ireland)

Stanley Shmishkiss age 88	since 1998	Owner, Stanley Shmishkiss Insurance Agency; Chairman Emeritus, American Cancer Society Foundation	Trustee, American Cancer Society Foundation

John Silber age 81	since 1996	Professor & President Emeritus Boston University	None

Patrick J. Waide, Jr. age 70	since 1996		Trustee, School for Ethical Education; American Federation for Aging Research; Johm Simon Guggenheim Memorial Foundation; National Catholic Reporter; Mutual of America Investment Corporation

Interested Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
John R. Greed Chairman of the Board, President and Chief Executive Officer age 47	since 9/03	Senior Executive Vice President and Chief Financial Officer, Mutual of America, Mutual of America Capital Management Corporation and Mutual of America Holding Company, Inc.; Senior Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Investment Corporation	Mutual of America Holding Company, Inc.

Mr. Greed is considered an "interested person" of the Investment Company because of his position as an officer of the Investment Company's shareholder and affiliate of the Adviser.

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Manfred Altstadt Senior Executive Vice President, Chief Financial Officer and Treasurer, age 58	since 1994	Senior Executive Vice President and Chief Operating Officer, Mutual of America, and Mutual of America Holding Company, Inc.; Chairman of the Board, President, Chief Executive Officer, Mutual of America Investment Corporation; Chairman and Chief Executive Officer, Mutual of America Capital Management Corporation	Mutual of America; Mutual of America Investment Corporation; Mutual of America Securities Corporation; Mutual of America Holding Company, Inc.;, Calvary Hospital; Calvary Fund; Calvary Holding Company; McQuade Children's Services; Army War College Foundation; Hazelden New York

Patrick A. Burns Senior Executive Vice President and General Counsel, age 61	since 1994	Senior Executive Vice President and General Counsel, Mutual of America, Mutual of America Capital Management Corporation, Mutual of America Securities Corporation, and Mutual of America Institutional Funds, Inc; Chairman, President and Chief Executive Officer, Mutual of America Holding Company, Inc.	Mutual of America; Mutual of America Holding Company, Inc.; Irish American Legal and Education Research Foundation

Thomas L. Martin Senior Vice President and Secretary, age 58	since 8/03	Senior Vice President and Associate General Counsel, Mutual of America	None

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
OTHER INFORMATION

Quarterly Portfolio Schedule

Included in this Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of December 31, 2007. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1569 or write to:

Mr. James Roth
Chief Compliance Officer
Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

With respect to the All America, Equity Index, Mid-Cap Equity Index, Aggressive Equity, Small Cap Value and Small Cap Growth Funds' ordinary income dividend, 83%, 94%, 67%, 25%, 61%, and 14%, respectively, qualified for the corporate dividends received deduction. Dividend distributions of the Bond and Money Market Fund do not qualify for the corporate dividends received deduction. These percentages also represent the portion of each Fund's dividend distribution that qualified as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003 and, therefore, may be subject to a maximum tax rate of 15% for the fiscal year ended December 31, 2007.

In 2007, the All-America, Equity Index, Mid-Cap Equity Index and Aggressive Equity Funds designated $4,418,985, $3,319,374, $4,698,751, and $3,725,523, respectively, as long-term capital gains dividends for Federal income tax purposes.

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.      CODE OF ETHICS.

Mutual of America Institutional Funds, Inc. has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940.  The Code consists of two sections.  The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1.  Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.  Section A was amended during the period covered by this report.  These amendments were made to enhance the efficiency of the Code of Ethics by revising or eliminating provisions that unnecessarily increased certain administrative burdens without advancing the overall goals of the Code of Ethics.  In addition, the amendments enhanced and clarified certain provisions so that, overall, the Code of Ethics would operate and be administered more effectively.   None of the amendments affected any requirements of the law or Securities and Exchange Commission regulations.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002.  It applies specifically to the Corporation’s principal executive and financial officers.  There have been no amendments to Section B during the period covered by this report.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply.  Section A applies to all individuals while Section B applies to the individuals designated in Section B.  Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

A copy of the Code of Ethics is attached as an Exhibit hereto.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)     Mutual of America Institutional Funds, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2)     The audit committee financial expert is Patrick J. Waide, Jr.  He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999.  Mr. Waide is considered an independent director.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

 2007: $109,933

 2006: $87,200

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.      SCHEDULE OF INVESTMENTS.

Schedule I – Portfolios of Investments in Securities follows for those Funds for which a summary portfolio is presented in the Annual Report to Shareholders:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (2.0%)
Air Products & Chemicals, Inc.	548	54,049
Alcoa, Inc.	2,164	79,094
Allegheny Technologies, Inc.	260	22,464
Ball Corp.	260	11,700
Bemis Co.	256	7,009
Dow Chemical Co.	2,409	94,963
Du Pont EI de Nemours	2,293	101,098
Eastman Chemical Co.	207	12,646
Ecolab, Inc.	443	22,686
Freeport-McMoran Copper	974	99,777
Hercules, Inc.	295	5,708
International Paper Co.	1,091	35,327
Intl. Flavors & Fragrances	208	10,011
MeadWestvaco Corp.	471	14,742
Monsanto Co.	1,395	155,808
Newmont Mining Corp. Hldg. Co.	1,153	56,301
Nucor Corp.	731	43,290
PPG Industries, Inc.	417	29,286
Pactiv Corp.*	333	8,868
Peabody Energy Corp.	674	41,545
Praxair, Inc.	806	71,500
Rohm & Haas Co.	322	17,089
Sealed Air Corp.	410	9,487
Sigma-Aldrich Corp.	334	18,236
Titanium Metals Corporation	223	5,898
United States Steel Group	301	36,394
Vulcan Materials Co.	274	21,671
Weyerhaeuser Co.	535	39,451
		1,126,098
CONSUMER, CYCLICAL (4.8%)
Abercrombie & Fitch Co. Cl A	221	17,673
Amazon.com, Inc.*	784	72,630
AutoZone, Inc.*	117	14,029
Autonation, Inc.*	351	5,497
Bed Bath & Beyond, Inc.*	676	19,868
Best Buy Co., Inc.	891	46,911

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Big Lots, Inc.*	231	3,694
Black & Decker Corp.	160	11,144
Brunswick Corp.	226	3,853
Carnival Corp.	1,114	49,562
Centex Corp.	310	7,831
Circuit City Group, Inc.	428	1,798
Clear Channel Communications	1,270	43,840
Coach, Inc.*	939	28,715
Comcast Corp. Cl A*	7,836	143,085
Covidien Limited	1,270	56,248
D.R. Horton, Inc.	707	9,311
DIRECTV Group, Inc.*	1,831	42,333
Darden Restaurants, Inc.	360	9,976
Dillard’s, Inc. Cl A	146	2,742
Disney (Walt) Co.	4,856	156,752
EW Scripps Co. Cl A	228	10,262
Eastman Kodak Co.	735	16,074
Family Dollar Stores, Inc.	358	6,884
Ford Motor Co.*	5,383	36,228
Fortune Brands, Inc.	389	28,148
Gamestop Corp.*	407	25,279
Gannett Co., Inc.	592	23,088
Gap, Inc.	1,188	25,281
General Motors Corp.	1,444	35,941
Genuine Parts Co.	432	20,002
Goodyear Tire & Rubber Co.*	612	17,271
Harley-Davidson, Inc.	616	28,773
Harman Intl. Inds	154	11,351
Harrah’s Entertainment, Inc.	476	42,245
Hasbro, Inc.	374	9,567
Home Depot, Inc.	4,305	115,977
International Game Technology	801	35,188
Interpublic Grp. of Cos., Inc.	1,202	9,748
Johnson Controls, Inc.	1,515	54,601
Jones Apparel Group, Inc.	217	3,470
KB Home	196	4,234
Kohl’s Corp.*	800	36,640

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Leggett & Platt	434	7,569
Lennar Corp.	354	6,333
Limited Brands, Inc.	793	15,011
Liz Claiborne, Inc.	254	5,169
Lowe’s Companies, Inc.	3,731	84,395
Macy’s Inc	1,105	28,586
Marriott International, Inc.	797	27,241
Mattel, Inc.	936	17,821
McDonald’s Corp.	3,017	177,731
McGraw-Hill Cos., Inc.	839	36,757
Meredith Corp.	98	5,388
Nike, Inc. Cl B	981	63,019
New York Times Co. Cl A	366	6,416
Newell Rubbermaid, Inc.	712	18,427
News Corp, Inc.	5,901	120,911
Nordstrom, Inc.	480	17,630
Office Depot, Inc.*	692	9,626
OfficeMax, Inc.	192	3,967
Omnicom Group, Inc.	834	39,640
Penney (J.C.) Co., Inc.	562	24,722
Polo Ralph Lauren Corp.	153	9,454
Pulte Homes, Inc.	540	5,692
RadioShack Corp.	334	5,631
Sears Holding Corp.*	186	18,981
Sherwin-Williams Co.	266	15,439
Snap-On, Inc.	148	7,140
Stanley Works	209	10,132
Staples, Inc.	1,804	41,618
Starbucks Corp.*	1,863	38,136
Teradata Corp. -W/I*	459	12,581
TJX Companies, Inc.	1,115	32,034
Target Corp.	2,119	105,950
Tiffany & Co.	348	16,018
Time Warner, Inc.	9,221	152,239
Tyco International	1,261	49,999
V F Corp.	226	15,517
Washington Post Co. Cl B	10	7,914

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Wendy’s International, Inc.	223	5,762
Whirlpool Corp.	199	16,244
Windstream Corp.	1,217	15,845
Wyndham Worldwide Corp	453	10,673
Yum! Brands, Inc.	1,297	49,636
eBay, Inc.*	2,900	96,251
		2,798,989
CONSUMER, NON-CYCLICAL (5.9%)
Altria Group, Inc.	5,373	406,091
Anheuser-Busch Cos., Inc.	1,872	97,980
Archer-Daniels-Midland Co.	1,640	76,145
Avon Products, Inc.	1,098	43,404
Brown-Forman Corp. Cl B	220	16,304
CVS Corp.	3,768	149,778
Campbell Soup Co.	571	20,402
Clorox Co.	352	22,940
Coca-Cola Co.	5,070	311,146
Coca-Cola Enterprises	730	19,002
Colgate-Palmolive Co.	1,300	101,348
ConAgra Foods, Inc.	1,243	29,571
Constellation Brands, Inc.Cl A	493	11,655
Costco Wholesale Corp.	1,111	77,503
Dean Foods Co.	336	8,689
Estee Lauder Co. Cl A	291	12,691
General Mills, Inc.	861	49,077
Heinz (H.J.) Co.	810	37,811
Hershey Food Corp.	430	16,942
IAC Interactive Corp.*	470	12,652
Kellogg Co.	674	35,338
Kimberly Clark Corp.	1,080	74,887
Kraft Foods Inc.	3,947	128,791
Kroger Co.	1,738	46,422
McCormick & Co., Inc.	330	12,510
Molson Coors Brewing Co.	347	17,912
Pepsi Bottling Group, Inc.	356	14,048
PepsiCo, Inc.	4,106	311,645

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Proctor & Gamble Co.	7,922	581,633
Reynolds American Inc	434	28,627
Safeway, Inc.	1,129	38,623
Sara Lee Corp.	1,847	29,663
Supervalu, Inc.	539	20,223
Sysco Corp.	1,547	48,282
Trane Inc	435	20,319
Tyco Electronics	1,268	47,081
Tyson Foods, Inc.	698	10,700
UST, Inc.	400	21,920
Wal-Mart Stores, Inc.	6,028	286,511
Walgreen Co.	2,530	96,342
Whole Foods Market, Inc.	353	14,402
Wrigley (Wm.) Jr. Co.	552	32,320
		3,439,330
ENERGY (7.3%)
Anadarko Petroleum	1,190	78,171
Apache Corp.	843	90,656
Ashland, Inc.	143	6,782
BJ Services Co.	747	18,122
Baker Hughes, Inc.	811	65,772
Chesapeake Energy Corp.	1,159	45,433
ChevronTexaco Corp.	5,386	502,675
ConocoPhillips	4,080	360,264
Consol Energy, Inc.	464	33,185
Dynegy Inc. Cl - A*	1,265	9,032
Devon Energy Corp.	1,132	100,646
ENSCO International, Inc.	370	22,059
EOG Resources, Inc.	628	56,049
El Paso Corp.	1,787	30,808
Exxon Mobil Corp.	13,938	1,305,851
Hess Corp.	709	71,510
Halliburton Co.	2,248	85,222
Integrys Energy Group Inc	193	9,976
Marathon Oil Corp.	1,814	110,400
Murphy Oil Corp.	479	40,638
Nabors Industries, Ltd.*	722	19,776

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont’d.)
National-Oilwell, Inc.*	910	66,849
Noble Corporation	682	38,540
Noble Energy, Inc.	434	34,512
Occidental Petroleum	2,114	162,757
Range Resources Corp.	381	19,568
Rowan Cos., Inc.	281	11,088
Schlumberger, Ltd.	3,051	300,127
Smith International, Inc.	510	37,664
Spectra Energy Corp.	1,613	41,648
Sunoco, Inc.	300	21,732
Tesoro Petroleum Corp.	348	16,600
Transocean Inc.*	811	116,095
Valero Energy Corp.	1,405	98,392
Weatherford Int’l., Ltd.*	860	58,996
Williams Cos., Inc.	1,514	54,171
XTO Energy, Inc.	1,233	63,327
		4,205,093
FINANCIAL (10.1%)
Ace, Ltd.	841	51,957
Aflac, Inc.	1,244	77,912
Allstate Corp.	1,456	76,047
Ambac Financial Group, Inc.	258	6,649
American Capital Strategies	489	16,117
American Express Co.	2,983	155,176
American Int’l. Group, Inc.	6,470	377,201
Ameriprise Financial, Inc.	592	32,625
Aon Corp.	749	35,720
Apartment Investment & Mgmt.Co	246	8,544
Assurant, Inc.	245	16,391
Avalonbay Communities	203	19,110
BB & T Corp.	1,400	42,938
Bank of America Corp.	11,322	467,146
Bank of NEw York Mellon Corp	2,905	141,648
Bear Stearns Cos., Inc.	295	26,034
Boston Properties	303	27,818
CB Richard Ellis Group Inc.*	501	10,797
CIT Group, Inc.	484	11,631

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
CME GROUP INC	136	93,296
Capital One Financial Corp.	997	47,118
Charles Schwab Corp.	2,390	61,065
Chubb Corp.	979	53,434
Cincinnati Financial Corp.	423	16,725
Citigroup, Inc.	12,735	374,918
Comerica, Inc.	389	16,933
Commerce Bancorp (N.J.)	497	18,956
Countrywide Financial Corp.	1,476	13,195
Discover Financial -W/I	1,218	18,367
Developers Divers Rlty.	316	12,100
E*Trade Financial Corp.*	1,079	3,830
Equity Residential	691	25,201
Fannie Mae*	2,495	99,750
Federated Investors, Inc.	223	9,179
Fidelity Natl. Info. Svc., Inc	432	17,967
Fifth Third Bancorp	1,359	34,152
First Tennessee Natl. Bank	321	5,826
Franklin Resources, Inc.	413	47,260
Freddie Mac	1,688	57,510
Genworth Financial, Inc.	1,119	28,479
Goldman Sachs Group, Inc.	1,014	218,061
Hartford Fin, Svc .Gp., Inc.	801	69,839
Host Hotels & Resorts Inc.	1,333	22,714
Hudson City Bancorp, Inc.	1,328	19,947
Huntington Bancshares, Inc.	929	13,712
Intercontinental Exchange Inc*	177	34,073
J.P. Morgan Chase & Co.	8,569	374,037
Janus Capital Group	391	12,844
KeyCorp.	988	23,169
Kimco Realty Corp.	641	23,332
Legg Mason, Inc.	343	25,090
Lehman Brothers Hlds.	1,352	88,475
Leucadia National	431	20,300
Lincoln National Corp.	687	39,997
Loews Corp.	1,121	56,431
M & T Bank Corp.	191	15,580
MBIA, Inc.	321	5,980

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
MGIC Investment Corp.	209	4,688
Marsh & McLennan Cos., Inc.	1,327	35,126
Marshall & Ilsley Corp.	656	17,371
Merrill Lynch & Co., Inc.	2,186	117,344
MetLife, Inc.	1,889	116,400
Moody’s Corp.	547	19,528
Morgan Stanley	2,707	143,769
NYSE Euronext	676	59,333
National City Corp.	1,616	26,599
Northern Trust Corp.	486	37,218
PNC Financial Services Group	892	58,560
Plum Creek Timber Co.	439	20,212
Principal Financial Group Inc.	667	45,916
Progressive Corp. of Ohio	1,781	34,124
Prologis Trust	653	41,387
Prudential Financial, Inc.	1,158	107,740
Public Storage, Inc.	317	23,271
Regions Financial Corp.	1,773	41,931
SLM Corporation	1,305	26,283
Safeco Corp.	241	13,419
Simon Property Group	567	49,250
Sovereign Bancorp, Inc.	919	10,477
State Street Corp.	989	80,307
Suntrust Banks, Inc.	891	55,679
T. Rowe Price Group, Inc.	674	41,033
Torchmark Corp.	235	14,225
Travelers Cos inc	1,645	88,501
UNUM Provident Corp.	920	21,887
US Bancorp	4,405	139,815
Vornado Realty Trust	340	29,903
Wachovia Corp.	5,039	191,633
Washington Mutual, Inc.	2,220	30,214
Wells Fargo & Company	8,608	259,876
Western Union Co.	1,916	46,520
XL Capital Limited	455	22,891
Zions Bancorporation	273	12,746
		5,805,479

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (6.7%)
Abbott Laboratories	3,942	221,343
Aetna, Inc.	1,277	73,721
Allergan, Inc.	781	50,171
Amerisource Bergen Corp.	427	19,159
Amgen, Inc.*	2,775	128,871
Applera Corp.-Applied Biosys	429	14,552
Bard (C.R.), Inc.	263	24,932
Barr Pharmaceuticals, Inc.*	273	14,496
Baxter International, Inc.	1,618	93,925
Becton Dickinson & Co.	618	51,652
Biogen Idec, Inc.*	748	42,576
Boston Scientific Corp.*	3,423	39,809
Bristol-Myers Squibb Co.	5,047	133,846
CIGNA Corp.	712	38,256
Cardinal Health, Inc.	925	53,419
Celgene Corp.*	984	45,471
Coventry Health Care*	397	23,522
Express Scripts, Inc.*	643	46,939
Forest Laboratories, Inc.*	796	29,014
Genzyme Corp. (Genl. Div)*	679	50,545
Gilead Sciences, Inc.*	2,374	109,228
Hospira, Inc.*	400	17,056
Humana, Inc.*	428	32,233
IMS Health, Inc.	496	11,428
Johnson & Johnson	7,300	486,910
King Pharmaceuticals, Inc.*	620	6,349
Laboratory Corp. of America*	298	22,508
Lilly (Eli) & Co.	2,517	134,383
McKesson Corp.	738	48,346
Medco Health Solutions*	682	69,155
Medtronic, Inc.	2,884	144,979
Merck & Co., Inc.	5,552	322,627
Millipore Corp.*	138	10,099
Mylan Laboratories, Inc.	768	10,798
Patterson Cos., Inc.*	355	12,052
PerkinElmer, Inc.	302	7,858
Pfizer, Inc.	17,423	396,025

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Quest Diagnostics, Inc.	397	21,001
Schering-Plough Corp.	4,132	110,076
St. Jude Medical, Inc.*	873	35,479
Stryker Corp.	607	45,355
Tenet Healthcare Corp.*	1,209	6,142
Thermo Fisher Scientific Inc*	1,076	62,064
UnitedHealth Group, Inc.	3,296	191,827
Varian Medical Systems, Inc.*	321	16,743
Waters Corp.*	254	20,084
Watson Pharmaceuticals, Inc.*	261	7,084
WellPoint, Inc.*	1,457	127,823
Wyeth	3,416	150,953
Zimmer Holdings, Inc.*	600	39,690
		3,872,574
INDUSTRIAL (7.5%)
3M Company	1,815	153,041
Allied Waste Industries*	739	8,144
Apollo Group, Inc. Cl A*	349	24,482
Avery Dennison Corp.	271	14,401
Block (H. & R.), Inc.	829	15,395
Boeing Co.	1,977	172,908
Burlington North Santa Fe	763	63,504
C.H. Robinson Worldwide, Inc.	433	23,434
CBS Corp. Cl B	1,748	47,633
CSX Corp.	1,072	47,147
Caterpillar, Inc.	1,621	117,620
Cintas Corp.	343	11,532
Cooper Industries, Ltd.	459	24,272
Cummins, Inc.	265	33,753
Danaher Corp.	646	56,680
Deere & Co.	1,132	105,412
Donnelley R.R. & Sons	547	20,644
Dover Corp.	507	23,368
EXPEDIA INC*	530	16,759
Eaton Corp.	370	35,872
Emerson Electric Co.	2,009	113,830
Equifax, Inc.	336	12,217

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Expeditors Int’l Wash., Inc.	541	24,172
FedEx Corp.	789	70,355
Fluor Corp.	225	32,787
General Dynamics Corp.	1,029	91,571
General Electric Co.	25,781	955,702
General Growth Pptys Inc	624	25,696
Goodrich Corporation	319	22,525
Google, Inc.*	587	405,899
Grainger (W.W.), Inc.	172	15,053
Honeywell International, Inc.	1,905	117,291
ITT Industries, Inc.	460	30,378
Illinois Tool Works, Inc.	1,055	56,485
Ingersoll Rand Co.	695	32,297
Jacobs Engineering Group, Inc.	304	29,065
L-3 Communications Hldgs., Inc	321	34,007
Lockheed Martin Corp.	882	92,839
Manitowoc Company, Inc.	331	16,163
Masco Corp.	941	20,335
Monster Worldwide, Inc.*	326	10,562
Norfolk Southern	988	49,835
Northrop Grumman Corp.	863	67,866
PACCAR, Inc.	940	51,211
Pall Corp.	312	12,580
Parker Hannifin Corp.	429	32,308
Pitney Bowes, Inc.	553	21,036
Precision Castparts Corp.	351	48,684
Raytheon Co.	1,095	66,467
Robert Half Intl., Inc.	411	11,113
Rockwell Automation, Inc.	381	26,274
Rockwell Collins	416	29,940
Ryder System, Inc.	148	6,957
Southwest Airlines Co.	1,873	22,851
Starwood Hotels & Resort World	506	22,279
Terex Corp*	259	16,983
Textron, Inc.	634	45,204
Union Pacific Corp.	670	84,165
United Parcel Service Cl B	2,681	189,600

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
United Technologies Corp.	2,522	193,034
Verisign, Inc.*	562	21,137
Viacom Inc. - Class B.*	1,674	73,522
Waste MGT Inc.	1,297	42,373
		4,360,649
TECHNOLOGY (8.4%)
Adobe Systems, Inc.*	1,464	62,557
Advanced Micro Devices, Inc.*	1,540	11,550
Affiliated Computer Svcs.*	254	11,455
Agilent Technologies, Inc.*	986	36,226
Akami Technologies*	420	14,532
Altera Corp.	857	16,557
Analog Devices, Inc.	774	24,536
Apple Computer, Inc.*	2,233	442,313
Applied Materials, Inc.	3,516	62,444
Autodesk, Inc.*	589	29,309
Automatic Data Processing	1,342	59,759
BMC Software, Inc.*	500	17,820
Broadcom Corp. Cl A*	1,200	31,368
CA Inc.	1,000	24,950
Ciena Corp.*	219	7,470
Cisco Systems, Inc.*	15,477	418,962
Citrix Systems, Inc.*	482	18,321
Cognizant Tech Solutions*	741	25,150
Computer Sciences Corp.*	442	21,866
Compuware Corp.*	726	6,447
Convergys Corp.*	332	5,465
Corning, Inc.	4,020	96,440
Dell, Inc.*	5,717	140,124
EMC Corp.*	5,353	99,191
Electronic Arts, Inc.*	803	46,903
Electronic Data Systems Corp.	1,306	27,073
Embarq Corp.	387	19,168
Fiserv, Inc.*	424	23,528
Hewlett-Packard Co.	6,577	332,007
IBM Corp.	3,515	379,972
Intel Corp.	14,916	397,661

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Intuit, Inc.*	849	26,837
JDS Uniphase Corp.*	560	7,448
Jabil Circuit, Inc.	527	8,047
Juniper Networks Inc.*	1,331	44,189
KLA Tencor Corp.	463	22,298
LSI Logic Corp.*	1,801	9,563
Lexmark Int’l, Inc.*	241	8,401
Linear Technology Corp.	570	18,143
MEMC Elect. Materials, Inc*	584	51,678
Microchip Technology, Inc.	547	17,187
Micron Technology, Inc.*	1,940	14,065
Microsoft Corp.	20,524	730,654
Molex, Inc. Cl A	365	9,965
Motorola, Inc.	5,827	93,465
NVIDIA Corporation*	1,417	48,206
National Semiconductor Corp.	599	13,561
Network Appliance, Inc.*	878	21,915
Novell, Inc.*	888	6,101
Novellus Systems, Inc.*	295	8,133
Oracle Corp.*	10,060	227,155
Paychex, Inc.	851	30,823
QLogic Corp.*	348	4,942
Qualcomm, Inc.	4,175	164,286
Sandisk Corp.*	578	19,172
Sun Microsystems, Inc.*	2,114	38,327
Symantec Corp.*	2,212	35,702
Tellabs, Inc.*	1,120	7,325
Teradyne, Inc.*	441	4,560
Texas Instruments, Inc.	3,567	119,138
Total System Services Inc	489	14,108
Unisys Corp.*	888	4,200
Xerox Corp.	2,358	38,176
Xilinx, Inc.	751	16,424
Yahoo!, Inc.*	3,409	79,293
		4,874,611

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TELECOMMUNICATIONS (2.0%)
AT&T	15,471	642,975
American Tower Corp.*	1,032	43,963
CenturyTel, Inc.	285	11,816
Citizens Communications Co.	836	10,642
Qwest Communications Intl.	4,006	28,082
Sprint Nextel Corp.	7,255	95,258
Verizon Communications	7,373	322,126
		1,154,862
UTILITIES (2.0%)
AES Corp.*	1,707	36,513
Allegheny Energy, Inc.	422	26,843
Ameren Corp.	528	28,623
American Electric Power, Inc.	1,020	47,491
CMS Energy Corp.	570	9,907
Centerpoint Energy, Inc.	820	14,047
Consolidated Edison, Inc.	693	33,853
Constellation Energy Group	459	47,061
DTE Energy Co.	418	18,375
Dominion Resources, Inc.	1,492	70,795
Duke Energy Corp	3,217	64,887
Edison International	827	44,137
Entergy Corp.	497	59,401
Exelon Corp.	1,684	137,482
FPL Group, Inc.	1,038	70,356
FirstEnergy Corp.	778	56,281
NiSource, Inc.	696	13,147
Nicor, Inc.	115	4,870
PG & E Corp.	903	38,910
PPL Corporation	949	49,433
Pepco Holdings, Inc.	511	14,988
Pinnacle West Capital Corp.	256	10,857
Progress Energy, Inc.	658	31,867
Public Svc. Enterprise Group	645	63,365
Questar Corp.	438	23,696
Sempra Energy	671	41,521
Southern Co.	1,937	75,059
Teco Energy, Inc.	535	9,207

			Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d.)
Xcel Energy, Inc.			1,071	24,172
				1,167,144
TOTAL INDEXED ASSETS COMMON STOCKS (Cost: $28,126,741) 56.7%				32,804,829

* Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (a)	2.80	02/28/08	500,000	497,739
U.S. Treasury Bill (a)	2.91	03/13/08	300,000	298,251
				795,990
U.S. GOVERNEMENT AGENCIES (1.8%)
Freddie Mac	3.25	01/02/08	1,065,000	1,064,904

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,860,894) 3.2%				1,860,894

TOTAL INDEXED ASSETS (Cost: $29,987,635) 59.9%				34,665,723

(a) The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

		Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)

Purchased

5 S&P 500 Stock Index Futures Contracts		March 2008	$1,846,500	$15,438

Face value of futures purchased and outstanding as percentage of total investments in securities: 3.2%

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.0%)
Schnitzer Steel Inds Inc -A	640	44,243
Ball Corp.	1,068	48,060
Darling International Inc*	4,878	56,390
Dow Chemical Co.	2,156	84,990
Freeport-McMoran Copper	965	98,855
Louisiana-Pacific Corp.	4,831	66,088
Monsanto Co.	1,471	164,296
		562,922
CONSUMER, CYCLICAL (4.5%)
AAR Corp*	1,987	75,566
Animal Health Intl.*	1,065	13,100
ArvinMeritor, Inc.	3,928	46,075
Audiovox Corp. Cl A*	5,951	73,792
Belo Corporation	3,662	63,865
Best Buy Co., Inc.	1,009	53,124
CSK Auto Corp*	2,654	13,297
California Pizza Kitchen Inc*	3,034	47,239
Casey’s General Stores, Inc.	2,615	77,430
Charming Shoppes, Inc.*	1,303	7,049
Collective Brands Inc*	6,896	119,921
Comcast Corp. Cl A*	4,941	90,223
Crown Holdings, Inc.*	6,697	171,778
Crown Media Holdings Cl A*	2,209	14,359
D.R. Horton, Inc.	1,321	17,398
Gymboree Corp.*	432	13,159
Harman Intl. Inds	373	27,494
Harris Interactive*	4,325	18,425
Hartmarx Corp.*	3,433	11,707
Home Depot, Inc.	953	25,674
International Game Technology	1,870	82,149
Johnson Controls, Inc.	2,817	101,525
L-1 Identity Solutions Inc*	2,644	47,460
Landry’s Restaurant, Inc.	2,515	49,546
McDonald’s Corp.	1,446	85,184
Measurement Seciallties, Inc.*	903	19,956
Modine Manufacturing Co.	3,377	55,754
Nexstar Broadcastings Group -A*	1,494	13,655

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
New Oriental Education*	185	14,909
Old Dominion Freight Line*	1,791	41,390
Omrix Biopharmaceuticals Inc.*	411	14,278
Omnicom Group, Inc.	1,371	65,164
P.F. Changs China Bistro, Inc.	657	15,006
Pharmion Corp*	1,016	63,866
Premiere Global Services Inc.*	1,551	23,032
Penney (J.C.) Co., Inc.	993	43,682
Pep Boys-Manny, Moe & Jack	4,737	54,381
Pinnacle Entertainment, Inc.*	1,708	40,240
RC2 Corp.*	609	17,095
Rent-A-Center, Inc.*	1,732	25,149
Sonic Corp.*	2,563	56,130
Staples, Inc.	2,353	54,284
Strayer Education Inc.	112	19,105
Sunopta*	4,578	61,116
THQ, Inc.*	3,084	86,938
Target Corp.	773	38,650
Time Warner, Inc.	3,905	64,472
Tupperware Corp.	5,065	167,297
Tween Brands, Inc.*	1,254	33,206
Tyco International	628	24,900
V F Corp.	673	46,208
Wolverine World Wide, Inc.	3,736	91,607
		2,598,009
CONSUMER, NON-CYCLICAL (3.7%)
Andersons Inc.	492	22,042
Alkermes, Inc.*	1,656	25,817
Archer-Daniels-Midland Co.	1,842	85,524
Argo Group International*	809	34,083
CVS Corp.	2,832	112,572
Chattem, Inc.*	412	31,122
Chiquita Brands Intl., Inc.*	1,845	33,930
Coca-Cola Co.	2,807	172,266
Colgate-Palmolive Co.	1,366	106,493
Conmed Corp.*	637	14,721
Dynamex, Inc.*	839	22,703

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
EV3 Inc*	2,234	28,394
FTI Consulting Inc*	943	58,127
Flowers Foods, Inc.	2,101	49,184
General Mills, Inc.	919	52,383
Great Atlantic & Pac. Tea, Inc	2,200	68,926
Hologic, Inc.*	1,203	82,574
Icon Spon ADR*	984	60,870
Kroger Co.	2,643	70,595
Longs Drug Stores Corp.	2,232	104,904
Mueller Industries, Inc.	3,438	99,668
Owens & Minor, Inc	725	30,762
Pediatrix Medical Group, Inc.*	431	29,373
PepsiCo, Inc.	2,215	168,119
Phase Forward, Inc.*	1,415	30,776
Proctor & Gamble Co.	4,441	326,058
Safeway, Inc.	1,447	49,502
Vector Group, Ltd.	4,828	96,850
Wal-Mart Stores, Inc.	1,023	48,623
Watson Wyatt Worldwide Inc	940	43,625
		2,160,586
ENERGY (3.5%)
Aegean Marine Pretroleum	1,415	54,322
CNX Gas Corp.*	2,327	74,348
ChevronTexaco Corp.	1,841	171,821
ConocoPhillips	1,322	116,733
Devon Energy Corp.	430	38,231
Ellora Energy Inc*(b)	3,000	36,000
Exxon Mobil Corp.	5,051	473,228
Genco Shipping & Trading Ltd	869	47,586
Halliburton Co.	2,771	105,049
Northwest Natural Gas	732	35,619
Occidental Petroleum	1,365	105,091
Range Resources Corp.	2,524	129,633
Schlumberger, Ltd.	1,502	147,752
Superior Well Services Inc*	1,210	25,676
T-3 Energy Services Inc.*	3,560	167,356
Transocean Inc.*	475	67,996

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
ENERGY (Cont’d.)
Unisource Energy Corp.	2,048	64,614
Valero Energy Corp.	2,093	146,573
W&T Offshore Inc	1,861	55,756
		2,063,384
FINANCIAL (5.9%)
Acadia Realty Trust	1,184	30,322
Allstate Corp.	1,281	66,907
American Int’l. Group, Inc.	3,326	193,906
AmericanWest Bancorp	1,365	24,065
Ashford Hospitality Trust	6,933	49,848
Assured Guaranty Co.	444	11,784
Asta Funding Inc.	835	22,077
Bank Mutual Corp.	5,650	59,721
Bank of America Corp.	4,619	190,580
Banner Corporation	307	8,820
Biomed Realty Trust Inc	1,006	23,309
Brookline Bankcorp	6,398	65,004
Capital Lease Funding, Inc.	1,198	10,087
Capital One Financial Corp.	1,338	63,234
Citigroup, Inc.	6,128	180,408
Columbia Banking System	557	16,560
Ellington Finance LLC-144A* (b)	3,400	68,000
FBR Capital Markets Corp.*	4,487	42,985
First Bancorp PR	800	27,296
First Niagara Financial Grp.	4,594	55,312
First State Bank Corporation	1,477	20,530
FirstFed Financial Corp.*	745	26,686
Glacier Bancorp, Inc.	3,705	69,432
Goldman Sachs Group, Inc.	610	131,181
Hartford Fin, Svc .Gp., Inc.	921	80,302
Highwoods Properties, Inc.	1,724	50,651
Ishares	336	28,049
Iberia Bank Corp.	783	36,605
J.P. Morgan Chase & Co.	3,916	170,933
KNBT Bancorp, Inc.	3,375	52,043
LandAmerica Financial Group	1,579	52,818
Lazard, Ltd. Cl A	1,351	54,959

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Medical Properties Trust Inc	2,770	28,226
Merrill Lynch & Co., Inc.	1,289	69,194
Meruelo Maddux Prop., Inc.*	3,867	15,468
MetLife, Inc.	1,944	119,789
Mid-America Apt. Communities	725	30,994
Morgan Stanley	1,370	72,761
National Financial Partners	2,485	113,341
NewAlliance Bankshare	7,073	81,481
PHH Corp.*	900	15,876
Pennsylvania REIT	898	26,653
Phoenix Companies, Inc.	2,274	26,992
Prologis Trust	979	62,049
Provident Financial Services	2,742	39,540
Redwood Trust Inc.	925	31,672
Stifel Financial Corp.*	349	18,347
Safeco Corp.	1,310	72,941
Salary.com., Inc.*	2,474	31,791
Seabright Insurance Hldgs*	1,232	18,579
Sws Group, Inc.	2,591	32,828
T. Rowe Price Group, Inc.	460	28,005
TNS Inc.	1,313	23,306
Taylor Capital Gowth, Inc.	1,021	20,828
Tower Group, Inc.	1,053	35,170
Vintage Wine Trust, Inc. (b)	7,340	49,545
Wachovia Corp.	3,881	147,594
Wells Fargo & Company	6,830	206,198
Westamerica Bancorp	1,046	46,599
		3,450,181
HEALTHCARE (3.5%)
ALNYLAM Pharmaceuticals, Inc.*	1,018	29,603
Abbott Laboratories	2,696	151,380
Aetna, Inc.	1,653	95,428
Alexion Pharmaceuticals Inc*	390	29,262
Allscripts Healthcare Solution	1,939	37,655
American Medical Sys. Hldgs.*	4,522	65,388
Arthrocare Corp.*	597	28,686
Biomarin Pharmaceutical Inc.*	534	18,904

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
CV Therapeutics, Inc.*	1,497	13,548
Celgene Corp.*	515	23,798
Conceptus, Inc.*	1,046	20,125
Enzon, Inc.*	9,061	86,351
Gilead Sciences, Inc.*	2,696	124,043
Human Genome Sciences, Inc.*	2,384	24,889
Humana, Inc.*	499	37,580
Inverness Medical Innovations*	1,881	105,675
Johnson & Johnson	3,871	258,196
Keryx Biopharmaceuticals, Inc.	1,414	11,878
McKesson Corp.	1,024	67,082
Medco Health Solutions*	710	71,994
Medtronic, Inc.	2,438	122,558
Merck & Co., Inc.	2,608	151,551
Myriad Genetics Inc.*	598	27,759
OSI Pharmaceuticals, Inc.*	534	25,904
Onyx Pharmaceuticals Inc*	534	29,701
Psychiatric Solutions*	877	28,503
Quest Diagnostics, Inc.	737	38,987
Rigel Pharmaceuticals, Inc.*	553	14,041
Sciele Pharma, Inc.*	1,138	23,272
Seattle Genetics, Inc.*	2,558	29,161
St. Jude Medical, Inc.*	878	35,682
Varian, Inc.*	1,198	78,229
Wyeth	2,240	98,986
		2,005,799
INDUSTRIAL (7.1%)
3M Company	1,170	98,654
Actuant Corp. Cl A	1,279	43,499
Alaska Air Group, Inc.*	2,438	60,974
Allis-Chalmers Corp*	9,405	138,724
American Italian Pasta Co.*	6,137	42,959
Astec Industries Inc.*	636	23,653
BARNES GROUP INC	1,169	39,033
Baldor Electric Company	2,837	95,493
Benchmark Electronics*	950	16,844

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Bucyrus International , Inc.	424	42,141
Cepheid Inc.*	738	19,446
CF Industries Holdings	506	55,690
Consolidated Communcations	2,010	39,999
Cornell Corrections, Inc.*	580	13,526
Curtis Wright Corp. Cl B	857	43,021
Cymer, Inc.*	903	35,154
DIODES, Inc.*	1,388	41,737
DXP Enterprises Inc.*	492	22,967
DeVry, Inc.	1,415	73,523
Digital River, Inc.*	452	14,948
FLIR Systems Inc.*	871	27,262
Felcor Lodging Trust, Inc.	1,733	27,017
Flotek Industries, Inc.*	4,388	158,144
General Electric Co.	10,863	402,691
Genesee & Wyoming, Inc. Cl A*	3,453	83,459
Google, Inc.*	191	132,073
Granite Construction	1,375	49,748
Horsehead Holding Corp*	2,999	50,893
HUB Group, Inc. Cl A*	1,464	38,913
Harmonic, Inc.*	5,113	53,584
Healthcare Services Group	2,176	46,088
ICO, Inc.*	3,986	51,180
ITT Industries, Inc.	1,719	113,523
Illinois Tool Works, Inc.	1,105	59,162
Integra Lifesciences Corp.*	986	41,343
Interline Brands, Inc.*	1,245	27,278
JetBlue Airways Corp*	3,608	21,287
Ladish Co Inc*	2,438	105,297
Landauer, Inc.	657	34,065
Littelfuse, Inc.*	2,245	73,995
Lockheed Martin Corp.	1,245	131,049
MKS Instruments, Inc.*	3,999	76,541
Magellan Health Services, Inc.	1,701	79,318
Northrop Grumman Corp.	1,354	106,479
Perini Corp.*	1,962	81,266
RBC Bearings Inc*	1,026	44,590

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
RTI International Metals Inc*	781	53,834
Sauer-Danfross Inc.	4,073	102,029
Shutterfky Inc.*	760	19,471
Siligan Holdings, Inc.	1,880	97,647
Sotheby’s (Delaware)	390	14,859
Southwest Airlines Co.	4,226	51,557
Starwood Hotels & Resort World	1,101	48,477
Taseko Mines Ltd.*	23,472	118,768
Terra Industries, Inc.*	514	24,549
Texas Industries, Inc.	658	46,126
Trico Marine Services, Inc.*	1,660	61,453
USEC INC*	6,180	55,620
United Parcel Service Cl B	1,265	89,461
United Technologies Corp.	1,375	105,243
Vistaprint LTD*	492	21,082
WMS Industries Inc*	1,486	54,447
Wright Express Corp*	1,515	53,767
Zumiez, Inc.*	472	11,498
		4,108,118
TECHNOLOGY (5.8%)
Anixter International, Inc.*	889	55,358
Ansys, Inc.*	1,124	46,601
Apple Computer, Inc.*	801	158,662
Arris Group, Inc.*	3,739	37,315
Aspen Technology, Inc.*	2,885	46,795
Automatic Data Processing	1,235	54,995
Broadcom Corp. Cl A*	2,012	52,594
Cirrus Logic, Inc.*	5,642	29,790
Cisco Systems, Inc.*	6,951	188,164
CommScope, Inc.*	929	45,716
Corning, Inc.	3,371	80,870
EMC Corp.*	2,307	42,749
Electronics For Imaging, Inc.*	1,637	36,800
Equinix Inc*	349	35,273
Exelixis, Inc*	1,323	11,417
Hewlett-Packard Co.	2,954	149,118
IBM Corp.	1,352	146,151

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Illumina Inc.*	923	54,697
Informatica Corp.*	6,142	110,679
Intel Corp.	6,907	184,141
Lin TV Corp.*	2,347	28,563
MEMC Elect. Materials, Inc*	537	47,519
Marlin Business Services*	2,997	36,144
Medics Pharmaceutical Corp.	1,519	39,448
Micrel, Inc.	3,055	25,815
Microsemi Corp.*	3,586	79,394
Microsoft Corp.	6,929	246,672
NVIDIA Corporation*	1,408	47,900
Netlogic Microsystems, Inc.*	1,089	35,066
Nuance Communications Inc.*	555	10,367
Oracle Corp.*	8,541	192,856
Parametric Technology Corp.*	2,019	36,039
Perot Systems Corp. Cl A*	2,081	28,094
Qualcomm, Inc.	2,181	85,822
Rightnow Tecnologies*	2,398	38,008
Sirf Technologies Inc.*	1,035	26,010
SPSS, Inc.*	769	27,615
Semtech Corp.*	1,947	30,217
Sybase, Inc.*	1,167	30,447
Symantec Corp.*	2,518	40,641
Synaptics, Inc.*	226	9,302
Syniverse Holdings, Inc.*	3,584	55,839
Tech Data Corp.*	1,960	73,931
Technitrol, Inc.	1,850	52,873
Tibco Software, Inc.*	5,443	43,925
Trident Microsystems*	2,404	15,770
ValueClick , Inc.*	2,398	52,516
Viasat, Inc.*	2,994	103,083
Wabtech	1,715	59,065
Websense, Inc.*	4,627	78,566
Wind River Systems*	1,354	12,091
Yahoo!, Inc.*	3,549	82,550
		3,340,033

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TELECOMMUNICATIONS (1.0%)
AT&T	5,635	234,191
Cincinnati Bell, Inc.*	6,381	30,310
Golden Telecom Inc*	159	16,051
Gray Television Inc.	7,675	61,554
Iowa Telecomunications Service	3,082	50,113
Qwest Communications Intl.	3,634	25,474
Sprint Nextel Corp.	2,728	35,819
Verizon Communications	3,504	153,090
		606,602
UTILITIES (1.3%)
Avista Corp.	1,984	42,735
Black Hills Corp.	898	39,602
Constellation Energy Group	507	51,983
Dominion Resources, Inc.	1,799	85,363
Edison International	502	26,792
Entergy Corp.	281	33,585
Exelon Corp.	729	59,516
FPL Group, Inc.	572	38,770
FirstEnergy Corp.	759	54,906
PNM Resources, Inc.	2,286	49,035
Paetec Holding*	2,369	23,098
Public Svc. Enterprise Group	347	34,089
Sempra Energy	925	57,239
Sierra Pacific Resources	3,595	61,043
Westar Energy, Inc.	2,633	68,300
		726,056
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $20,284,316) 37.3%		21,621,690

* Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp. (b)	7.25	07/15/10	60,000	39,600
TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.1%				39,600

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.1%)
Freddie Mac	3.25	01/02/08	630,000	629,811
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $629,943) 1.1%				629,811

TEMPORARY CASH INVESTMENTS**(Cost: 455,000) 0.8%				$455,000

TOTAL INVESTMENTS (Cost: $51,416,894) 99.2%				$57,411,824

OTHER NET ASSETS 0.8%				$481,203

NET ASSETS 100.0%				$57,893,027

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

(b) Restricted Security under Rule 144A

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.3%)
Air Products & Chemicals, Inc.	869	85,709
Alcoa, Inc.	3,430	125,367
Allegheny Technologies, Inc.	412	35,597
Ball Corp.	406	18,270
Bemis Co.	406	11,116
Dow Chemical Co.	3,821	150,624
Du Pont EI de Nemours	3,636	160,311
Eastman Chemical Co.	328	20,038
Ecolab, Inc.	706	36,154
Freeport-McMoran Copper	1,544	158,167
Hercules, Inc.	467	9,036
International Paper Co.	1,728	55,953
Intl. Flavors & Fragrances	328	15,787
MeadWestvaco Corp.	747	23,381
Monsanto Co.	2,211	246,947
Newmont Mining Corp. Hldg. Co.	1,827	89,212
Nucor Corp.	1,164	68,932
PPG Industries, Inc.	660	46,352
Pactiv Corp.*	526	14,007
Peabody Energy Corp.	1,068	65,832
Praxair, Inc.	1,278	113,371
Rohm & Haas Co.	511	27,119
Sealed Air Corp.	650	15,041
Sigma-Aldrich Corp.	528	28,829
Titanium Metals Corporation	353	9,337
United States Steel Group	476	57,553
Vulcan Materials Co.	435	34,404
Weyerhaeuser Co.	847	62,458
		1,784,904
CONSUMER, CYCLICAL (8.1%)
Abercrombie & Fitch Co. Cl A	349	27,910
Amazon.com, Inc.*	1,242	115,059
AutoZone, Inc.*	179	21,464
Autonation, Inc.*	555	8,691
Bed Bath & Beyond, Inc.*	1,071	31,477
Best Buy Co., Inc.	1,419	74,710
Big Lots, Inc.*	366	5,852
Black & Decker Corp.	253	17,621

	Shares	Value($)
COMMON STOCKS:
CONSUMER CYCLICAL (Cont’d.)
Brunswick Corp.	358	6,104
Carnival Corp.	1,766	78,569
Centex Corp.	492	12,428
Circuit City Group, Inc.	678	2,848
Clear Channel Communications	2,014	69,523
Coach, Inc.*	1,489	45,534
Comcast Corp. Cl A*	12,428	226,935
Covidien Limited	2,013	89,156
D.R. Horton, Inc.	1,121	14,764
DIRECTV Group, Inc.*	2,903	67,117
Darden Restaurants, Inc.	570	15,795
Dillard’s, Inc. Cl A	231	4,338
Disney (Walt) Co.	7,698	248,491
EW Scripps Co. Cl A	361	16,249
Eastman Kodak Co.	1,165	25,479
Family Dollar Stores, Inc.	568	10,923
Ford Motor Co.*	8,534	57,434
Fortune Brands, Inc.	616	44,574
Gamestop Corp.*	645	40,061
Gannett Co., Inc.	937	36,543
Gap, Inc.	1,883	40,070
General Motors Corp.	2,289	56,973
Genuine Parts Co.	679	31,438
Goodyear Tire & Rubber Co.*	970	27,373
Harley-Davidson, Inc.	976	45,589
Harman Intl. Inds	244	17,985
Harrah’s Entertainment, Inc.	759	67,361
Hasbro, Inc.	592	15,143
Home Depot, Inc.	6,825	183,866
International Game Technology	1,275	56,011
Interpublic Grp. of Cos., Inc.	1,906	15,458
Johnson Controls, Inc.	2,401	86,532
Jones Apparel Group, Inc.	343	5,485
KB Home	310	6,696
Kohl’s Corp.*	1,268	58,074
Leggett & Platt	688	11,999
Lennar Corp.	561	10,036
Limited Brands, Inc.	1,257	23,795

	Shares	Value($)
COMMON STOCKS:
CONSUMER CYCLICAL (Cont’d.)
Liz Claiborne, Inc.	402	8,181
Lowe’s Companies, Inc.	5,915	133,797
Macy’s Inc	1,751	45,298
Marriott International, Inc.	1,264	43,204
Mattel, Inc.	1,484	28,255
McDonald’s Corp.	4,783	281,767
McGraw-Hill Cos., Inc.	1,330	58,267
Meredith Corp.	155	8,522
NIKE, Inc. Cl B	1,555	99,893
New York Times Co. Cl A	579	10,150
Newell Rubbermaid, Inc.	1,129	29,219
News Corp, Inc.	9,355	191,684
Nordstrom, Inc.	760	27,915
Office Depot, Inc.*	1,104	15,357
OfficeMax, Inc.	303	6,260
Omnicom Group, Inc.	1,321	62,787
Penney (J.C.) Co., Inc.	897	39,459
Polo Ralph Lauren Corp.	241	14,891
Pulte Homes, Inc.	855	9,012
RadioShack Corp.	530	8,936
Sears Holding Corp.*	295	30,105
Sherwin-Williams Co.	422	24,493
Snap-On, Inc.	233	11,240
Stanley Works	331	16,047
Staples, Inc.	2,860	65,980
Starbucks Corp.*	2,954	60,468
Teradata Corp -W/I*	732	20,064
TJX Companies, Inc.	1,767	50,766
Target Corp.	3,360	168,000
Tiffany & Co.	550	25,317
Time Warner, Inc.	14,617	241,327
Tyco International	2,000	79,300
V F Corp.	358	24,580
Washington Post Co. Cl B	20	15,829
Wendy’s International, Inc.	352	9,096
Whirlpool Corp.	314	25,632
Windstream Corp.	1,929	25,116
Wyndham Worldwide Corp	719	16,940

	Shares	Value($)
COMMON STOCKS:
CONSUMER CYCLICAL (Cont’d.)
Yum! Brands, Inc.	2,057	78,721
eBay, Inc.*	4,598	152,608
		4,440,016
CONSUMER, NON-CYCLICAL (10.3%)
Altria Group, Inc.	8,518	643,790
Anheuser-Busch Cos., Inc.	2,968	155,345
Archer-Daniels-Midland Co.	2,600	120,718
Avon Products, Inc.	1,735	68,585
Brown-Forman Corp. Cl B	348	25,790
CVS Corp.	5,973	237,427
Campbell Soup Co.	904	32,300
Clorox Co.	557	36,300
Coca-Cola Co.	8,037	493,231
Coca-Cola Enterprises	1,157	30,117
Colgate-Palmolive Co.	2,061	160,676
ConAgra Foods, Inc.	1,970	46,866
Constellation Brands, Inc.Cl A	781	18,463
Costco Wholesale Corp.	1,755	122,429
Dean Foods Co.	532	13,758
Estee Lauder Co. Cl A	461	20,104
FNMA	3,956	158,161
General Mills, Inc.	1,365	77,805
Heinz (H.J.) Co.	1,284	59,937
Hershey Food Corp.	680	26,792
IAC Interactive Corp.*	746	20,082
Kellogg Co.	1,067	55,943
Kimberly Clark Corp.	1,712	118,710
Kraft Foods Inc.	6,257	204,166
Kroger Co.	2,755	73,586
McCormick & Co., Inc.	517	19,599
Molson Coors Brewing Co.	549	28,339
Pepsi Bottling Group, Inc.	564	22,255
PepsiCo, Inc.	6,510	494,109
Proctor & Gamble Co.	12,559	922,082
Reynolds American Inc	688	45,380
Safeway, Inc.	1,789	61,202
Sara Lee Corp.	2,929	47,040
Supervalu, Inc.	855	32,080

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Sysco Corp.	2,459	76,745
Trane Inc	690	32,230
Tyco Electronics	2,011	74,668
Tyson Foods, Inc.	1,107	16,970
UST, Inc.	633	34,688
Wal-Mart Stores, Inc.	9,555	454,149
Walgreen Co.	4,010	152,701
Whole Foods Market, Inc.	564	23,011
Wrigley (Wm.) Jr. Co.	881	51,583
		5,609,912
ENERGY (12.2%)
Anadarko Petroleum	1,886	123,891
Apache Corp.	1,336	143,673
Ashland, Inc.	225	10,672
BJ Services Co.	1,184	28,724
Baker Hughes, Inc.	1,285	104,214
Chesapeake Energy Corp.	1,837	72,010
ChevronTexaco Corp.	8,539	796,945
ConocoPhillips	6,469	571,213
Consol Energy, Inc.	734	52,496
DYNEGY INC CL - A*	2,005	14,316
Devon Energy Corp.	1,799	159,949
ENSCO International, Inc.	586	34,937
EOG Resources, Inc.	995	88,804
El Paso Corp.	2,833	48,841
Exxon Mobil Corp.	22,095	2,070,081
Hess Corp.	1,124	113,367
Halliburton Co.	3,563	135,073
Integrys Energy Group Inc	305	15,765
Marathon Oil Corp.	2,872	174,790
Murphy Oil Corp.	758	64,309
Nabors Industries, Ltd.*	1,145	31,362
National-Oilwell, Inc.*	1,442	105,929
Noble Corporation	1,080	61,031
Noble Energy, Inc.	694	55,187
Occidental Petroleum	3,351	257,993
Range Resources Corp.	603	30,970
Rowan Cos., Inc.	450	17,757

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Schlumberger, Ltd.	4,836	475,717
Smith International, Inc.	807	59,597
Spectra Energy Corp.	2,557	66,022
Sunoco, Inc.	476	34,481
Tesoro Petroleum Corp.	551	26,283
Transocean Inc.*	1,286	184,091
Valero Energy Corp.	2,227	155,957
Weatherford Int’l., Ltd.*	1,364	93,570
Williams Cos., Inc.	2,400	85,872
XTO Energy, Inc.	1,955	100,409
		6,666,298
FINANCIAL (16.5%)
Ace, Ltd.	1,333	82,353
Aflac, Inc.	1,973	123,569
Allstate Corp.	2,308	120,547
Ambac Financial Group, Inc.	410	10,566
American Capital Strategies	775	25,544
American Express Co.	4,729	246,003
American Int’l. Group, Inc.	10,257	597,983
Ameriprise Financial, Inc.	938	51,693
Aon Corp.	1,187	56,608
Apartment Investment & Mgmt.Co	389	13,510
Assurant, Inc.	388	25,957
Avalonbay Communities	321	30,219
BB & T Corp.	2,220	68,087
Bank of America Corp.	17,949	740,576
Bank of NEw York Mellon Corp	4,605	224,540
Bear Stearns Cos., Inc.	467	41,213
Boston Properties	479	43,977
CB Richard Ellis Group Inc.	800	17,240
CIT Group, Inc.	768	18,455
CME Group Inc.	221	151,606
Capital One Financial Corp.	1,580	74,671
Charles Schwab Corp.	3,788	96,783
Chubb Corp.	1,552	84,708
Cincinnati Financial Corp.	671	26,531
Citigroup, Inc.	20,189	594,364
Comerica, Inc.	611	26,597

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Commerce Bancorp (N.J.)	788	30,054
Countrywide Financial Corp.	2,340	20,920
Discover Financial-W/I	1,931	29,119
Developers Divers Rlty.	500	19,145
E*Trade Financial Corp.*	1,711	6,074
Equity Residential	1,096	39,971
Federated Investors, Inc.	353	14,529
Fidelity Natl. Info. Svc., Inc	690	28,697
Fifth Third Bancorp	2,155	54,155
First Tennessee Natl. Bank	508	9,220
Franklin Resources, Inc.	653	74,723
Freddie Mac	2,675	91,137
Genworth Financial, Inc.	1,774	45,148
Goldman Sachs Group, Inc.	1,608	345,800
Hartford Fin, Svc .Gp., Inc.	1,269	110,644
Host Hotels & Resorts Inc.	2,113	36,006
Hudson City Bancorp, Inc.	2,105	31,617
Huntington Bancshares, Inc.	1,480	21,845
Intercontinental Exchange Inc*	279	53,708
J.P. Morgan Chase & Co.	13,584	592,942
Janus Capital Group	620	20,367
KeyCorp.	1,572	36,863
Kimco Realty Corp.	1,022	37,201
Legg Mason, Inc.	543	39,720
Lehman Brothers Hlds.	2,143	140,238
Leucadia National	684	32,216
Lincoln National Corp.	1,089	63,402
Loews Corp.	1,778	89,505
M & T Bank Corp.	302	24,634
MBIA, Inc.	509	9,483
MGIC Investment Corp.	330	7,402
Marsh & McLennan Cos., Inc.	2,103	55,666
Marshall & Ilsley Corp.	1,041	27,566
Merrill Lynch & Co., Inc.	3,466	186,055
MetLife, Inc.	2,995	184,552
Moody’s Corp.	867	30,952
Morgan Stanley	4,292	227,948
NYSE Euronext	1,072	94,089

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
National City Corp.	2,562	42,171
Northern Trust Corp.	770	58,967
PNC Financial Services Group	1,414	92,829
Plum Creek Timber Co.	697	32,090
Principal Financial Group Inc.	1,058	72,833
Progressive Corp. of Ohio	2,823	54,089
Prologis Trust	1,041	65,979
Prudential Financial, Inc.	1,836	170,821
Public Storage, Inc.	501	36,778
Regions Financial Corp.	2,811	66,480
SLM Corporation	2,070	41,690
Safeco Corp.	381	21,214
Simon Property Group	899	78,087
Sovereign Bancorp, Inc.	1,458	16,621
State Street Corp.	1,562	126,834
Suntrust Banks, Inc.	1,412	88,236
T. Rowe Price Group, Inc.	1,067	64,959
Torchmark Corp.	373	22,578
Travelers Cos inc	2,608	140,310
UNUM Provident Corp.	1,459	34,710
US Bancorp	6,983	221,640
Vornado Realty Trust	538	47,317
Wachovia Corp.	7,989	303,822
Washington Mutual, Inc.	3,513	47,812
Wells Fargo & Company	13,646	411,973
Western Union Co.	3,037	73,738
XL Capital Limited	721	36,274
Zions Bancorporation	433	20,217
		9,048,282
HEALTHCARE (11.2%)
Abbott Laboratories	6,249	350,881
Aetna, Inc.	2,024	116,846
Allergan, Inc.	1,237	79,465
Amerisource Bergen Corp.	676	30,332
Amgen, Inc.*	4,398	204,243
Applera Corp.-Applied Biosys	680	23,066
Bard (C.R.), Inc.	416	39,437
Barr Pharmaceuticals, Inc.*	432	22,939

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Baxter International, Inc.	2,564	148,840
Becton Dickinson & Co.	986	82,410
Biogen Idec, Inc.*	1,186	67,507
Boston Scientific Corp.	5,426	63,104
Bristol-Myers Squibb Co.	8,001	212,187
CIGNA Corp.	1,129	60,661
Cardinal Health, Inc.	1,466	84,662
Celgene Corp.*	1,560	72,088
Coventry Health Care*	629	37,268
Express Scripts, Inc.*	1,019	74,387
Forest Laboratories, Inc.*	1,261	45,963
Genzyme Corp. (Genl. Div)*	1,076	80,097
Gilead Sciences, Inc.*	3,764	173,182
Hospira, Inc.*	637	27,162
Humana, Inc.*	685	51,587
IMS Health, Inc.	785	18,086
Johnson & Johnson	11,573	771,919
King Pharmaceuticals, Inc.*	988	10,117
Laboratory Corp. of America*	466	35,197
Lilly (Eli) & Co.	3,991	213,079
McKesson Corp.	1,170	76,647
Medco Health Solutions*	1,082	109,715
Medtronic, Inc.	4,572	229,834
Merck & Co., Inc.	8,802	511,484
Millipore Corp.*	217	15,880
Mylan Laboratories, Inc.	1,223	17,195
Patterson Cos., Inc.*	563	19,114
PerkinElmer, Inc.	479	12,464
Pfizer, Inc.	27,620	627,803
Quest Diagnostics, Inc.	634	33,539
Schering-Plough Corp.	6,550	174,492
St. Jude Medical, Inc.*	1,384	56,246
Stryker Corp.	963	71,955
Tenet Healthcare Corp.*	1,917	9,738
Thermo Fisher Scientific Inc*	1,706	98,402
UnitedHealth Group, Inc.	5,225	304,095
Varian Medical Systems, Inc.*	509	26,549
Waters Corp.*	402	31,786

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Watson Pharmaceuticals, Inc.*	419	11,372
WellPoint, Inc.	2,310	202,656
Wyeth	5,415	239,289
Zimmer Holdings, Inc.*	950	62,843
		6,139,810
INDUSTRIAL (12.7%)
3M Company	2,884	243,179
Allied Waste Industries*	1,171	12,904
Apollo Group, Inc. Cl A*	553	38,793
Avery Dennison Corp.	429	22,797
Block (H. & R.), Inc.	1,314	24,401
Boeing Co.	3,134	274,100
Burlington North Santa Fe	1,208	100,542
C.H. Robinson Worldwide, Inc.	686	37,126
CBS Corp. Cl B	2,770	75,483
CSX Corp.	1,700	74,766
Caterpillar, Inc.	2,571	186,552
Cintas Corp.	543	18,256
Cooper Industries, Ltd.	728	38,497
Cummins, Inc.	413	52,604
Danaher Corp.	1,024	89,846
Deere & Co.	1,795	167,150
Donnelley R.R. & Sons	868	32,758
Dover Corp.	804	37,056
Expedia Inc*	840	26,561
Eaton Corp.	592	57,394
Emerson Electric Co.	3,185	180,462
Equifax, Inc.	531	19,307
Expeditors Int’l Wash., Inc.	862	38,514
FedEx Corp.	1,251	111,552
Fluor Corp.	356	51,876
General Dynamics Corp.	1,627	144,787
General Electric Co.	40,869	1,515,014
General Growth Pptys Inc	988	40,686
Goodrich Corporation	504	35,587
Google, Inc.*	936	647,225
Grainger (W.W.), Inc.	271	23,718
Honeywell International, Inc.	3,020	185,941

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
ITT Industries, Inc.	729	48,143
Illinois Tool Works, Inc.	1,672	89,519
Ingersoll Rand Co.	1,102	51,210
Jacobs Engineering Group, Inc.	489	46,753
L-3 Communications Hldgs., Inc	507	53,712
Lockheed Martin Corp.	1,403	147,680
Manitowoc Company, Inc.	525	25,636
Masco Corp.	1,491	32,221
Monster Worldwide, Inc.*	517	16,751
Norfolk Southern	1,566	78,989
Northrop Grumman Corp.	1,368	107,580
PACCAR, Inc.	1,490	81,175
Pall Corp.	493	19,878
Parker Hannifin Corp.	680	51,211
Pitney Bowes, Inc.	877	33,361
Precision Castparts Corp.	555	76,979
Raytheon Co.	1,736	105,375
Robert Half Intl., Inc.	651	17,603
Rockwell Automation, Inc.	603	41,583
Rockwell Collins	659	47,428
Ryder System, Inc.	235	11,047
Southwest Airlines Co.	2,968	36,210
Starwood Hotels & Resort World	801	35,268
Terex Corp*	415	27,212
Textron, Inc.	1,005	71,657
Union Pacific Corp.	1,062	133,408
United Parcel Service Cl B	4,250	300,560
United Technologies Corp.	3,998	306,007
Verisign, Inc.*	894	33,623
Viacom Inc. - Class B.*	2,654	116,564
Waste MGT Inc.	2,056	67,170
		6,916,947
TECHNOLOGY (14.2%)
Adobe Systems, Inc.*	2,320	99,134
Advanced Micro Devices, Inc.*	2,441	18,308
Affiliated Computer Svcs.*	406	18,311
Agilent Technologies, Inc.*	1,563	57,425
Akami Technologies*	672	23,251

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Altera Corp.	1,358	26,237
Analog Devices, Inc.	1,227	38,896
Apple Computer, Inc.*	3,541	701,401
Applied Materials, Inc.	5,573	98,976
Autodesk, Inc.*	934	46,476
Automatic Data Processing	2,128	94,760
BMC Software, Inc.*	792	28,227
Broadcom Corp. Cl A*	1,903	49,744
CA Inc.	1,585	39,546
Ciena Corp.*	346	11,802
Cisco Systems, Inc.*	24,535	664,162
Citrix Systems, Inc.*	763	29,002
Cognizant Tech Solutions*	1,174	39,846
Computer Sciences Corp.*	700	34,629
Compuware Corp.*	1,157	10,274
Convergys Corp.*	527	8,674
Corning, Inc.	6,373	152,888
Dell, Inc.*	9,063	222,134
EMC Corp.*	8,485	157,227
Electronic Arts, Inc.*	1,274	74,414
Electronic Data Systems Corp.	2,071	42,932
Embarq Corp.	618	30,610
Fiserv, Inc.*	666	36,956
Hewlett-Packard Co.	10,426	526,304
IBM Corp.	5,572	602,333
Intel Corp.	23,645	630,376
Intuit, Inc.*	1,346	42,547
JDS Uniphase Corp.*	888	11,810
Jabil Circuit, Inc.	841	12,842
Juniper Networks Inc.*	2,109	70,019
KLA Tencor Corp.	733	35,301
LSI Logic Corp.*	2,855	15,160
Lexmark Int’l, Inc.*	380	13,247
Linear Technology Corp.	904	28,774
MEMC Elect. Materials, Inc*	927	82,030
Microchip Technology, Inc.	866	27,210
Micron Technology, Inc.*	3,075	22,294
Microsoft Corp.	32,537	1,158,317

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Molex, Inc. Cl A	572	15,616
Motorola, Inc.	9,238	148,178
NVIDIA Corporation*	2,247	76,443
National Semiconductor Corp.	950	21,508
Network Appliance, Inc.*	1,392	34,744
Novell, Inc.*	1,415	9,721
Novellus Systems, Inc.*	468	12,903
Oracle Corp.*	15,947	360,083
Paychex, Inc.	1,349	48,861
QLogic Corp.*	551	7,824
Qualcomm, Inc.	6,618	260,418
Sandisk Corp.*	923	30,616
Sun Microsystems, Inc.*	3,351	60,754
Symantec Corp.*	3,507	56,603
Tellabs, Inc.*	1,776	11,615
Teradyne, Inc.*	699	7,228
Texas Instruments, Inc.	5,654	188,844
Total System Services Inc	776	22,388
Unisys Corp.*	1,408	6,660
Xerox Corp.	3,738	60,518
Xilinx, Inc.	1,190	26,025
Yahoo!, Inc.*	5,405	125,720
		7,728,076
TELECOMMUNICATIONS (3.4%)
AT&T	24,525	1,019,259
American Tower Corp.*	1,637	69,736
CenturyTel, Inc.	446	18,491
Citizens Communications Co.	1,326	16,880
Qwest Communications Intl.	6,350	44,514
Sprint Nextel Corp.	11,502	151,021
Verizon Communications	11,688	510,649
		1,830,550
UTILITIES (3.4%)
AES Corp.*	2,706	57,881
Allegheny Energy, Inc.	668	42,491
Ameren Corp.	841	45,591
American Electric Power, Inc.	1,618	75,334
CMS Energy Corp.	910	15,816

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
Centerpoint Energy, Inc.	1,299	22,252
Consolidated Edison, Inc.	1,098	53,637
Constellation Energy Group	731	74,949
DTE Energy Co.	662	29,102
Dominion Resources, Inc.	2,365	112,219
Duke Energy Corp	5,100	102,867
Edison International	1,318	70,342
Entergy Corp.	787	94,062
Exelon Corp.	2,669	217,897
FPL Group, Inc.	1,646	111,566
FirstEnergy Corp.	1,233	89,195
NiSource, Inc.	1,109	20,949
Nicor, Inc.	182	7,708
PG & E Corp.	1,432	61,705
PPL Corporation	1,505	78,395
Pepco Holdings, Inc.	810	23,757
Pinnacle West Capital Corp.	404	17,134
Progress Energy, Inc.	1,048	50,755
Public Svc. Enterprise Group	1,028	100,991
Questar Corp.	695	37,600
Sempra Energy	1,057	65,407
Southern Co.	3,071	118,992
Teco Energy, Inc.	852	14,663
Xcel Energy, Inc.	1,698	38,324
		1,851,581
TOTAL COMMON STOCKS (Cost: $42,862,234) 95.3%		52,016,376

* Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.7%)
U.S. Treasury Bill (a)	2.91	03/13/2008	1,200,000	1,193,004
U.S. Treasury Bill (a)	2.8	02/28/2008	300,000	298,181
				1,491,185
U.S. GOVERNMENT AGENCIES (1.9%)
Freddie Mac	3.25	01/02/2008	1,019,000	1,018,908

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,510,555) 4.6%				2,510,093

TOTAL INVESTMENTS (Cost: $45,372,789) 99.9%				54,526,469

OTHER NET ASSETS 0.1%				78,097

NET ASSETS 100.0%				$54,604,566

(a) The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

		Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)

Purchased

5 S&P 500 Stock Index Futures Contracts		March 2008	$1,846,500	$15,438

Face value of futures purchased and outstanding as percentage of total investments in securities: 3.4%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (6.5%)
Airgas, Inc.	3,541	184,522
Albemarle Corp.	3,424	141,240
Arch Coal, Inc.	6,160	276,769
Cabot Corp.	2,811	93,719
Carpenter Technology Corp.	2,116	159,060
Chemtura Corp.	10,385	81,003
Cleveland-Cliffs, Inc.	1,801	181,541
Commercial Metals Co.	5,106	150,372
Cytec Industries, Inc.	1,811	111,521
FMC Corp.	3,255	177,560
Ferro Corp.	1,873	38,827
Louisiana-Pacific Corp.	4,454	60,931
Lubrizol Corp.	2,953	159,934
Martin Marietta Materials, Inc	1,802	238,945
Matthews Intl. Corp. Cl. A	1,335	62,571
Minerals Technologies, Inc.	828	55,435
Olin Corp.	3,194	61,740
Packaging Corp of America	4,001	112,828
Potlatch Corp	1,687	74,970
RPM International Inc.	5,226	106,088
Scotts Co. Cl A	1,908	71,397
Sensient Technologies Corp.	2,024	57,239
Sonoco Products Co.	4,280	139,870
Steel Dynamics, Inc.	4,156	247,573
Temple-Inland, Inc.*	4,669	84,042
Valspar Corp.	4,329	97,576
Worthington Industries, Inc.	2,831	50,618
		3,277,891
CONSUMER, CYCLICAL (9.6%)
99 Cent Only Stores*	2,021	16,087
Advance Auto Parts	4,311	163,775
Aeropostale, Inc.*	2,882	76,373
American Eagle Outfitters	9,211	191,313
American Greetings Corp. Cl A	2,390	48,517
Ann Taylor Stores Corp.*	2,641	67,504
ArvinMeritor, Inc.	3,125	36,656
Barnes & Noble, Inc.	2,071	71,346
Belo Corporation	3,785	66,010

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Blyth, Inc.	1,039	22,796
Bob Evans Farms, Inc.	1,425	38,375
Borders Group, Inc.	2,527	26,913
Borg-Warner, Inc.	4,992	241,663
Boyd Gaming Corp.	2,418	82,381
Brinker International, Inc.	4,532	88,646
CBRL Group, Inc.	1,023	33,135
Callaway Golf Co.	2,854	49,745
CarMax, Inc.*	9,382	185,295
Charming Shoppes, Inc.*	5,024	27,180
Cheesecake Factory, Inc.*	3,070	72,778
Chico’s FAS, Inc.*	7,583	68,474
Coldwater Creek Inc*	2,578	17,247
Collective Brands Inc*	2,820	49,040
Dick’s Sporting Goods Inc.*	3,584	99,492
Dollar Tree Stores*	3,958	102,591
Entercom Communications	1,136	15,552
Foot Locker, Inc.	6,650	90,839
Furniture Brands Intl., Inc.	2,088	21,005
Gentex Corp.	6,221	110,547
Hanesbrands, Inc.*	4,099	111,370
Harte-Hanks, Inc.	2,064	35,707
Hovanian Enterprises, Inc.*	1,577	11,307
International Speedway Corp.	1,332	54,852
Lamar Advertising Co-CL	3,417	164,255
Lear Corp.*	3,319	91,804
Lee Enterprises	1,706	24,993
Life Time Fitness Inc*	1,445	71,788
MDC Holdings, Inc.	1,497	55,584
Media General Inc. Cl A	972	20,655
Modine Manufacturing Co.	1,396	23,048
Mohawk Industries, Inc.*	2,383	177,295
NVR INC*	221	115,362
O’Reilly Automotive, Inc.*	4,954	160,658
Pacific Sunwear of Calif*	3,045	42,965
PetSmart, Inc.	5,539	130,333
Phillips Van Heusen Corp.	2,431	89,607
Regis Corporation	1,897	53,040

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Rent-A-Center, Inc.*	2,879	41,803
Ross Stores, Inc.	5,832	149,124
Ruby Tuesday, Inc.	2,226	21,704
Ryland Group, Inc.	1,812	49,921
Saks Incorporated*	6,102	126,678
Scholastic Corp.*	1,125	39,251
Strayer Education Inc.	623	106,271
The Warnaco Group, Inc.*	1,962	68,278
Thor Industries, Inc.	1,491	56,673
Timberland Company Cl A*	2,136	38,619
Toll Brothers, Inc.*	5,466	109,648
Tupperware Corp.	2,653	87,629
Urban Outfitters, Inc.*	4,860	132,484
Valassis Communication, Inc.*	2,063	24,116
Wiley (John) & Sons Cl A	1,937	82,981
Williams-Sonoma, Inc.	3,790	98,161
		4,849,239
CONSUMER, NON-CYCLICAL (5.7%)
Aci Worldwide Inc*	1,540	29,322
Alberto-Culver Co.	3,606	88,491
BJ’s Wholesale Club, Inc.*	2,759	93,337
BRE Properties	2,186	88,599
Camden Properties Trust	2,391	115,127
Chipotle Mexican Grill*	1,417	208,398
Church & Dwight	2,840	153,559
Energizer Holdings, Inc.*	2,470	276,961
Federal Realty Inv Trust	2,438	200,282
Hansen Natural Corp.*	2,582	114,357
Health Care REIT Inc	3,654	163,297
Hologic, Inc.*	5,396	370,381
Hormel Foods Corp.	3,115	126,095
J.M. Smucker Co.	2,477	127,417
Lancaster Colony Corp.	926	36,762
PepsiAmericas, Inc.	2,578	85,899
Realty Income Corporation	4,351	117,564
Ruddick Corp.	1,603	55,576
Service Corp. International	12,403	174,262
Smithfield Foods, Inc.*	5,030	145,468

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.%)
Tootsie Roll Inds., Inc.	1,158	31,752
Universal Corp.	1,176	60,235
		2,863,141
ENERGY (7.6%)
Bill Barrett Corp*	1,451	60,753
Cimarex Energy Co.	3,551	151,024
Denbury Resources, Inc.*	10,516	312,851
Exterran Holdings Inc.*	2,826	231,167
FMC Technologies Inc.*	5,600	317,520
Forest Oil Corp.*	3,748	190,548
Frontier Oil Crop	4,539	184,193
Grant Prideco, Inc.*	5,468	303,529
Helmerich & Payne, Inc.	4,456	178,552
KBR INC.*	7,294	283,007
NewField Exploration Company*	5,635	296,965
Overseas Shipholding Group	1,244	92,591
Patterson UTI Energy, Inc.	6,670	130,198
Pioneer Natural Resources Co.	5,144	251,233
Plains Exploration & Prod. Co.	4,856	262,224
Pride International, Inc.*	7,186	243,605
Quicksilver Resources*	2,212	131,813
Superior Energy Services, Inc*	3,465	119,265
Tidewater, Inc.	2,362	129,579
		3,870,617
FINANCIAL (14.0%)
Alexandria Real Estate Eq, Inc	1,372	139,491
AMB Property Corp.	4,263	245,378
American Financial Group	3,130	90,394
Americredit Corp.*	4,918	62,901
Associated Banc-Corp.	5,470	148,182
Astoria Financial Corp.	3,514	81,771
Bank of Hawaii Corp	2,109	107,854
Berkley (WR) Corp.	6,937	206,792
Broadridge Financial Solutions	6,002	134,625
Brown & Brown, Inc.	4,907	115,315
Cathay General Bancorp	2,146	56,848
City National Corp.	1,740	103,617
Colonial BancGroup, Inc.	6,775	91,734
Commerce Group, Inc.	1,864	67,067

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Cousins Properties	1,604	35,448
Cullen Frost Bankers, Inc.	2,518	127,562
Duke Realty Investment, Inc.	6,268	163,469
Eaton Vance Corp.	5,321	241,627
Equity One, Inc.	1,586	36,526
Everest RE Group	2,720	273,088
Fidelity National Financial In	9,285	135,654
First Bancorp PR	3,946	134,638
First Community Bancorp	1,084	44,704
First Niagara Financial Grp.	4,540	54,662
Firstmerit Corp.	3,464	69,315
GATX Corp.	2,063	75,671
Gallagher (Arthur J.) & Co.	4,042	97,776
Global Payments, Inc	3,397	158,028
HCC Insurance Holdings Inc.	4,946	141,851
Hanover Insurance Group	2,235	102,363
Highwoods Properties, Inc.	2,461	72,304
Horace Mann Educators Corp.	1,866	35,342
Hospitality Properties Trust	4,042	130,233
Indymac Bancorp, Inc.	3,465	20,617
Jefferies Group	4,811	110,894
Liberty Property Trust	3,941	113,540
Macerich Co.	3,122	221,849
Mack-Cali Realty Corp.	2,924	99,416
Mercury General Corporation	1,528	76,110
MoneyGram International, Inc.	3,560	54,717
Nationwide Health Pptys., Inc.	4,001	125,511
New York Community Bancorp	13,931	244,907
Old Republic Intl. Corp.	9,919	152,852
PMI Group, Inc.	3,492	46,374
Protective Life Corp.	3,020	123,880
Radian Group, Inc.	3,461	40,424
Raymond James Financial, Inc.	4,083	133,351
Rayonier, Inc.	3,360	158,726
Regency Centers Corp.	2,997	193,277
SEI Investments	5,438	174,940
SVB Financial Group*	1,429	72,022
StanCorp Financial GP	2,132	107,410
Synovus Financial Corp.*	14,363	146,359

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
TCF Financial	4,690	84,092
UDR Inc	5,776	114,654
Unitrin, Inc.	2,230	107,018
Waddell & Reed Financial, Inc.	3,592	129,635
Washington Federal, Inc.	3,764	79,458
Webster Financial Corp.	2,303	73,627
Weingarten Realty Investors	3,260	102,494
Westamerica Bancorp	1,263	56,267
Wilmington Trust Corp.	2,959	104,157
		7,050,808
HEALTHCARE (10.9%)
Advanced Medical Optics, Inc.*	2,605	63,901
Apria Healthcare Group, Inc.*	1,878	40,508
Beckman Coulter, Inc.	2,701	196,633
Cephalon, Inc.*	2,887	207,171
Charles River Laboratories Inc	2,924	192,399
Community Health Systems Inc.*	4,119	151,826
Covance, Inc.*	2,748	238,032
Dentsply International, Inc.	6,520	293,530
Edwards Lifesciences Corp.*	2,441	112,262
Endo Pharmaceuticals Holdings*	5,774	153,993
Gen-Probe, Inc.*	2,316	145,746
Health Management Associates	10,447	62,473
Health Net, Inc.*	4,745	229,184
Hillenbrand Industries, Inc.	2,669	148,743
Intuitive Surgical, Inc.*	1,645	531,335
Invitrogen Corp.*	2,005	187,287
Kindred healthcare Inc.*	1,283	32,049
Kinetic Concepts, Inc.*	2,326	124,581
Lifepoint Hospitals, Inc.*	2,501	74,380
Lincare Holdings, Inc.*	3,451	121,337
Millennium Pharmaceuticals Inc	13,900	208,222
Omnicare, Inc.	5,232	119,342
Par Pharmaceutical Cos Inc*	1,456	34,944
Pdl BioPharma Inc*	5,041	88,318
Perrigo Co.	3,340	116,933
Pharmaceutical Prod. Dev. Inc.	4,504	181,826
Psychiatric Solutions*	2,366	76,895

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
ResMed, Inc.*	3,328	174,820
Schein (Henry), Inc.*	3,855	236,697
Sepracor, Inc.*	4,809	126,236
Steris Corp.	2,730	78,733
Techne Corp.*	1,698	112,153
Universal Health Services Cl B	2,316	118,579
VCA Antech, Inc.*	3,627	160,422
Valeant Pharmaceuticals*	3,917	46,886
Varian, Inc.*	1,311	85,608
Ventana Medical Systems, Inc.*	1,283	111,916
Vertex Pharmaceutical*	5,695	132,295
		5,518,195
INDUSTRIAL (18.5%)
AGCO Corp.*	3,943	268,045
Affymetrix, Inc.*	2,972	68,772
AirTran Holdings, Inc.*	3,948	28,268
Alaska Air Group, Inc.*	1,739	43,492
Alexander & Baldwin, Inc.	1,842	95,158
Alliant TechSystems Inc.*	1,408	160,174
Ametek, Inc.	4,598	215,370
Avis Budget Group*	4,470	58,110
CF Industries Holdings	2,068	227,604
Cameron International Corp.*	9,416	453,192
Career Education Corp.*	3,918	98,499
Carlisle Companies, Inc.	2,670	98,870
ChoicePoint, Inc.*	3,080	112,174
Con-Way Inc	1,944	80,754
Copart, Inc.*	3,029	128,884
Corinthian Colleges, Inc.*	3,651	56,225
Corn Products Int’l Inc.	3,222	118,409
Corporate Executive Board Co.	1,527	91,773
Crane Co.	2,200	94,380
DeVry, Inc.	2,579	134,005
Deluxe Corp.	2,242	73,739
Digital River, Inc.*	1,740	57,542
Donaldson Company, Inc.	3,066	142,201
Dun & Bradstreet	2,496	221,220
Dycom Industries, Inc.*	1,762	46,957

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Encore Aquisition Company*	2,335	77,919
Fastenal Co.	5,425	219,279
Federal Signal Corp.	2,060	23,113
Flowserve Corp	2,460	236,652
Graco, Inc.	2,708	100,900
Granite Construction	1,514	54,777
Guess ?, Inc.	2,354	89,193
HNI Corporation	1,981	69,454
Harsco Corp.	3,625	232,254
Hubbell, Inc. Cl B	2,495	128,742
Hunt (JB) Transport Svcs., Inc	3,769	103,836
ITT Educational Services, Inc.	1,266	107,952
Idex Corp.	3,508	126,744
JetBlue Airways Corp*	7,761	45,790
Jones Lang Lasalle	1,594	113,429
Joy Global, Inc.	4,651	306,129
Kansas City Southern Inds.*	3,310	113,632
Kelly Services, Inc.	994	18,548
Kennametal, Inc.	3,357	127,096
Korn/Ferry International*	2,008	37,791
Lincoln Electric Holdings	1,856	132,110
Metavante Technologies-W/I*	3,690	86,051
MSC Ind. Direct Co. Cl A	2,047	82,842
Manpower, Inc.	3,488	198,467
Miller (Herman), Inc.	2,625	85,024
Mine Safety Appliances Co.	1,261	65,408
NBTY Inc*	2,416	66,198
Navigant Consulting Co.*	1,967	26,889
Net Flix.com*	2,067	55,024
Nordson Corp.	1,450	84,042
Oshkosh Truck Corp.	3,195	150,996
Pentair, Inc.	4,286	149,196
Quanta Services, Inc.*	7,358	193,074
Reliance Steel & Aluminum Co.	2,803	151,923
Republic Services, Inc.	6,918	216,879
Rollins, Inc.	1,830	35,136
Roper Industries, Inc.	3,800	237,652
SPX, Inc.	2,256	232,030

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Scientific Games Corp*	2,798	93,034
Sotheby’s (Delaware)	2,865	109,157
Stericycle, Inc.*	3,741	222,215
Teleflex, Inc.	1,700	107,117
Terra Industries, Inc.*	3,997	190,897
The Brink’s Company	2,088	124,737
Thomas & Betts Corp.*	2,195	107,643
Timken Co.	4,124	135,473
Trinity Industries	3,508	97,382
URS CORP*	3,438	186,787
United Rentals*	3,250	59,670
Wellcare Health Plans Inc.*	1,792	75,999
Werner Enterprises, Inc.	1,942	33,072
Yellow Roadway Corp.*	2,438	41,665
		9,340,836
TECHNOLOGY (14.7%)
3Com Corp.*	17,074	77,174
ADC Telecommunications, Inc.*	5,059	78,667
Activision, Inc.*	12,541	372,468
Acxiom Corp.	3,066	35,964
Adtran, Inc.	2,514	53,749
Advent Software, Inc.*	770	41,657
Alliance Data Systems*	3,390	254,216
Amphenol Corp Cl A	7,675	355,890
Arrow Electronics*	5,284	207,556
Atmel Corp.*	19,334	83,523
Avnet, Inc.*	6,459	225,871
Avocent Corp.*	2,152	50,163
BE Aerospace, Inc.*	3,986	210,859
CSG Systems Intl., Inc.*	1,526	22,463
Cadence Design Systems, Inc.*	11,572	196,840
Cerner Corp.*	2,857	161,135
CommScope, Inc.*	2,867	141,085
Cree , Inc.*	3,671	100,842
Cypress Semiconductor Corp.*	6,853	246,914
DRS Technologies Inc	1,774	96,275
DST Systems, Inc.*	2,222	183,426
Diebold, Inc.	2,832	82,071

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
F5 Networks, Inc.*	3,655	104,241
Fair Isaac Corporation	2,161	69,476
Fairchild Semiconductor Intl.*	5,356	77,287
Foundry Networks*	7,783	136,358
Gartner, Inc.*	2,965	52,065
Getty Images, Inc.*	2,051	59,479
Harris Corp.	5,902	369,937
Henry (Jack) & Associates	3,391	82,537
Imation Corp.	1,404	29,484
Ingram Micro, Inc.*	6,314	113,905
Integrated Device Tech., Inc.*	8,185	92,572
International Rectifier*	3,122	106,054
Intersil Corp. Cl A	5,636	137,969
Kemet Corp.*	3,615	23,967
Lam Research Corp.*	5,815	251,382
MPS Group, Inc.*	4,334	47,414
Macrovision Corp.*	2,283	41,847
McAfee, Inc.*	6,852	256,950
Medics Pharmaceutical Corp.	2,422	62,899
Mentor Graphics Corp.*	3,863	41,643
NCR Corp.*	7,792	195,579
National Instruments Corp.	2,467	82,225
Neustar, Inc. Cl A*	3,311	94,959
Palm, Inc.	4,514	28,619
Parametric Technology Corp.*	4,991	89,089
Plantronics, Inc.	2,092	54,392
Polycom, Inc.*	3,908	108,564
RF Micro Devices*	12,480	71,261
SRA International, Inc. Cl A*	1,834	54,011
Semtech Corp.*	2,765	42,913
Silicon Laboratories, Inc.*	2,372	88,784
Sybase, Inc.*	3,860	100,707
Synopsys, Inc.*	6,239	161,777
Tech Data Corp.*	2,388	90,075
Triquint Semiconductor, Inc.*	6,088	40,363
ValueClick , Inc.*	4,226	92,549
Vishay Intertechnology, Inc.*	7,960	90,824
Wabtech	2,095	72,152

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Western Digital Corp.*	9,475	286,240
Wind River Systems*	3,307	29,532
Zebra Technologies Cl A*	2,928	101,602
		7,412,491
TELECOMMUNICATIONS (0.7%)
Cincinnati Bell, Inc.*	10,682	50,740
Telephone & Data Systems, Inc.	4,576	286,869
		337,609
UTILITIES (8.4%)
AGL Resources, Inc.	3,297	124,099
Alliant Energy Corp.	4,749	193,237
Aqua America, Inc.	5,736	121,603
Aquila, Inc.*	16,183	60,363
Black Hills Corp.	1,622	71,530
DPL, Inc.	4,888	144,929
Energen Corp.	3,090	198,471
Energy East Corporation	6,814	185,409
Equitable Resources, Inc.	5,238	279,081
Great Plains Energy Inc.	3,710	108,777
Hawaiian Electric Inds.	3,575	81,403
IdaCorp, Inc.	1,937	68,221
MDU Resources Group	7,852	216,794
NSTAR	4,598	166,540
National Fuel Gas Co.	3,594	167,768
Northeast Utilities	6,673	208,932
OGE Energy Corp.	3,952	143,418
Oneok, Inc.	4,462	199,764
PNM Resources, Inc.	3,305	70,892
Puget Energy, Inc.	5,045	138,384
Scana Corp.	5,022	211,677
Sierra Pacific Resources	10,061	170,836
Southwestern Energy Co.*	7,337	408,816
Vectren Corporation	3,294	95,559
WGL Holdings, Inc.	2,129	69,746
Westar Energy, Inc.	3,976	103,137
Wisconsin Energy Corp.	5,034	245,206
		4,254,592
TOTAL COMMON STOCKS (Cost: $42,855,639) 96.6%		48,775,419

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (a)	2.8	2/28/2008	300,000	298,643
U.S. Treasury Bill (a)	2.91	3/13/2008	100,000	99,379
				398,022
U.S GOVERNMENT AGENCIES (2.7%)
Federal Home Loan Bank	3.15	1/2/2008	1,400,000	1,399,877

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,797,938) 3.5%				1,797,899

TEMPORARY CASH INVESTMENTS** (Cost: $53,500) 0.1%				53,500

TOTAL INVESTMENTS (Cost: $44,707,077) 100.2%				50,626,818

OTHER NET ASSETS - 0.2%				(124,165)

NET ASSETS 100.0%				$50,502,653

* Non-income producing security.

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)

Purchased

4 S&P 500 Stock Index Futures Contracts	March 2008	$1,729,600	$6,000

Face value of futures purchased and outstanding as percentage of total investments in securities: 3.4%

**

The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Aggressive Equity Fund

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.4%)
Schnitzer Steel Inds Inc -A	200	13,826
Darling International Inc*	1,665	19,247
Louisiana-Pacific Corp.	1,200	16,416
		49,489
CONSUMER, CYCLICAL (14.7%)
AAR Corp*	674	25,632
Animal Health Intl.*	675	8,303
ArvinMeritor, Inc.	1,336	15,671
Audiovox Corp. Cl A*	1,614	20,014
Belo Corporation	895	15,609
CSK Auto Corp*	516	2,585
California Pizza Kitchen Inc*	1,029	16,022
Casey’s General Stores, Inc.	716	21,201
Charming Shoppes, Inc.*	709	3,836
Collective Brands Inc*	2,035	35,389
Crown Holdings, Inc.*	1,785	45,785
Crown Media Holdings Cl A*	754	4,901
Gymboree Corp.*	147	4,478
Harris Interactive*	1,472	6,271
Hartmarx Corp.*	875	2,984
L-1 Identity Solutions Inc.*	898	16,119
Landry’s Restaurant, Inc.	689	13,573
Measurement Seciallties, Inc.*	307	6,785
Modine Manufacturing Co.	949	15,668
Nexstar Broadcasting Group -A*	211	1,929
New Oriental Education*	65	5,238
Old Dominion Freight Line*	467	10,792
Omrix Biopharmaceuticals Inc.*	141	4,898
P.F. Changs China Bistro, Inc.	229	5,230
Pharmion Corp.*	294	18,481
Premiere Global Service Inc.*	529	7,856
Pep Boys-Manny, Moe & Jack	943	10,826
Pinnacle Entertainment, Inc.*	580	13,665
RC2 Corp.*	213	5,979
Rent-A-Center, Inc.*	356	5,169
Sonic Corp.*	870	19,053
Strayer Education Inc.	41	6,994
Sunopta*	1,561	20,839

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
THQ, Inc.*	909	25,625
Tupperware Corp.	1,412	46,638
Tween Brands, Inc.*	424	11,228
Wolverine World Wide, Inc.	1,108	27,168
		528,434
CONSUMER, NON-CYCLICAL (8.4%)
Anderson Inc.	165	7,392
Alkermes, Inc.*	565	8,808
Argo Group International*	274	11,544
Chattem, Inc.*	141	10,651
Chiquita Brands Intl., Inc.*	626	11,512
Conmed Corp.*	200	4,622
Dynamex, Inc.*	285	7,712
EV3 Inc*	762	9,685
FTI Consulting Inc*	323	19,910
Flowers Foods, Inc.	556	13,016
Great Atlantic & Pac. Tea, Inc	610	19,111
Hologic, Inc.*	411	28,211
Icon Spon ADR*	335	20,723
Longs Drug Stores Corp.	735	34,545
Mueller Industries, Inc.	873	25,308
Owens & Minor, Inc	259	10,989
Pediatrix Medical Group, Inc.*	146	9,950
Phase Forward, Inc.*	477	10,375
Vector Group, Ltd.	1,240	24,874
Watson Wyatt Worldwide Inc	320	14,851
		303,789
ENERGY (7.0%)
Aegean Marine Pretroleum	480	18,427
CNX Gas Corp.*	724	23,132
Ellora Energy Inc* (a)	5,400	64,800
Genco Shipping & Trading Ltd	296	16,209
Northwest Natural Gas	231	11,240
Range Resources Corp.	699	35,901
Superior Well Services Inc*	278	5,899
T-3 Energy Services Inc.*	954	44,848
Unisource Energy Corp.	538	16,974

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
W&T Offshore Inc	475	14,231
		251,661
FINANCIAL (17.1%)
Acadia Realty Trust	396	10,142
AmericanWest Bancorp	314	5,536
Ashford Hospitality Trust	1,757	12,633
Assured Guaranty Co.	138	3,663
Asta Funding Inc.	259	6,848
Bank Mutual Corp.	1,404	14,840
Banner Corporation	94	2,701
Biomed Realty Trust Inc	340	7,878
Brookline Bankcorp	1,608	16,337
Capital Lease Funding, Inc.	347	2,922
Columbia Banking System	171	5,084
Ellington Finance LLC-144A* (a)	4,900	98,000
FBR Capital Markets Corp.*	1,593	15,261
First Bancorp PR	269	9,178
First Niagara Financial Grp.	1,215	14,629
First State Bank Corporation	358	4,976
FirstFed Financial Corp.*	205	7,343
Glacier Bancorp, Inc.	1,074	20,127
Highwoods Properties, Inc.	442	12,986
Ishares	239	18,145
Ishares	239	16,845
Iberia Bank Corp.	245	11,454
KNBT Bancorp, Inc.	882	13,600
LandAmerica Financial Group	393	13,146
Lazard, Ltd. Cl A	458	18,631
Medical Properties Trust Inc	767	7,816
Meruelo Maddux Prop., Inc.*	1,002	4,008
Mid-America Apt. Communities	224	9,576
National Financial Partners	557	25,405
NewAlliance Bankshare	1,897	21,853
PHH Corp.*	273	4,816
Pennsylvania REIT	273	8,103
Phoenix Companies, Inc.	594	7,051
Provident Financial Services	757	10,916
Redwood Trust Inc.	291	9,964

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Stifel Financial Corp.*	115	6,046
Salary.com., Inc.*	839	10,781
Santander Bancorp	28	242
Seabright Insurance Hldgs*	172	2,594
Sterling Financial Corp.	221	3,711
Sws Group, Inc.	708	8,970
TNS Inc.	452	8,023
Taylor Capital Gowth, Inc.	204	4,162
Tower Group, Inc.	361	12,057
Vintage Wine Trust, Inc. (a)	10,760	72,630
Westamerica Bancorp	358	15,949
		617,578
HEALTHCARE (6.7%)
ALNYLAM Pharmaceuticals, Inc.*	352	10,236
Alexion Pharmaceuticals Inc*	130	9,754
Allscripts Healthcare Solution	648	12,584
American Medical Sys. Hldgs.*	1,395	20,172
Arthrocare Corp.*	202	9,706
Biomarin Pharmaceutical Inc.*	179	6,337
CV Therapeutics, Inc.*	508	4,597
Conceptus, Inc.*	353	6,792
Discovery Laboratories Inc*	221	475
Enzon, Inc.*	2,303	21,948
Human Genome Sciences, Inc.*	815	8,509
Inverness Medical Innovations*	686	38,539
Keryx Biopharmaceuticals, Inc.	481	4,040
Myriad Genetics Inc.*	200	9,284
OSI Pharmaceuticals, Inc.*	184	8,926
Onyx Pharmaceuticals Inc*	184	10,234
Psychiatric Solutions*	297	9,653
Rigel Pharmaceuticals, Inc.*	191	4,849
Sciele Pharma, Inc.*	384	7,853
Seattle Genetics, Inc.*	871	9,929
Varian, Inc.*	409	26,708
		241,125
INDUSTRIAL (23.6%)
Actuant Corp. Cl A	443	15,066
Alaska Air Group, Inc.*	664	16,607

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Allis-Chalmers Corp*	2,859	42,170
American Italian Pasta Co.*	1,609	11,263
Astec Industries Inc.*	218	8,107
BARNES GROUP INC	394	13,156
Baldor Electric Company	965	32,482
Benchmark Electronics*	283	5,018
Bucyrus International , Inc.	147	14,610
Cepheid Inc.*	254	6,693
CF Industries Holdings	156	17,169
Consolidated Communcations	685	13,632
Curtis Wright Corp. Cl B	296	14,859
Cymer, Inc.*	308	11,990
DIODES, Inc.*	476	14,313
DXP Enterprises Inc.*	167	7,796
DeVry, Inc.	483	25,097
Digital River, Inc.*	157	5,192
FLIR Systems Inc.*	296	9,265
Felcor Lodging Trust, Inc.	437	6,813
Flotek Industries, Inc.*	1,323	47,681
Genesee & Wyoming, Inc. Cl A*	1,031	24,919
Granite Construction	322	11,650
Horse Head Holding Corp.*	732	12,422
HUB Group, Inc. Cl A*	492	13,077
Harmonic, Inc.*	1,743	18,267
Healthcare Services Group	553	11,713
ICO, Inc.*	1,361	17,475
Integra Lifesciences Corp.*	337	14,130
Interline Brands, Inc.*	425	9,312
JetBlue Airways Corp*	1,228	7,245
Ladish Co Inc*	696	30,060
Landauer, Inc.	227	11,770
Littelfuse, Inc.*	623	20,534
Live Nation Inc*	396	5,750
MKS Instruments, Inc.*	1,179	22,566
Magellan Health Services, Inc.	578	26,952
Perini Corp.*	530	21,953
RBC Bearings Inc*	350	15,211
RTI International Metals Inc*	267	18,404

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Sauer-Danfoss Inc.	1,099	27,530
Shutterfly Inc.*	259	6,636
Siligan Holdings, Inc.	487	25,295
Sotheby’s (Delaware)	135	5,144
Taseko Mines Inc.*	6,706	33,932
Terra Industries, Inc.*	177	8,454
Texas Industries, Inc.	204	14,300
Trico Marine Services, Inc.*	416	15,400
USEC Inc.*	1,623	14,607
Vistaprint LTD*	173	7,413
WMS Industries Inc*	508	18,613
Wright Express Corp*	515	18,277
Zumiez, Inc.*	160	3,898
		851,888
TECHNOLOGY (13.5%)
Anixter International, Inc.*	278	17,311
Ansys, Inc.*	394	16,335
Arris Group, Inc.*	1,277	12,744
Aspen Technology, Inc.*	987	16,009
CDC CORP-CL A*	1,223	5,956
Cirrus Logic, Inc.*	1,447	7,640
CommScope, Inc.*	290	14,271
Dot Hill Systems*	277	673
Electronics For Imaging, Inc.*	468	10,521
Equinix Inc*	116	11,724
Exelixis, Inc*	448	3,866
Illumina Inc*	317	18,785
Informatica Corp.*	1,785	32,166
Lin TV Corp.*	632	7,691
Marlin Business Services*	776	9,359
Medics Pharmaceutical Corp.	519	13,478
Micrel, Inc.	1,032	8,720
Microsemi Corp.*	1,073	23,756
Netlogic Microsystems, Inc.*	387	12,461
Nuance Communications Inc.*	189	3,531
Parametric Technology Corp.*	365	6,515
Perot Systems Corp. Cl A*	526	7,101
Rightnow Tecnologies*	849	13,457

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Sirf Technology Holdings*	340	8,544
SPSS, Inc.*	262	9,408
Semtech Corp.*	664	10,305
Sybase, Inc.*	260	6,783
Synaptics, Inc.*	81	3,334
Syniverse Holdings, Inc.*	1,070	16,671
Tech Data Corp.*	494	18,634
Technitrol, Inc.	689	19,692
Tibco Software, Inc.*	1,384	11,169
Trident Microsystems*	643	4,218
ValueClick , Inc.*	816	17,870
Viasat, Inc.*	1,015	34,946
Wabtech	578	19,906
Websense, Inc.*	1,449	24,604
Website Pros, Inc.*	237	2,752
Wind River Systems*	459	4,099
		487,005
TELECOMMUNICATIONS (1.2%)
Cincinnati Bell, Inc.*	1,600	7,600
Golden Telecom Inc*	54	5,451
Gray Television Inc.	2,254	18,077
Iowa Telecomunications Service	746	12,130
		43,258
UTILITIES (2.2%)
Avista Corp.	502	10,813
Black Hills Corp.	277	12,216
PNM Resources, Inc.	612	13,125
Paetec Holding*	810	7,898
Sierra Pacific Resources	918	15,588
Westar Energy, Inc.	689	17,873
		77,513
TOTAL COMMON STOCKS (Cost: $3,502,725) 95.8%		3,451,740

* Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (1.6%)
GSC Capital Corp. (a)	7.25	7/15/2010	90,000	59,400
TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000) 1.6%				59,400

TEMPORARY CASH INVESTMENTS (Cost: $72,800) 2.0%				72,800

TOTAL INVESTMENTS (Cost: $3,665,525) 99.4%				3,583,940

OTHER NET ASSETS 0.6%				21,050

NET ASSETS 100.0%				$3,604,990

(a) Rule 144A restricted security

**

The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Small Cap Value

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.8%)
Schnitzer Steel Inds Inc -A	388	26,822
Louisiana-Pacific Corp.	3,397	46,471
		73,293
CONSUMER, CYCLICAL (17.0%)
Audiovox Corp. Cl A*	4,391	54,448
Belo Corporation	2,609	45,501
CSK Auto Corp*	1,793	8,983
Casey's General Stores, Inc.	1,750	51,818
Charming Shoppes, Inc.*	846	4,577
Collective Brands Inc*	2,613	45,440
Crown Holdings, Inc.*	4,911	125,967
Hartmarx Corp.*	2,251	7,676
Landry’s Restaurant, Inc.	1,669	32,879
Modine Manufacturing Co.	1,668	27,539
Nexstar Broadcasting Group-A*	1,071	9,789
Old Dominion Freight Line*	1,253	28,957
Pharmion Corp.*	610	38,345
Pep Boys-Manny, Moe & Jack	3,490	40,065
Rent-A-Center, Inc.*	1,059	15,377
THQ, Inc.*	927	26,132
Tupperware Corp.	2,591	85,581
Wolverine World Wide, Inc.	1,545	37,883
		686,957
CONSUMER, NON-CYCLICAL (5.9%)
Conmed Corp.*	517	11,948
Flowers Foods, Inc.	1,328	31,088
Great Atlantic & Pac. Tea, Inc	878	27,508
Longs Drug Stores Corp.	724	34,028
Mueller Industries, Inc.	2,209	64,039
Vector Group, Ltd.	3,453	69,267
		237,878
ENERGY (6.7%)
CNX Gas Corp.*	1,596	50,992
Northwest Natural Gas	577	28,077
Range Resources Corp.	1,156	59,372
Superior Well Services Inc*	885	18,780
T-3 Energy Services Inc.*	687	32,296
Unisource Energy Corp.	1,460	46,063

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
W&T Offshore Inc	1,184	35,473
		271,053
FINANCIAL (18.7%)
AmericanWest Bancorp	982	17,313
Ashford Hospitality Trust	4,817	34,634
Assured Guaranty Co.	263	6,980
Asta Funding Inc.	589	15,573
Bank Mutual Corp.	4,026	42,555
Banner Corporation	174	4,999
Brookline Bankcorp	4,647	47,214
Capital Lease Funding, Inc.	713	6,003
Columbia Banking System	334	9,930
Ellington Finance LLC-144A* (a)	1,700	34,000
FBR Capital Markets Corp.*	2,780	26,632
First Niagara Financial Grp.	3,375	40,635
First State Bank Corporation	890	12,371
FirstFed Financial Corp.*	577	20,668
Glacier Bancorp, Inc.	1,574	29,497
Highwoods Properties, Inc.	1,102	32,377
Iberia Bank Corp.	572	26,741
KNBT Bancorp, Inc.	2,148	33,122
LandAmerica Financial Group	1,047	35,022
Medical Properties Trust Inc	2,005	20,431
Meruelo Maddux Prop., Inc.*	2,300	9,200
Mid-America Apt. Communities	526	22,487
National Financial Partners	765	34,892
NewAlliance Bankshare	3,893	44,847
PHH Corp.*	543	9,579
Pennsylvania REIT	690	20,479
Phoenix Companies, Inc.	1,683	19,977
Provident Financial Services	1,813	26,143
Redwood Trust Inc.	636	21,777
Seabright Insurance Hldgs*	910	13,723
Sws Group, Inc.	1,730	21,919
Taylor Capital Gowth, Inc.	744	15,178
		756,898
HEALTHCARE (2.3%)
American Medical Sys. Hldgs.*	1,110	16,051

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Enzon, Inc.*	6,122	58,343
Inverness Medical Innovations*	310	17,416
		91,810
INDUSTRIAL (20.4%)
Alaska Air Group, Inc.*	1,715	42,892
Allis-Chalmers Corp*	2,835	41,816
American Italian Pasta Co.*	4,302	30,114
Baldor Electric Company	1,197	40,291
Benchmark Electronics*	697	12,358
CF Industries Holdings	302	33,238
Cornell Corrections, Inc.*	380	8,862
Felcor Lodging Trust, Inc.	1,111	17,320
Flotek Industries, Inc.*	1,670	60,187
Genesee & Wyoming, Inc. Cl A*	1,131	27,336
Granite Construction	985	35,637
Horsehead Holding Corp.*	1,997	33,889
Healthcare Services Group	1,600	33,877
Ladish Co Inc*	748	32,306
Littelfuse, Inc.*	915	30,158
MKS Instruments, Inc.*	1,761	33,706
Perini Corp.*	917	37,982
Sauer Danfoss Inc.	2,024	50,701
Siligan Holdings, Inc.	1,234	64,094
Taseko Mines Ltd.*	10,203	51,627
Texas Industries, Inc.	389	27,269
Trico Marine Services, Inc.*	1,091	40,389
USEC Inc.*	4,298	38,682
		824,731
TECHNOLOGY (11.8%)
Anixter International, Inc.*	622	38,732
Cirrus Logic, Inc.*	3,750	19,800
CommScope, Inc.*	657	32,331
Electronics For Imaging, Inc.*	1,190	26,751
Informatica Corp.*	2,426	43,717
Lin TV Corp.*	1,622	19,740
Marlin Business Services*	2,155	25,989
Microsemi Corp.*	1,004	22,229
Parametric Technology Corp.*	1,504	26,846

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Perot Systems Corp. Cl A*	1,520	20,520
Sybase, Inc.*	776	20,246
Syniverse Holdings, Inc.*	1,046	16,297
Tech Data Corp.*	1,447	54,581
Technitrol, Inc.	1,760	50,301
Tibco Software, Inc.*	3,570	28,810
Trident Microsystems*	1,630	10,693
Websense, Inc.*	1,242	21,089
		478,672
TELECOMMUNICATIONS (1.8%)
Cincinnati Bell, Inc.*	4,506	21,404
Gray Television Inc.	2,115	16,962
Iowa Telecomunications Service	2,194	35,674
		74,040
UTILITIES (4.7%)
Avista Corp.	1,490	32,095
Black Hills Corp.	679	29,944
PNM Resources, Inc.	1,615	34,642
Sierra Pacific Resources	2,512	42,651
Westar Energy, Inc.	1,892	49,078
		188,410
TOTAL COMMON STOCKS (Cost: $4,078,016) 91.1%		3,683,742

TEMPORARY CASH INVESTMENTS** (Cost: $350,000) 8.6%		350,000

TOTAL INVESTMENTS (Cost: $4,428,016) 99.7%		4,033,742

OTHER NET ASSETS 0.3%		11,919

NET ASSETS 100.0%		$4,045,661

* Non-income producing security.

**

The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

(a) Rule 144A restricted security

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.3%)
Darling International Inc*	2,981	34,460
Energysolutions Inc.*	500	13,495
		47,955
CONSUMER, CYCLICAL (13.3%)
AAR Corp*	1,222	46,473
Animal Health Intl*	1,001	12,312
ArvinMeritor, Inc.	2,399	28,140
California Pizza Kitchen Inc*	1,868	29,085
Collective Brands Inc*	1,770	30,780
Crown Media Holdings Cl A*	1,355	8,808
Gymboree Corp.*	257	7,828
Harris Interactive*	2,657	11,319
L-1 Identity Solutions Inc.*	1,632	29,294
Measurement Seciallties, Inc.*	552	12,199
Modine Manufacturing Co.	645	10,649
New Oriental Education*	108	8,704
Omrix Biopharmaceuticals Inc.*	243	8,442
P.F. Changs China Bistro, Inc. *	735	16,787
Pharmion Corp.*	135	8,486
Premiere Global Services Inc.*	947	14,063
Pinnacle Entertainment, Inc.*	1,032	24,314
RC2 Corp.*	379	10,639
Sonic Corp.*	1,552	33,989
Strayer Education Inc.	91	15,523
Sunopta*	2,816	37,594
THQ, Inc.*	1,028	28,979
Tupperware Corp.	705	23,286
Tween Brands, Inc.*	759	20,098
Wolverine World Wide, Inc.	1,030	25,256
		503,047
CONSUMER, NON-CYCLICAL (10.6%)
Adersons Inc.	289	12,947
Alkermes, Inc.*	1,019	15,886
Argo Group International*	494	20,812
Chattem, Inc.*	238	17,979
Chiquita Brands Intl., Inc.*	1,137	20,909
Dynamex, Inc.*	516	13,963
EV3 Inc*	1,361	17,298

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
FTI Consulting Inc*	576	35,505
Great Atlantic & Pac. Tea, Inc	519	16,260
Hologic, Inc.*	733	50,313
Icon Spon ADR*	615	38,044
Longs Drug Stores Corp.	798	37,506
Owens & Minor, Inc	482	20,451
Pediatrix Medical Group, Inc.*	270	18,401
Phase Forward, Inc.*	857	18,640
Realty Income Corporation	704	19,022
Watson Wyatt Worldwide Inc	579	26,871
		400,807
ENERGY (6.4%)
Aegean Marine Pretroleum	861	33,054
Alpha Natural Resources Inc*	800	25,984
Atwood Oceanics Inc*	250	25,060
Concho Resources Inc.*	500	10,305
Genco Shipping & Trading Ltd	531	29,078
Hercules Offshore Inc*	750	17,835
Penn Virginia Corp	325	14,180
Range Resources Corp.	332	17,052
T-3 Energy Services Inc.*	1,437	67,553
		240,101
FINANCIAL (6.8%)
Acadia Realty Trust	713	18,260
Biomed Realty Trust Inc	587	13,601
First Bancorp PR	482	16,446
Glacier Bancorp, Inc.	974	18,253
Ishares	206	17,197
Lazard, Ltd. Cl A	826	33,602
National Financial Partners	616	28,096
NewAlliance Bankshare	1,030	11,866
Stifel Financial corp.*	309	16,244
Salary.com., Inc.*	1,495	19,211
TNS Inc.	800	14,200
Tower Group, Inc.	651	21,743
Westamerica Bancorp	640	28,512
		257,231

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (9.8%)
ALNYLAM Pharmaceuticals, Inc.*	626	18,204
Alexion Pharmaceuticals Inc*	243	18,232
Allscripts Healthcare Solution	1,221	23,712
American Medical Sys. Hldgs.*	1,748	25,276
Arthrocare Corp.*	371	17,827
Biomarin Pharmaceutical Inc.*	525	18,585
CV Therapeutics, Inc.*	921	8,335
Conceptus, Inc.*	644	12,391
Human Genome Sciences, Inc.*	1,454	15,180
Inverness Medical Innovations*	876	49,214
Keryx Biopharmaceuticals, Inc.	866	7,274
Myriad Genetics Inc.*	358	16,618
OSI Pharmaceuticals, Inc.*	325	15,766
Onyx Pharmaceuticals Inc*	317	17,632
Psychiatric Solutions*	565	18,363
Rigel Pharmaceuticals, Inc.*	365	9,267
Sciele Pharma, Inc.*	702	14,356
Seattle Genetics, Inc.*	1,554	17,716
Varian, Inc.*	733	47,865
		371,813
INDUSTRIAL (27.2%)
Actuant Corp. Cl A	795	27,038
Allis-Chalmers Corp*	3,373	49,752
Astec Industries Inc.*	381	14,169
Barnes Groups Inc.	725	24,208
Baldor Electric Company	695	23,394
Bucyrus International , Inc.	257	25,543
Cepheid Inc.*	460	12,121
Consolidated Communcations	1,238	24,636
Curtis Wright Corp. Cl B	518	26,004
Cymer, Inc.*	550	21,412
Diodes, Inc.*	861	25,890
DXP Enterprises Inc.*	274	12,790
Devry, Inc.	871	45,257
Digital River, Inc.*	270	8,929
Dril-Quip,Inc.*	300	16,698
FLIR Systems Inc.*	1,047	32,771
Flotek Industries, Inc.*	1,193	42,996

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Genesee & Wyoming, Inc. Cl A*	1,113	26,901
HUB Group, Inc. Cl A*	890	23,656
Harmonic, Inc.*	3,133	32,834
Healthways Inc.*	239	13,967
ICO, Inc.*	2,439	31,317
Integra Lifesciences Corp.*	609	25,535
Interline Brands, Inc.*	759	16,630
JetBlue Airways Corp*	2,224	13,122
Ladish Co Inc*	833	35,977
Landauer, Inc.	415	21,518
Littelfuse, Inc.*	587	19,348
MKS Instruments, Inc.*	796	15,235
Magellan Health Services, Inc.	1,032	48,122
Perini Corp.*	433	17,935
RBC Bearings Inc*	613	26,641
RTI International Metals Inc*	480	33,086
Sauer-Danfoss Inc.	602	15,080
Shutterfly Inc.*	460	11,785
Sotheby’s (Delaware)	234	8,915
Taseko Mines Ltd.*	4,800	24,288
Terra Industries, Inc.*	471	22,495
Vistaprint LTD*	298	12,769
WMS Industries Inc*	925	33,892
Willbros Group, Inc.*	625	23,931
Wright Express Corp*	928	32,935
Zumiez, Inc.*	254	6,187
		1,027,709
TECHNOLOGY (14.8%)
Ansys, Inc.*	699	28,981
Arris Group, Inc.*	2,288	22,834
Aspen Technology, Inc.*	1,779	28,855
Equinix Inc*	212	21,427
Exelixis, Inc*	986	8,509
Illumina Inc.*	573	33,956
Informatica Corp.*	1,589	28,634
Medics Pharmaceutical Corp.	934	24,256
Micrel, Inc.	1,870	15,802
Microsemi Corp.*	1,246	27,586

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Netlogic Microsystems, Inc.*	678	21,832
Nuance Communications Inc.*	902	16,849
Priceline.Com Inc.*	75	8,615
Rightnow Tecnologies*	1,591	25,217
Sirf Technology Holdings*	637	16,008
SPSS, Inc.*	466	16,734
Semtech Corp.*	1,202	18,653
Synaptics, Inc.*	214	8,808
Syniverse Holdings, Inc.*	1,316	20,503
ValueClick , Inc.*	1,456	31,886
Viasat, Inc.*	1,815	62,490
Wabtech	1,047	36,059
Websense, Inc.*	1,627	27,626
Wind River Systems*	812	7,251
		559,371
TELECOMMUNICATIONS (0.9%)
Golden Telecom Inc*	104	10,499
Gray Television Inc.	2,896	23,226
		33,725
UTILITIES (0.4%)
Paetec Holding*	1,456	14,196

TOTAL COMMON STOCKS (Cost: $3,498,228) 91.5%		3,455,955

TEMPORARY CASH INVESTMENTS** (Cost: $300,000) 8.0%		300,000

TOTAL INVESTMENTS (Cost: $3,798,228) 99.5%		3,755,955

OTHER NET ASSETS 0.5%		18,915

NET ASSETS 100.0%		$3,774,870

*	Non-income producing security.

**

The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2007 was 3.9%.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Bond Fund

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.5%)
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,706,500
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,597,494
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	965,525
					4,269,519
U.S. GOVERNEMENT AGENCIES (48.6%)
MORTGAGE-BACKED OBLIGATIONS (40.1%)
FHARM	AAA	5.29	02/01/36	400,196	400,324
FHARM	AAA	5.48	05/01/37	576,598	577,896
FHARM	AAA	5.26	04/01/37	300,642	303,125
FHLMC	AAA	5.79	03/01/37	341,378	342,609
FHLMC	AAA	5.43	04/01/37	296,128	299,463
FHLMC	AAA	6.00	07/15/29	289,090	295,916
FNMA	AAA	5.50	03/01/21	260,372	263,764
FNMA	AAA	5.50	10/01/18	190,782	193,417
FNMA	AAA	5.50	06/01/37	486,600	486,051
FNMA	AAA	6.00	05/01/37	327,050	329,391
FNMA	AAA	5.50	09/01/34	830,992	831,037
FNMA	AAA	5.00	06/01/33	747,361	730,324
FNMA	AAA	5.00	11/01/33	558,766	546,028
FNMA	AAA	6.00	10/01/34	401,867	408,641
FNMA	AAA	5.00	09/01/35	417,179	407,280
FNMA	AAA	6.00	01/01/25	397,784	405,590
FNMA	AAA	5.50	10/01/33	390,849	391,139
FNMA	AAA	5.00	10/01/20	376,097	376,466
FNMA	AAA	6.00	12/01/36	364,621	370,343
FNMA	AAA	5.50	08/01/35	345,439	345,228
FNMA	AAA	6.50	09/01/36	338,258	345,069
FNMA	AAA	5.50	11/01/35	342,678	342,469
FNMA	AAA	6.00	09/01/34	336,133	341,799
FNMA	AAA	5.00	04/01/35	338,034	330,013
FNMA	AAA	6.00	05/01/33	313,815	319,304
FNMA	AAA	5.00	04/01/18	312,676	313,458
FNMA	AAA	5.50	08/01/25	311,285	312,778
FNMA	AAA	6.00	01/01/37	307,128	311,948
FNMA	AAA	4.00	05/01/19	309,710	297,070
FNMA	AAA	5.50	04/01/35	296,274	296,093
FNMA	AAA	5.50	07/01/34	294,080	294,096

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNEMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	6.00	11/01/34	287,898	292,752
FNMA	AAA	5.50	07/01/33	284,628	284,839
FNMA	AAA	4.50	06/01/19	283,868	279,193
FNMA	AAA	4.50	06/01/34	279,761	264,903
FNMA	AAA	6.00	04/01/23	246,179	251,177
FNMA	AAA	4.50	05/01/19	249,131	245,028
FNMA	AAA	5.00	06/01/35	230,922	225,443
FNMA	AAA	5.50	09/01/34	220,163	220,175
FNMA	AAA	5.50	02/01/35	214,137	214,149
FNMA	AAA	6.50	07/01/34	189,337	195,148
FNMA	AAA	4.50	05/01/18	198,248	195,061
FNMA	AAA	5.50	02/01/35	188,993	188,877
FNMA	AAA	6.00	02/25/47	178,035	185,228
FNMA	AAA	5.00	04/01/34	184,139	179,870
FNMA	AAA	5.50	09/01/33	161,483	161,603
FNMA	AAA	5.50	03/01/34	158,808	158,926
FNMA	AAA	5.00	03/01/34	161,760	158,072
FNMA	AAA	5.00	09/01/18	147,818	148,188
FNMA	AAA	5.50	10/01/34	147,546	147,554
FNMA	AAA	4.50	05/01/34	143,960	136,314
FNMA	AAA	6.50	09/01/34	127,658	131,575
FNMA	AAA	5.50	09/01/19	112,780	114,359
FNMA	AAA	5.00	04/01/34	115,806	113,121
FNMA	AAA	5.50	03/01/34	94,513	94,583
FNMA	AAA	4.50	02/01/19	90,401	88,913
FNMA	AAA	6.50	06/01/17	66,369	68,657
FNMA	AAA	6.50	07/01/32	64,919	67,113
FNMA	AAA	6.50	05/01/32	54,803	56,655
FNMA	AAA	6.50	05/01/32	53,043	54,837
FNMA	AAA	6.00	05/01/32	52,076	53,054
FNMA	AAA	6.00	04/01/32	46,171	47,038
FNMA	AAA	7.00	04/01/32	41,191	43,366
FNMA	AAA	5.50	06/01/17	42,071	42,707
FNMA	AAA	6.50	04/01/32	37,698	38,972
FNMA	AAA	7.50	02/01/32	25,927	27,651
FNMA	AAA	6.00	03/01/32	26,780	27,315
FNMA	AAA	6.00	04/01/32	24,609	25,072

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNEMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	6.50	03/01/17	22,117	22,880
FNMA	AAA	5.50	05/01/17	19,276	19,568
FNMA	AAA	5.50	04/01/17	17,311	17,573
FNMA	AAA	5.50	05/01/17	16,993	17,250
FNMA	AAA	7.00	11/01/31	16,141	17,011
FNMA	AAA	7.00	09/01/31	14,500	15,281
FNMA	AAA	7.50	06/01/32	11,978	12,751
FNMA	AAA	8.00	04/01/32	11,713	12,504
FNMA	AAA	7.50	04/01/32	10,930	11,635
FNMA	AAA	6.50	05/01/17	10,353	10,710
FNMA	AAA	6.50	09/01/16	8,502	8,803
FNMA	AAA	8.00	03/01/31	8,142	8,693
FNMA	AAA	7.50	06/01/31	7,753	8,276
FNMA	AAA	7.00	06/01/32	3,474	3,658
FNMA	AAA	8.00	04/01/32	2,978	3,179
FNMA	AAA	6.50	09/01/37	523,736	538,367
FNMA	AAA	6.00	08/01/37	248,621	252,489
GNMA (1)	AAA	6.27	10/16/27	2,000,000	2,079,950
GNMA (1)	AAA	6.50	10/15/31	23,660	24,531
GNMA (1)	AAA	7.00	05/15/31	15,573	16,508
GNMA (1)	AAA	6.50	05/15/32	8,302	8,608
GNMA (1)	AAA	6.50	12/15/31	7,996	8,290
GNMA (1)	AAA	7.00	09/15/31	6,638	7,037
GNMA (1)	AAA	6.50	04/15/31	4,800	4,977
GNMA (1)	AAA	7.00	05/15/32	4,393	4,657
GNMA (1)	AAA	7.00	09/15/31	745	790
					20,171,593
NON-MORTGAGE-BACKED OBLIGATION (8.5%)
FHLMC	AAA	5.20	03/05/19	3,000,000	3,002,781
FHLMC	AAA	4.38	07/17/15	1,250,000	1,260,361
					4,263,142
BASIC MATERIALS (2.5%)
International Paper Co.	BBB	4.25	01/15/09	250,000	247,469
Lubrizol Corp.	BBB-	5.50	10/01/14	250,000	248,205
PolyOne Corp.	B+	7.50	12/15/15	250,000	224,063
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	266,955
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	262,076
					1,248,768

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (9.6%)
Belo Corporation	BB+	8.00	11/01/08	250,000	252,237
Black & Decker Corp.	BBB	4.75	11/01/14	250,000	236,812
Coors Brewing Co	BBB	6.38	05/15/12	20,000	21,306
Cox Comm, Inc. Cl A	BBB-	3.88	10/01/08	250,000	247,181
Daimlerchrysler	BBB+	4.05	06/04/08	100,000	99,615
Dow Jones & Co.	BBB+	3.88	02/15/08	100,000	99,890
Ethan Allen Interiors	BBB+	5.38	10/01/15	250,000	243,382
Fortune Brands, Inc.	BBB	4.88	12/01/13	200,000	196,303
Fruit of the Loom (2)	NR	7.38	11/15/23	69,034	7
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	236,862
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	243,965
Kellwood, Co.	BB-	7.88	07/15/09	250,000	252,370
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	536,474
Leggett & Platt	A	4.70	04/01/13	250,000	250,471
May Dept Stores Co.	BBB	4.80	07/15/09	250,000	248,582
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	499,934
Pulte Homes, Inc.	BB+	4.88	07/15/09	250,000	231,534
RadioShack Corp.	BB	7.38	05/15/11	250,000	262,451
Scholastic Corp.	BB	5.00	04/15/13	250,000	214,748
Wendy’s International, Inc.	BB-	6.25	11/15/11	200,000	199,000
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	257,678
					4,830,802
CONSUMER, NON-CYCLICAL (4.1%)
CVS Corp.	BBB+	6.13	08/15/16	250,000	256,621
FOSTERS FIN CORP	BBB	6.88	06/15/11	500,000	534,694
Hershey Food Corp.	A	4.85	08/15/15	250,000	241,905
Kraft Foods Inc.	BBB+	5.25	10/01/13	250,000	245,789
Kroger Co.	BBB-	4.95	01/15/15	250,000	240,616
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	257,636
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	259,667
					2,036,928
ENERGY (3.0%)
Diamond Offshore Drilling	A-	4.88	07/01/15	250,000	244,636
Noble Corporation	A-	7.50	03/15/19	250,000	287,962
PPL ENERGY SUPPLY LLC	BBB	5.70	10/15/15	250,000	243,340
Premco Refining Group	BBB	7.50	06/15/15	250,000	258,918
Sunoco, Inc.	BBB	4.88	10/15/14	250,000	241,863
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	250,000	246,293
					1,523,012

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (9.3%)
Berkshire Hathaway Fin	AAA	4.20	12/15/10	250,000	251,294
Brandywine Realty Tr.	BBB-	4.50	11/01/09	250,000	247,342
Capital One Bank	A-	5.75	09/15/10	250,000	250,057
Colonial Properties Tr.	BBB-	4.80	04/01/11	200,000	195,127
Developers Divers Rlty.	BBB	5.00	05/03/10	200,000	196,799
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	500,000	481,654
Ford Motor Credit Co.	B	7.38	10/28/09	250,000	235,312
Fst Hor MtgTr	AAA	5.00	06/25/33	412,346	410,255
GATX Financial Corp.	BBB+	5.13	04/15/10	150,000	147,691
GE Capital Corp.	AAA	5.45	01/15/13	500,000	515,335
GMAC	BB+	0.00	12/01/12	500,000	275,122
Health Care Ppty Invs., Inc.	BBB	5.65	12/15/13	250,000	242,465
Lincoln National Corp.	A+	5.65	08/27/12	200,000	205,298
Markel Corp.	BBB-	6.80	02/15/13	150,000	158,006
Markel Corp.	BBB-	7.00	05/15/08	100,000	100,924
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	254,826
SLM Corp.	BBB+	4.00	01/15/09	250,000	240,842
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	272,922
					4,681,271
HEALTHCARE (2.0%)
Allergan, Inc.	A	5.75	04/01/16	250,000	256,069
Laboratory Corp. of America	BBB	5.50	02/01/13	250,000	243,535
WellPoint, Inc.	A-	4.25	12/15/09	250,000	247,098
Wyeth	A+	5.50	03/15/13	250,000	257,131
					1,003,833
INDUSTRIAL (6.5%)
Avery Dennison Corp.	BBB+	4.88	01/15/13	250,000	244,772
Bunge, Ltd.	BBB-	5.35	04/15/14	250,000	242,058
Donnelley R.R. & Sons	BBB+	4.95	04/01/14	250,000	235,700
Fisher Scientific Intl.	BBB	6.13	07/01/15	250,000	248,333
Lafarge Corp.	BBB	6.50	07/15/08	200,000	201,369
Masco Corp.	BBB+	5.88	07/15/12	200,000	205,009
Nissan Mtr Accep Corp	BBB+	5.63	03/14/11	250,000	257,468
Seariver Maritime	AAA	0.00	09/01/12	1,000,000	806,911
Southwest Airlines Co.	A-	5.25	10/01/14	250,000	243,644
Steelcase	BBB-	6.50	08/15/11	250,000	262,043
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	312,746
					3,260,053

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
TECHNOLOGY (1.0%)
Arrow Electronics	BBB-	6.88	06/01/18	250,000	266,137
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	256,315
					522,452
TELECOMMUNICATIONS (0.9%)
Alltel Corp.	B-	7.00	03/15/16	250,000	195,000
Nextel Communications, Inc.	BBB	5.25	01/15/10	250,000	247,188
					442,188
UTILITIES (2.3%)
Duke Energy Corp.	A	4.50	04/01/10	250,000	250,894
Kinder Morgan	BB-	5.15	03/01/15	250,000	219,971
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	200,000	196,551
Progress Energy, Inc.	A-	5.25	12/15/15	250,000	248,646
Virginia Elect.& Pwr.	A-	4.50	12/15/10	250,000	249,122
					1,165,184
TOTAL LONG-TERM DEBT SECURITIES (Cost: $49,526,854) 98.3%					49,418,745

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.8%)
Freddie Mac	3.25	01/02/08	399,000	398,964
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $398,964) 0.8%				398,964

TOTAL INVESTMENTS (Cost: $49,925,818) 99.1%				$49,817,709

OTHER NET ASSETS 0.9%				$466,999

NET ASSETS 100.0%				$50,284,708

*Ratings as per Standard & Poor’s Corporation.

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association
NR = Not Rated

(1) U.S. Government guaranteed security.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

The total value of investments not rated or below-investment grade was 5,220,831, or 10.5% of the Fund’s investments as of December 31, 2007.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.      PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

Attached hereto:

(a) (1)) Exhibit 99.CODEETH	Code of Ethics

(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: February 28, 2008

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: February 28, 2008